UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1.	Schedule of Investments.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.9%
Brazil – 5.0%
1,385,046	Ambev SA (Consumer Staples)	$ 8,712,420
315,346	B3 SA - Brasil Bolsa Balcao (Financials)	2,242,203
358,364	Banco Bradesco SA (Financials)	3,330,916
338,932	Banco do Brasil SA (Financials)	3,103,636
444,989	BB Seguridade Participacoes SA (Financials)	3,659,570
209,287	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	2,093,831
175,777	Cosan SA Industria e Comercio (Energy)	1,926,905
469,936	CPFL Energia SA (Utilities)	3,017,885
455,025	EDP - Energias do Brasil SA (Utilities)	1,921,170
199,961	Engie Brasil Energia SA (Utilities)	2,167,544
130,031	Equatorial Energia SA (Utilities)	2,544,128
121,613	Fibria Celulose SA (Materials)	1,680,667
216,678	Hypermarcas SA (Health Care)	2,177,719
722,699	JBS SA (Consumer Staples)	1,748,982
643,259	Lojas Renner SA (Consumer Discretionary)	6,677,613
174,098	M Dias Branco SA (Consumer Staples)	2,492,821
79,932	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	1,700,618
247,366	Natura Cosmeticos SA (Consumer Staples)	2,206,882
823,303	Odontoprev SA (Health Care)	3,841,325
770,919	Petroleo Brasileiro SA (Energy)*	3,762,019
242,164	Porto Seguro SA (Financials)	2,654,654
165,509	Qualicorp SA (Health Care)	1,553,055

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
230,788	Raia Drogasil SA (Consumer Staples)	$ 6,213,659
379,301	Sul America SA (Financials)	2,076,088
146,422	Ultrapar Participacoes SA (Energy)	3,144,814
503,907	Vale SA (Materials)	5,417,554

		82,068,678

Chile – 1.4%
23,471	Banco de Chile ADR (Financials)(a)	1,947,154
36,929	Banco de Credito e Inversiones (Financials)	2,210,050
38,465,454	Banco Santander Chile (Financials)	2,630,756
721,637	Cencosud SA (Consumer Staples)	1,767,076
237,453	Cia Cervecerias Unidas SA (Consumer Staples)	3,006,976
177,983	Empresas COPEC SA (Energy)	2,386,873
12,150,471	Enel Americas SA (Utilities)	2,345,943
161,662	Latam Airlines Group SA ADR (Industrials)(a)	2,045,024
236,003	SACI Falabella (Consumer Discretionary)	1,975,710
53,612	Sociedad Quimica y Minera de Chile SA ADR (Materials)	2,912,204

		23,227,766

China – 29.1%
27,974	58.com, Inc. ADR (Information Technology)*	2,006,855
243,513	AAC Technologies Holdings, Inc. (Information Technology)	4,873,253
1,134,647	Agile Group Holdings Ltd. (Real Estate)	1,635,826
13,692,131	Agricultural Bank of China Ltd., Class H (Financials)	6,363,785
306,114	Alibaba Group Holding Ltd. ADR (Information Technology)*	54,206,667

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
724,727	ANTA Sports Products Ltd. (Consumer Discretionary)	$ 3,247,733
36,395	Autohome, Inc. ADR (Information Technology)*	2,015,191
75,018	Baidu, Inc. ADR (Information Technology)*	17,897,795
23,085,660	Bank of China Ltd., Class H (Financials)	11,202,614
4,902,856	Bank of Communications Co. Ltd., Class H (Financials)	3,628,397
834,069	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)	2,189,241
752,218	BYD Electronic International Co. Ltd. (Information Technology)	1,801,039
7,622,656	China Cinda Asset Management Co. Ltd., Class H (Financials)	2,830,363
5,425,099	China CITIC Bank Corp Ltd., Class H (Financials)	3,507,817
5,697,274	China Communications Services Corp. Ltd., Class H (Telecommunication Services)	3,618,151
1,066,456	China Conch Venture Holdings Ltd. (Industrials)	2,348,601
24,355,828	China Construction Bank Corp., Class H (Financials)	21,236,740
5,856,871	China Everbright Bank Co. Ltd., Class H (Financials)	2,714,639
1,238,569	China Everbright International Ltd. (Industrials)	1,661,955
736,266	China Everbright Ltd. (Financials)	1,642,180
994,186	China Evergrande Group (Real Estate)*	3,284,167
5,228,838	China Huarong Asset Management Co. Ltd., Class H (Financials)(b)	2,396,768

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
3,942,464	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)*(c)(d)	$ 0
638,002	China Life Insurance Co. Ltd., Class H (Financials)	2,070,799
1,360,368	China Medical System Holdings Ltd. (Health Care)	2,842,591
1,469,501	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	3,732,926
1,723,464	China Merchants Bank Co. Ltd., Class H (Financials)	6,752,452
3,806,256	China Minsheng Banking Corp. Ltd., Class H (Financials)	3,835,399
1,867,359	China Mobile Ltd. (Telecommunication Services)	18,948,068
1,095,846	China Overseas Land & Investment Ltd. (Real Estate)	3,479,678
437,943	China Pacific Insurance Group Co. Ltd., Class H (Financials)	2,088,727
9,051,675	China Petroleum & Chemical Corp., Class H (Energy)	6,466,972
1,426,564	China Railway Construction Corp. Ltd., Class H (Industrials)	1,687,722
2,231,106	China Railway Group Ltd., Class H (Industrials)	1,665,431
815,699	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	2,240,243
1,333,266	China Resources Pharmaceutical Group Ltd. (Health Care)(b)	1,768,538
873,711	China Resources Power Holdings Co. Ltd. (Utilities)	1,644,459
889,435	China Shenhua Energy Co. Ltd., Class H (Energy)	2,188,797
11,144,880	China Telecom Corp. Ltd., Class H (Telecommunication Services)	5,408,196

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
1,671,290	China Unicom Hong Kong Ltd. (Telecommunication Services)*	$ 2,422,345
3,495,025	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	2,474,647
1,915,188	CITIC Ltd. (Industrials)	2,712,092
1,010,561	CITIC Securities Co. Ltd., Class H (Financials)	2,186,689
2,872,660	CNOOC Ltd. (Energy)	3,891,417
3,118,937	Country Garden Holdings Co. Ltd. (Real Estate)	4,911,900
2,523,890	CRRC Corp. Ltd., Class H (Industrials)	2,300,850
3,448,546	CSPC Pharmaceutical Group Ltd. (Health Care)	6,843,930
37,869	Ctrip.com International Ltd. ADR (Consumer Discretionary)*	1,745,003
2,414,551	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	3,035,888
225,963	ENN Energy Holdings Ltd. (Utilities)	1,647,665
1,914,385	Geely Automobile Holdings Ltd. (Consumer Discretionary)	6,667,086
897,736	GF Securities Co. Ltd., Class H (Financials)	1,800,024
1,597,522	Haitong Securities Co. Ltd., Class H (Financials)	2,380,881
298,805	Hengan International Group Co. Ltd. (Consumer Staples)	2,913,370
22,889,092	Industrial & Commercial Bank of China Ltd., Class H (Financials)	17,789,146
152,920	JD.com, Inc. ADR (Consumer Discretionary)*	5,726,854
943,894	Kingsoft Corp. Ltd. (Information Technology)	2,682,959
2,044,867	Kunlun Energy Co. Ltd. (Energy)	1,767,285

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
6,968,048	Lenovo Group Ltd. (Information Technology)	$ 3,961,247
1,194,318	Longfor Properties Co. Ltd. (Real Estate)	2,804,511
77,095	Momo, Inc. ADR (Information Technology)*	1,850,280
30,771	NetEase, Inc. ADR (Information Technology)	10,114,735
63,674	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)	5,403,376
5,563,644	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	2,863,672
5,606,339	PetroChina Co. Ltd., Class H (Energy)	3,768,569
1,831,290	PICC Property & Casualty Co. Ltd., Class H (Financials)	3,470,217
1,717,078	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	16,928,505
313,495	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	2,829,812
5,489,784	Sihuan Pharmaceutical Holdings Group Ltd. (Health Care)	1,932,973
31,637	SINA Corp./China (Information Technology)*	3,093,150
679,094	Sinopharm Group Co. Ltd., Class H (Health Care)	2,669,354
961,037	Sunac China Holdings Ltd. (Real Estate)(a)	4,429,763
309,415	Sunny Optical Technology Group Co. Ltd. (Information Technology)	5,150,182
152,583	TAL Education Group ADR (Consumer Discretionary)	4,254,014
1,675,618	Tencent Holdings Ltd. (Information Technology)	85,387,822

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
1,649,538	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	$ 2,593,573
790,784	TravelSky Technology Ltd., Class H (Information Technology)	2,161,691
527,730	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	2,141,948
280,007	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	2,304,458
3,755,993	Want Want China Holdings Ltd. (Consumer Staples)	2,943,161
48,131	Weibo Corp. ADR (Information Technology)*(a)	5,225,101
26,497	YY, Inc. ADR (Information Technology)*	2,734,225

		480,047,145

Colombia – 0.4%
3,781,757	Ecopetrol SA (Energy)	2,202,024
144,194	Grupo de Inversiones Suramericana SA (Financials)	1,871,123
555,824	Interconexion Electrica SA ESP (Utilities)	2,552,154

		6,625,301

Czech Republic – 0.2%
120,345	CEZ AS (Utilities)	2,758,018

Egypt – 0.5%
976,335	Commercial International Bank Egypt SAE GDR (Financials)	4,242,176
1,715,004	Egyptian Financial Group-Hermes Holding Co. (Financials)	2,356,827
2,356,430	Global Telecom Holding SAE (Telecommunication Services)*	1,000,808

		7,599,811

Shares	Description	Value
Common Stocks – (continued)
Greece – 0.2%
271,989	Hellenic Telecommunications Organization SA (Telecommunication Services)	$ 3,291,706

Hong Kong – 1.4%
565,146	China Gas Holdings Ltd. (Utilities)	1,736,640
1,542,187	Haier Electronics Group Co. Ltd. (Consumer Discretionary)*	4,126,873
575,747	Kingboard Chemical Holdings Ltd. (Information Technology)	3,302,536
6,672,490	Sino Biopharmaceutical Ltd. (Health Care)	8,731,255
5,182,041	Sun Art Retail Group Ltd. (Consumer Staples)	5,069,114

		22,966,418

Hungary – 0.5%
286,659	MOL Hungarian Oil & Gas PLC (Energy)	3,330,778
66,810	OTP Bank PLC (Financials)	2,559,197
106,441	Richter Gedeon Nyrt (Health Care)	2,756,578

		8,646,553

India – 9.2%
283,854	Adani Ports & Special Economic Zone Ltd. (Industrials)	1,752,077
105,668	Asian Paints Ltd. (Materials)	1,879,261
153,541	Aurobindo Pharma Ltd. (Health Care)	1,649,828
59,468	Bajaj Auto Ltd. (Consumer Discretionary)	3,048,565
127,297	Bajaj Finance Ltd. (Financials)	3,409,558
413,727	Bharti Airtel Ltd. (Telecommunication Services)	3,185,403

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
43,993	Britannia Industries Ltd. (Consumer Staples)	$ 3,285,557
256,436	Cipla Ltd. (Health Care)	2,389,770
340,706	Dabur India Ltd. (Consumer Staples)	1,819,248
78,794	Dr. Reddy’s Laboratories Ltd. (Health Care)	2,791,089
5,391	Eicher Motors Ltd. (Industrials)	2,503,542
365,484	GAIL India Ltd. (Utilities)	2,654,974
135,784	Grasim Industries Ltd. (Materials)	2,463,612
510,484	HCL Technologies Ltd. (Information Technology)	6,713,561
72,342	Hero MotoCorp Ltd. (Consumer Discretionary)	4,076,698
758,741	Hindalco Industries Ltd. (Materials)	2,829,393
408,589	Hindustan Unilever Ltd. (Consumer Staples)	8,063,106
352,803	Housing Development Finance Corp. Ltd. (Financials)	9,168,610
1,337,978	Idea Cellular Ltd. (Telecommunication Services)*	1,959,864
173,741	Indiabulls Housing Finance Ltd. (Financials)	3,249,156
614,810	Infosys Ltd. (Information Technology)	9,307,010
837,954	ITC Ltd. (Consumer Staples)	3,327,514
99,389	Larsen & Toubro Ltd. (Industrials)	1,875,181
200,834	LIC Housing Finance Ltd. (Financials)	1,811,493
132,390	Lupin Ltd. (Health Care)	1,678,897
78,093	Mahindra & Mahindra Ltd. (Consumer Discretionary)	1,703,500
767,444	Marico Ltd. (Consumer Staples)	3,642,026
37,138	Maruti Suzuki India Ltd. (Consumer Discretionary)	4,952,751

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
475,792	Motherson Sumi Systems Ltd. (Consumer Discretionary)	$ 2,694,777
35,183	Nestle India Ltd. (Consumer Staples)	4,181,528
665,603	NTPC Ltd. (Utilities)	1,869,944
775,857	Oil & Natural Gas Corp. Ltd. (Energy)	2,173,675
943,583	Power Finance Corp. Ltd. (Financials)	1,768,486
494,785	Reliance Industries Ltd. (Energy)	7,071,481
318,901	Sun Pharmaceutical Industries Ltd. (Health Care)	2,670,450
168,941	Tata Consultancy Services Ltd. (Information Technology)	6,909,079
390,933	Tata Motors Ltd. (Consumer Discretionary)*	2,450,304
677,569	Tata Motors Ltd., Class A (Consumer Discretionary)*	2,432,124
1,889,936	Tata Power Co. Ltd. (The) (Utilities)	2,775,697
281,547	Tech Mahindra Ltd. (Information Technology)	2,136,273
132,398	Titan Co. Ltd. (Consumer Discretionary)	1,681,463
275,381	Vakrangee Ltd. (Information Technology)	3,047,214
766,320	Vedanta Ltd. (Materials)	3,511,310
1,012,816	Wipro Ltd. (Information Technology)	4,585,003
468,579	Yes Bank Ltd. (Financials)	2,230,256

		151,380,308

Indonesia – 2.1%
22,062,889	Adaro Energy Tbk PT (Energy)	2,772,949
4,190,032	Astra International Tbk PT (Consumer Discretionary)	2,470,465
3,065,177	Bank Central Asia Tbk PT (Financials)	4,611,589

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
5,541,355	Bank Mandiri Persero Tbk PT (Financials)	$ 3,031,645
4,857,518	Bank Negara Indonesia Persero Tbk PT (Financials)	2,908,908
10,392,500	Bank Rakyat Indonesia Persero Tbk PT (Financials)	2,466,356
7,470,747	Bank Tabungan Negara Persero Tbk PT (Financials)	1,767,440
17,516,490	Kalbe Farma Tbk PT (Health Care)	2,072,038
16,292,015	Perusahaan Gas Negara Persero Tbk (Utilities)	2,047,643
14,260,088	Telekomunikasi Indonesia Persero Tbk PT (Telecommunication Services)	4,375,230
1,229,196	Unilever Indonesia Tbk PT (Consumer Staples)	4,480,213
822,926	United Tractors Tbk PT (Energy)	2,038,151

		35,042,627

Malaysia – 1.7%
2,620,529	Astro Malaysia Holdings Bhd (Consumer Discretionary)	1,819,856
243,702	British American Tobacco Malaysia Bhd (Consumer Staples)	2,227,554
1,354,900	CIMB Group Holdings Bhd (Financials)	2,004,437
4,365,200	Dialog Group Bhd (Energy)	2,572,474
3,315,119	DiGi.Com Bhd (Telecommunication Services)	3,761,377
1,416,663	Genting Bhd (Consumer Discretionary)	3,048,450
805,234	HAP Seng Consolidated Bhd (Industrials)	1,904,050
909,938	Malayan Banking Bhd (Financials)	2,058,180
141,100	Nestle Malaysia Bhd (Consumer Staples)	3,357,141
463,988	Public Bank Bhd (Financials)	2,257,821

Shares	Description	Value
Common Stocks – (continued)
Malaysia – (continued)
1,032,100	Sime Darby Bhd (Industrials)	$ 593,088
1,032,100	Sime Darby Plantation Bhd (Consumer Staples)*	1,264,414
1,032,100	Sime Darby Property Bhd (Real Estate)*	302,854
458,300	UMW Holdings Bhd (Consumer Discretionary)*	590,596

		27,762,292

Mexico – 2.3%
1,660,487	Alfa SAB de CV, Class A (Industrials)	1,853,612
8,996,566	America Movil SAB de CV, Series L (Telecommunication Services)	7,731,651
405,518	Arca Continental SAB de CV (Consumer Staples)	2,781,261
3,772,076	Cemex SAB de CV, Series CPO (Materials)*	2,890,992
356,038	Coca-Cola Femsa SAB de CV, Series L (Consumer Staples)	2,448,790
516,136	Fomento Economico Mexicano SAB de CV (Consumer Staples)	4,667,583
279,542	Gruma SAB de CV, Class B (Consumer Staples)	3,471,213
1,754,975	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	4,098,337
499,167	Grupo Financiero Banorte SAB de CV, Class O (Financials)	2,932,331
1,751,776	Wal-Mart de Mexico SAB de CV (Consumer Staples)	4,135,118

		37,010,888

Peru – 0.2%
17,234	Credicorp Ltd. (Financials)	3,636,891

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Philippines – 0.4%
59,144	Globe Telecom, Inc. (Telecommunication Services)	$ 2,153,472
433,908	Jollibee Foods Corp. (Consumer Discretionary)	2,103,064
87,020	SM Investments Corp. (Industrials)	1,679,455

		5,935,991

Poland – 1.9%
62,614	Bank Pekao SA (Financials)	2,275,031
54,778	CCC SA (Consumer Discretionary)(a)	3,729,510
56,959	CD Projekt SA (Information Technology)	1,641,097
190,235	Grupa Lotos SA (Energy)	3,040,758
103,695	Jastrzebska Spolka Weglowa SA (Materials)*	2,631,781
73,556	KGHM Polska Miedz SA (Materials)	2,229,950
1,441	LPP SA (Consumer Discretionary)	3,343,503
176,285	Polski Koncern Naftowy ORLEN SA (Energy)	5,544,482
215,591	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	2,588,671
191,436	Powszechny Zaklad Ubezpieczen SA (Financials)	2,414,924
1,360,747	Synthos SA (Materials)(a)	1,834,750

		31,274,457

Qatar – 0.4%
193,103	Masraf Al Rayan QSC (Financials)	1,800,439
104,776	Ooredoo QPSC (Telecommunication Services)	2,299,101
75,945	Qatar National Bank QPSC (Financials)	2,440,251

		6,539,791

Shares	Description	Value
Common Stocks – (continued)
Russia – 3.3%
1,437,230	Alrosa PJSC (Materials)	$ 1,915,938
913,639	Gazprom PJSC ADR (Energy)	4,083,509
47,299,783	Inter RAO UES PJSC (Utilities)	2,984,286
172,004	LUKOIL PJSC (Energy)	9,695,032
13,866	MMC Norilsk Nickel PJSC (Materials)	2,344,322
367,976	Mobile TeleSystems PJSC ADR (Telecommunication Services)	3,815,911
17,203	Novatek PJSC GDR (Energy)	1,949,100
33,723	Polyus PJSC (Materials)	2,835,760
700,920	Sberbank of Russia PJSC ADR (Financials)	11,432,005
203,369	Severstal PJSC GDR (Materials)	3,160,354
453,833	Surgutneftegas OJSC ADR (Energy)	2,084,909
434,457	Surgutneftegas OJSC ADR (Energy)	2,076,704
94,089	Tatneft PJSC ADR (Energy)	4,441,001
995,068	VTB Bank PJSC GDR (Financials)	1,781,172

		54,600,003

South Africa – 5.3%
231,201	AngloGold Ashanti Ltd. (Materials)	2,420,048
174,283	Barclays Africa Group Ltd. (Financials)	2,015,640
172,555	Bidvest Group Ltd. (The) (Industrials)	2,420,387
46,660	Capitec Bank Holdings Ltd. (Financials)(a)	3,368,173
343,769	Coronation Fund Managers Ltd. (Financials)(a)	1,821,844
250,278	Exxaro Resources Ltd. (Energy)	2,704,855
897,868	FirstRand Ltd. (Financials)	3,708,621
1,732,021	Fortress REIT Ltd., Class A REIT (Real Estate)	2,190,021

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
667,218	Gold Fields Ltd. (Materials)(a)	$ 2,845,916
1,185,858	Growthpoint Properties Ltd. REIT (Real Estate)	2,173,095
212,113	Liberty Holdings Ltd. (Financials)	1,805,740
91,251	Mondi Ltd. (Materials)	2,174,372
208,689	Mr Price Group Ltd. (Consumer Discretionary)(a)	3,181,924
214,414	MTN Group Ltd. (Telecommunication Services)	2,031,688
87,211	Naspers Ltd., Class N (Consumer Discretionary)	23,574,043
753,417	Pick n Pay Stores Ltd. (Consumer Staples)	3,515,118
2,627,411	Redefine Properties Ltd. REIT (Real Estate)	1,949,012
257,725	Resilient REIT Ltd. REIT (Real Estate)	2,764,180
337,380	Sappi Ltd. (Materials)	2,405,989
192,053	Shoprite Holdings Ltd. (Consumer Staples)	3,207,570
296,586	Standard Bank Group Ltd. (Financials)	3,760,995
609,429	Steinhoff International Holdings NV (Consumer Discretionary)	2,513,211
558,889	Telkom SA SOC Ltd. (Telecommunication Services)(a)	2,030,312
62,246	Tiger Brands Ltd. (Consumer Staples)	1,904,771
229,692	Vodacom Group Ltd. (Telecommunication Services)(a)	2,442,303
435,972	Woolworths Holdings Ltd. (Consumer Discretionary)(a)	1,853,500

		86,783,328

South Korea – 15.9%
15,577	Amorepacific Corp. (Consumer Staples)	4,422,966

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
29,630	AMOREPACIFIC Group (Consumer Staples)	$ 4,016,012
27,801	BGF retail Co. Ltd. (Consumer Staples)	2,020,730
17,623	Celltrion, Inc. (Health Care)*	3,240,397
7,020	CJ CheilJedang Corp (Consumer Staples)	2,586,740
24,336	CJ E&M Corp. (Consumer Discretionary)	1,923,176
44,782	Coway Co. Ltd. (Consumer Discretionary)	3,946,330
48,522	DB Insurance Co. Ltd. (Financials)	3,054,222
237,999	DGB Financial Group, Inc. (Financials)	2,182,614
62,456	Dongsuh Cos., Inc. (Consumer Staples)	1,713,128
12,152	E-MART, Inc. (Consumer Staples)	3,054,052
44,600	GS Holdings Corp. (Energy)	2,504,075
106,670	Hana Financial Group, Inc. (Financials)	4,651,037
49,847	Hankook Tire Co. Ltd. (Consumer Discretionary)	2,455,134
17,983	Hanssem Co. Ltd. (Consumer Discretionary)	3,032,282
48,322	Hanwha Corp. (Industrials)	1,842,741
392,344	Hanwha Life Insurance Co. Ltd. (Financials)	2,689,535
28,420	Hotel Shilla Co. Ltd. (Consumer Discretionary)	2,211,968
31,506	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	2,831,414
60,767	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	2,423,421
14,628	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	3,676,322
16,543	Hyundai Motor Co. (Consumer Discretionary)	2,500,642
36,023	Hyundai Steel Co. (Materials)	1,986,106

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
195,963	Industrial Bank of Korea (Financials)	$ 2,863,140
14,914	Kakao Corp. (Information Technology)	1,870,674
121,909	KB Financial Group, Inc. (Financials)	6,710,176
124,719	Kia Motors Corp. (Consumer Discretionary)	3,856,462
91,073	Korea Electric Power Corp. (Utilities)	3,138,284
82,303	Korea Gas Corp. (Utilities)*	3,346,573
39,726	Korea Investment Holdings Co. Ltd. (Financials)	2,489,606
100,414	KT Corp. (Telecommunication Services)	2,980,762
30,292	KT&G Corp. (Consumer Staples)	3,395,933
7,535	LG Chem Ltd. (Materials)	2,890,753
36,560	LG Corp. (Industrials)	3,057,165
70,518	LG Display Co. Ltd. (Information Technology)	2,002,303
59,198	LG Electronics, Inc. (Consumer Discretionary)	4,895,768
5,605	LG Household & Health Care Ltd. (Consumer Staples)	6,041,502
10,632	LG Innotek Co. Ltd. (Information Technology)	1,572,940
5,867	Lotte Chemical Corp. (Materials)	1,930,058
10,684	NAVER Corp (Information Technology)	7,854,078
7,485	NCSoft Corp. (Information Technology)	3,002,254
18,782	OCI Co. Ltd. (Materials)	2,096,957
21,009	POSCO (Materials)	6,467,278
38,102	S-1 Corp. (Industrials)	3,501,218
4,847	Samsung Biologics Co. Ltd. (Health Care)*(b)	1,525,475
53,597	Samsung Card Co. Ltd. (Financials)	1,881,374

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
20,198	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	$ 1,856,007
28,734	Samsung Electronics Co. Ltd. (Information Technology)	67,065,803
9,402	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	2,246,285
22,358	Samsung Life Insurance Co. Ltd. (Financials)	2,629,749
9,493	Samsung SDI Co. Ltd. (Information Technology)	1,849,314
10,981	Samsung SDS Co. Ltd. (Information Technology)	1,897,016
67,595	Samsung Securities Co. Ltd. (Financials)	2,260,931
106,008	Shinhan Financial Group Co. Ltd. (Financials)	4,714,714
17,190	SillaJen, Inc. (Health Care)*	1,745,458
8,707	SK Holdings Co. Ltd. (Industrials)	2,336,268
182,767	SK Hynix, Inc. (Information Technology)	12,898,236
16,850	SK Innovation Co. Ltd. (Energy)	3,197,358
21,692	SK Telecom Co. Ltd. (Telecommunication Services)	5,262,291
27,667	S-Oil Corp. (Energy)	3,038,095
254,309	Woori Bank (Financials)	3,785,716
8,201	Yuhan Corp. (Health Care)	1,657,910

		262,776,928

Taiwan – 11.0%
2,474,891	Advanced Semiconductor Engineering, Inc. (Information Technology)	3,205,625
377,671	Advantech Co. Ltd. (Information Technology)	2,518,310
98,124	Airtac International Group (Industrials)	1,671,713

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
1,951,521	Asia Cement Corp. (Materials)	$ 1,812,024
255,750	Asustek Computer, Inc. (Information Technology)	2,353,371
3,974,590	AU Optronics Corp. (Information Technology)	1,689,539
2,013,291	Cathay Financial Holding Co. Ltd. (Financials)	3,470,266
886,686	Chailease Holding Co. Ltd. (Financials)	2,571,904
3,120,771	Chang Hwa Commercial Bank Ltd. (Financials)	1,690,756
3,723,435	China Steel Corp. (Materials)	3,041,414
1,029,294	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	3,551,775
5,263,573	Compal Electronics, Inc. (Information Technology)	3,641,366
5,153,128	CTBC Financial Holding Co. Ltd. (Financials)	3,436,106
405,670	Delta Electronics, Inc. (Information Technology)	1,846,168
3,150,370	E.Sun Financial Holding Co. Ltd. (Financials)	1,948,369
762,846	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	1,818,480
721,098	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	3,017,197
3,533,499	First Financial Holding Co. Ltd. (Financials)	2,267,782
787,238	Formosa Chemicals & Fibre Corp. (Materials)	2,388,433
726,228	Formosa Petrochemical Corp. (Energy)	2,566,519
908,962	Formosa Plastics Corp. (Materials)	2,745,614
1,728,064	Fubon Financial Holding Co. Ltd. (Financials)	2,825,950

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
244,866	General Interface Solution Holding Ltd. (Information Technology)	$ 1,930,746
122,862	Globalwafers Co. Ltd. (Information Technology)	1,652,824
155,738	Hiwin Technologies Corp. (Industrials)	1,716,057
3,580,911	Hon Hai Precision Industry Co. Ltd. (Information Technology)	11,938,758
5,498,497	Innolux Corp. (Information Technology)	2,401,491
26,723	Largan Precision Co. Ltd. (Information Technology)	4,579,457
1,073,250	Macronix International (Information Technology)*	1,696,074
171,837	MediaTek, Inc. (Information Technology)	1,867,669
2,559,209	Mega Financial Holding Co. Ltd. (Financials)	2,017,913
756,849	Nanya Technology Corp. (Information Technology)	1,963,154
264,816	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	2,427,965
1,123,119	Pegatron Corp. (Information Technology)	2,557,479
183,006	Phison Electronics Corp. (Information Technology)	1,854,832
664,644	President Chain Store Corp. (Consumer Staples)	6,293,222
862,304	Quanta Computer, Inc. (Information Technology)	1,768,077
1,326,974	Standard Foods Corp. (Consumer Staples)	3,322,523
2,197,323	Synnex Technology International Corp. (Information Technology)	2,974,305
8,957,635	Taiwan Business Bank (Financials)	2,469,815
3,337,278	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	1,819,180

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
717,190	Taiwan Mobile Co. Ltd. (Telecommunication Services)	$ 2,570,445
7,222,741	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	54,422,200
2,674,424	Uni-President Enterprises Corp. (Consumer Staples)	5,679,829
173,809	Win Semiconductors Corp. (Information Technology)	1,854,334
1,774,415	Winbond Electronics Corp. (Information Technology)	1,691,947
161,670	Yageo Corp. (Information Technology)	1,811,066

		181,360,043

Thailand – 1.6%
512,616	Advanced Info Service PCL NVDR (Telecommunication Services)	2,738,870
1,338,500	Airports of Thailand PCL NVDR (Industrials)	2,551,183
811,500	Central Pattana PCL NVDR (Real Estate)	2,000,176
1,117,077	CP ALL PCL NVDR (Consumer Staples)	2,496,835
378,900	Electricity Generating PCL NVDR (Utilities)	2,494,290
6,197,700	Home Product Center PCL NVDR (Consumer Discretionary)	2,391,029
377,600	Kasikornbank PCL (Financials)	2,705,401
912,500	PTT Global Chemical PCL NVDR (Materials)	2,221,180
264,357	PTT PCL NVDR (Energy)	3,334,816
378,979	Siam Commercial Bank PCL (The) NVDR (Financials)	1,769,574
729,500	Thai Oil PCL NVDR (Energy)	2,077,266

		26,780,620

Shares	Description	Value
Common Stocks – (continued)
Turkey – 0.9%
273,871	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)(a)	$ 2,334,815
223,581	BIM Birlesik Magazalar AS (Consumer Staples)	4,141,290
861,037	Eregli Demir ve Celik Fabrikalari TAS (Materials)	1,897,961
1,266,099	Petkim Petrokimya Holding AS (Materials)	2,113,379
69,052	Tupras Turkiye Petrol Rafinerileri AS (Energy)	2,142,600
695,199	Turkcell Iletisim Hizmetleri AS (Telecommunication Services)	2,707,076

		15,337,121

United Arab Emirates – 0.6%
3,141,519	Aldar Properties PJSC (Real Estate)	1,881,661
2,410,265	DAMAC Properties Dubai Co. PJSC (Real Estate)	2,263,930
1,030,664	Dubai Islamic Bank PJSC (Financials)	1,692,051
838,998	Emaar Properties PJSC (Real Estate)	1,724,594
539,812	Emirates Telecommunications Group Co. PJSC (Telecommunication Services)	2,410,269

		9,972,505

United States – 0.4%
174,169	Yum China Holdings, Inc. (Consumer Discretionary)	7,111,320

TOTAL COMMON STOCKS (Cost $1,264,453,598)		$1,580,536,509

Preferred Stocks – 4.0%
Brazil – 2.5%
842,535	Banco Bradesco SA (Financials)	$ 8,416,328

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Preferred Stocks – (continued)
Brazil – (continued)
257,791	Braskem SA, Class A (Materials)*	$ 3,580,759
176,299	Cia Brasileira de Distribuicao (Consumer Staples)*	3,775,717
757,143	Gerdau SA (Materials)	2,566,665
996,071	Itau Unibanco Holding SA (Financials)	12,576,977
818,753	Itausa - Investimentos Itau SA (Financials)	2,600,170
844,373	Petroleo Brasileiro SA (Energy)*	3,973,216
208,663	Telefonica Brasil SA (Telecommunication Services)	3,031,152

		40,520,984

Chile – 0.1%
567,203	Embotelladora Andina SA, Class B (Consumer Staples)	2,478,782

South Korea – 1.4%
30,192	Amorepacific Corp. (Consumer Staples)	4,633,186
24,431	Hyundai Motor Co. (Consumer Discretionary)	2,188,856
7,439	LG Household & Health Care Ltd. (Consumer Staples)	4,798,693
5,776	Samsung Electronics Co. Ltd. (Information Technology)	11,124,738

		22,745,473

TOTAL PREFERRED STOCKS (Cost $48,269,556)		$ 65,745,239

Units	Description	Expiration Month	Value
Rights – 0.0%(e)
China – 0.0%(e)
1,780,517	China Power International Development Ltd. (Utilities)*	12/17	$ 50,154

Units	Description	Expiration Month	Value
Rights – (continued)(e)
Taiwan – 0.0%(e)
70,881	CTBC Financial Holding Co. Ltd. (Financials)*(c)(d)	12/17	$ 0

TOTAL RIGHTS (Cost $0)			$ 50,154

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,312,723,154)			$1,646,331,902

Shares		Distribution rate	Value
Securities Lending Reinvestment Vehicle – 1.6%(d)(f)
Goldman Sachs Financial Square Government Fund - Institutional Shares
26,373,459		0.97%	$ 26,373,459
(Cost $26,373,459)

TOTAL INVESTMENTS – 101.5%
(Cost $1,339,096,613)			$1,672,705,361

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%			(24,558,321)

NET ASSETS – 100.0%			$1,648,147,040

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,690,781, which represents approximately 0.3% of net assets as of November 30, 2017.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Security valued at $0.

(e)	Less than 0.05%.

(f)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2017	Shares as of November 30, 2017	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$26,893,134	$229,198,116	$202,824,619	$26,373,459	26,373,459	$49,825

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2017:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$90,140,963	$4,242,176	$—
Asia	1,266,532,969	36,764,449	—	(b)
Europe	45,970,734	—	—
North America	44,122,208	—	—
South America	115,558,637	42,999,766	—
Securities Lending Reinvestment Vehicle	26,373,459	—	—
Total	$1,588,698,970	$84,006,391	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

The Fund recognizes transfers between the levels as of the beginning of the period.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

For the period ended November 30, 2017, the Fund transferred common stock valued at $2,084,514 from level 1 to Level 2 as a result of halted trade.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at November 30, 2017(b)

Common Stock:
China Huishan Dairy Holdings Co. Ltd.	$211,569	$—	$—	$(211,569)	$—	$—	$—	$—	$—	(b)	$(211,569)

Total	$211,569	$—	$—	$(211,569)	$—	$—	$—	$—	$—		$(211,569)

(b)	Includes a level 3 security valued at $0.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Australia – 0.3%
7,176	BHP Billiton PLC (Materials)	$ 130,651

Austria – 0.7%
876	ANDRITZ AG (Industrials)	49,149
1,002	Erste Group Bank AG (Financials)*	43,787
1,999	OMV AG (Energy)	124,562
2,816	Raiffeisen Bank International AG (Financials)*	99,890
622	voestalpine AG (Materials)	36,200

		353,588

Belgium – 1.3%
994	Ageas (Financials)	48,931
1,874	Anheuser-Busch InBev SA/NV (Consumer Staples)	216,073
2,088	Colruyt SA (Consumer Staples)	110,763
571	Groupe Bruxelles Lambert SA (Financials)	61,513
540	KBC Group NV (Financials)	44,253
726	Proximus SADP (Telecommunication Services)	24,926
285	Solvay SA (Materials)	40,167
531	Telenet Group Holding NV (Consumer Discretionary)*	37,159
225	UCB SA (Health Care)	16,832
1,611	Umicore SA (Materials)	75,317

		675,934

Chile – 0.1%
3,058	Antofagasta PLC (Materials)	37,648

Colombia – 0.1%
516	Millicom International Cellular SA (Telecommunication Services)	33,899

Shares	Description	Value
Common Stocks – (continued)
Denmark – 3.2%
1,538	Carlsberg A/S, Class B (Consumer Staples)	$ 182,465
632	Chr Hansen Holding A/S (Materials)	57,462
1,208	Coloplast A/S, Class B (Health Care)	94,852
3,097	Danske Bank A/S (Financials)	115,907
1,169	DSV A/S (Industrials)	90,123
830	H Lundbeck A/S (Health Care)	41,927
895	ISS A/S (Industrials)	33,898
10,357	Novo Nordisk A/S, Class B (Health Care)	535,630
1,055	Novozymes A/S, Class B (Materials)	57,198
1,067	Orsted A/S (Utilities)(a)	62,190
999	Pandora A/S (Consumer Discretionary)	100,273
7,899	TDC A/S (Telecommunication Services)	48,166
2,309	Tryg A/S (Financials)	56,230
744	Vestas Wind Systems A/S (Industrials)	47,703
2,271	William Demant Holding A/S (Health Care)*	62,545

		1,586,569

Finland – 1.2%
859	Elisa OYJ (Telecommunication Services)	35,008
3,602	Fortum OYJ (Utilities)	75,933
689	Kone OYJ, Class B (Industrials)	35,523
3,879	Nokia OYJ (Information Technology)	19,500
3,712	Orion OYJ, Class B (Health Care)	137,339

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Finland – (continued)
1,246	Sampo OYJ, Class A (Financials)	$ 65,978
2,869	Stora Enso OYJ, Class R (Materials)	43,992
5,130	UPM-Kymmene OYJ (Materials)	154,693
758	Wartsila OYJ Abp (Industrials)	50,161

		618,127

France – 18.2%
342	Accor SA (Consumer Discretionary)	17,184
421	Aeroports de Paris (Industrials)	80,442
973	Air Liquide SA (Materials)	121,991
1,307	Airbus SE (Industrials)	136,033
447	Alstom SA (Industrials)	18,484
433	Amundi SA (Financials)(a)	38,711
2,333	Arkema SA (Materials)	285,964
3,196	Atos SE (Information Technology)	473,486
8,713	AXA SA (Financials)	263,360
1,030	BioMerieux (Health Care)	86,079
5,525	BNP Paribas SA (Financials)	418,848
3,963	Bollore SA (Industrials)	21,084
781	Bouygues SA (Industrials)	40,471
1,431	Bureau Veritas SA (Industrials)	38,007
1,631	Capgemini SE (Information Technology)	188,405
4,033	Carrefour SA (Consumer Staples)	84,898
1,032	Casino Guichard Perrachon SA (Consumer Staples)	62,916
1,635	Cie de Saint-Gobain (Industrials)	93,313
845	Cie Generale des Etablissements Michelin (Consumer Discretionary)	122,768
4,577	CNP Assurances (Financials)	103,199

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
12,987	Credit Agricole SA (Financials)	$ 219,191
3,358	Danone SA (Consumer Staples)	283,957
20	Dassault Aviation SA (Industrials)	30,803
1,226	Dassault Systemes (Information Technology)	132,017
2,310	Eiffage SA (Industrials)	253,922
2,123	Engie SA (Utilities)	37,223
1,123	Essilor International SA (Health Care)	144,680
1,585	Eurazeo SA (Financials)	139,737
1,108	Eutelsat Communications SA (Consumer Discretionary)	25,128
807	Faurecia (Consumer Discretionary)	61,852
438	Fonciere Des Regions REIT (Real Estate)	46,945
255	Gecina SA REIT (Real Estate)	42,567
632	Hermes International (Consumer Discretionary)	333,716
321	ICADE REIT (Real Estate)	29,869
70	Iliad SA (Telecommunication Services)	16,405
638	Imerys SA (Materials)	58,598
289	Ingenico Group SA (Information Technology)	30,337
1,731	Ipsen SA (Health Care)	211,349
286	Kering (Consumer Discretionary)	127,112
945	Klepierre SA REIT (Real Estate)	39,099
493	Lagardere SCA (Consumer Discretionary)	16,186
1,512	Legrand SA (Industrials)	113,506
1,556	L’Oreal SA (Consumer Staples)	344,714

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
1,276	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	$ 371,992
8,417	Natixis SA (Financials)	68,345
2,883	Orange SA (Telecommunication Services)(b)	49,775
864	Pernod Ricard SA (Consumer Staples)	135,007
10,599	Peugeot SA (Consumer Discretionary)	219,580
1,255	Publicis Groupe SA (Consumer Discretionary)	83,499
593	Remy Cointreau SA (Consumer Staples)	79,050
3,218	Rexel SA (Industrials)	59,454
1,225	Safran SA (Industrials)	130,770
5,932	Sanofi (Health Care)	541,793
2,237	Schneider Electric SE (Industrials)*	192,605
952	SCOR SE (Financials)	38,889
849	SEB SA (Consumer Discretionary)	156,705
565	Societe BIC SA (Industrials)	65,711
3,872	Societe Generale SA (Financials)	195,336
369	Sodexo SA (Consumer Discretionary)	48,288
2,617	Suez (Utilities)	48,335
224	Teleperformance (Industrials)	33,212
894	Thales SA (Industrials)	90,521
7,986	TOTAL SA (Energy)	451,395
2,370	Ubisoft Entertainment SA (Information Technology)*	182,071
208	Unibail-Rodamco SE REIT (Real Estate)	53,310
599	Valeo SA (Consumer Discretionary)	43,560
1,969	Veolia Environnement SA (Utilities)	49,901
2,298	Vinci SA (Industrials)	235,203

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
631	Vivendi SA (Consumer Discretionary)	$ 16,827
387	Wendel SA (Financials)	65,248

		9,140,938

Germany – 13.9%
1,836	adidas AG (Consumer Discretionary)	383,540
1,840	Allianz SE (Financials)	434,726
807	Axel Springer SE (Consumer Discretionary)	63,805
3,027	BASF SE (Materials)	339,269
3,953	Bayer AG (Health Care)	505,036
416	Bayerische Motoren Werke AG (Consumer Discretionary)	42,003
1,934	Beiersdorf AG (Consumer Staples)	230,577
549	Brenntag AG (Industrials)	34,236
3,649	Commerzbank AG (Financials)*	52,885
244	Continental AG (Consumer Discretionary)	65,096
1,939	Covestro AG (Materials)(a)	202,297
1,877	Daimler AG (Consumer Discretionary)	155,589
647	Deutsche Bank AG (Financials)	12,235
1,128	Deutsche Boerse AG (Financials)	128,109
8,946	Deutsche Lufthansa AG (Industrials)	307,949
9,187	Deutsche Post AG (Industrials)	436,960
13,102	Deutsche Telekom AG (Telecommunication Services)	234,489
745	Deutsche Wohnen SE (Real Estate)	32,991
516	Drillisch AG (Telecommunication Services)	39,444

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
13,589	E.ON SE (Utilities)	$ 157,443
699	Evonik Industries AG (Materials)	26,120
636	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	63,457
1,088	Fresenius Medical Care AG & Co KGaA (Health Care)	108,284
1,774	Fresenius SE & Co KGaA (Health Care)	128,204
304	Hannover Rueck SE (Financials)	40,017
376	HeidelbergCement AG (Materials)	40,067
501	Henkel AG & Co KGaA (Consumer Staples)	61,170
453	HOCHTIEF AG (Industrials)	79,751
3,161	HUGO BOSS AG (Consumer Discretionary)	260,401
3,871	Infineon Technologies AG (Information Technology)	107,082
321	Innogy SE (Utilities)(a)	14,864
472	KION Group AG (Industrials)	38,483
479	LANXESS AG (Materials)	36,450
271	Linde AG (Materials)*	63,381
482	MAN SE (Industrials)	54,230
1,101	Merck KGaA (Health Care)	117,402
1,330	METRO AG (Consumer Staples)*	26,008
373	MTU Aero Engines AG (Industrials)	67,179
351	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	78,241
419	OSRAM Licht AG (Industrials)	35,966
1,527	ProSiebenSat.1 Media SE (Consumer Discretionary)	48,650
4,196	RWE AG (Utilities)*	96,310

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
5,059	SAP SE (Information Technology)	$ 570,938
2,680	Siemens AG (Industrials)	364,926
539	Symrise AG (Materials)	45,894
4,070	Telefonica Deutschland Holding AG (Telecommunication Services)	19,392
3,159	TUI AG (Consumer Discretionary)	58,327
998	United Internet AG (Information Technology)	67,352
96	Volkswagen AG (Consumer Discretionary)	19,911
2,025	Vonovia SE (Real Estate)	95,482
687	Wirecard AG (Information Technology)	73,362
3,885	Zalando SE (Consumer Discretionary)*(a)	199,026

		6,965,006

Ireland – 0.6%
259	AerCap Holdings NV (Industrials)*	13,460
11,965	Bank of Ireland Group PLC (Financials)*	93,503
2,743	CRH PLC (Materials)	94,684
798	Kerry Group PLC, Class A (Consumer Staples)	83,732

		285,379

Italy – 3.3%
5,402	Assicurazioni Generali SpA (Financials)	99,063
1,392	Atlantia SpA (Industrials)(b)	46,324
7,586	Davide Campari-Milano SpA (Consumer Staples)	59,155
24,859	Enel SpA (Utilities)	161,690
4,134	Eni SpA (Energy)	68,072
1,698	Ferrari NV (Consumer Discretionary)	184,644

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
39,472	Intesa Sanpaolo SpA (Financials)	$ 132,816
10,390	Intesa Sanpaolo SpA-RSP (Financials)	33,251
3,717	Luxottica Group SpA (Consumer Discretionary)	216,502
4,092	Poste Italiane SpA (Financials)(a)	29,933
4,467	Prysmian SpA (Industrials)	149,028
2,297	Recordati SpA (Health Care)	103,528
7,334	Snam SpA (Energy)	37,043
140,730	Telecom Italia SpA (Telecommunication Services)*	117,963
165,630	Telecom Italia SpA-RSP (Telecommunication Services)	112,371
7,045	Terna Rete Elettrica Nazionale SpA (Utilities)	43,638
928	UniCredit SpA (Financials)*	18,700
15,725	UnipolSai Assicurazioni SpA (Financials)	36,937

		1,650,658

Luxembourg – 0.5%
3,454	ArcelorMittal (Materials)*	104,463
99	Eurofins Scientific SE (Health Care)	60,048
1,191	RTL Group SA (Consumer Discretionary)	95,146

		259,657

Netherlands – 6.2%
1,523	ABN AMRO Group NV (Financials)(a)	45,262
12,978	Aegon NV (Financials)	80,745
758	Akzo Nobel NV (Materials)(b)	68,417
1,144	ASML Holding NV (Information Technology)	201,334
1,732	Boskalis Westminster (Industrials)	64,175

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
1,845	EXOR NV (Financials)	$ 111,974
1,632	Heineken Holding NV (Consumer Staples)	157,561
1,248	Heineken NV (Consumer Staples)	127,362
13,774	ING Groep NV (Financials)	248,897
9,996	Koninklijke Ahold Delhaize NV (Consumer Staples)	214,478
618	Koninklijke DSM NV (Materials)	58,051
12,830	Koninklijke KPN NV (Telecommunication Services)	47,148
5,775	Koninklijke Philips NV (Health Care)	224,650
2,597	NN Group NV (Financials)	114,278
1,924	NXP Semiconductors NV (Information Technology)*	218,162
3,444	Randstad Holding NV (Industrials)	212,468
14,427	Royal Dutch Shell PLC, Class A (Energy)	460,399
10,211	Royal Dutch Shell PLC, Class B (Energy)	330,141
2,279	Wolters Kluwer NV (Industrials)	118,273

		3,103,775

Norway – 1.0%
2,079	DNB ASA (Financials)	38,045
2,359	Gjensidige Forsikring ASA (Financials)	42,913
4,421	Marine Harvest ASA (Consumer Staples)*	78,076
9,394	Norsk Hydro ASA (Materials)	64,083
5,668	Orkla ASA (Consumer Staples)	57,024
5,501	Schibsted ASA, Class B (Consumer Discretionary)	137,363
910	Statoil ASA (Energy)	18,310

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
2,602	Telenor ASA (Telecommunication Services)	$ 58,508
304	Yara International ASA (Materials)	13,565

		507,887

Portugal – 0.4%
16,836	EDP - Energias de Portugal SA (Utilities)	59,119
1,495	Galp Energia SGPS SA (Energy)	28,263
6,492	Jeronimo Martins SGPS SA (Consumer Staples)	127,722

		215,104

South Africa – 0.6%
6,366	Investec PLC (Financials)	44,552
21,841	Mediclinic International PLC (Health Care)(b)	167,191
2,906	Mondi PLC (Materials)	69,469

		281,212

Spain – 4.6%
4,922	Abertis Infraestructuras SA (Industrials)	110,097
3,999	ACS Actividades de Construccion y Servicios SA (Industrials)	154,967
487	Aena SME SA (Industrials)(a)	97,060
2,380	Amadeus IT Group SA (Information Technology)	171,885
17,451	Banco Bilbao Vizcaya Argentaria SA (Financials)	149,441
20,490	Banco de Sabadell SA (Financials)	41,289
58,725	Banco Santander SA (Financials)	395,127
3,612	Bankinter SA (Financials)	34,915
3,418	CaixaBank SA (Financials)	16,273
1,458	Enagas SA (Energy)	42,861

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
1,567	Endesa SA (Utilities)	$ 35,005
1,464	Ferrovial SA (Industrials)	32,285
1,775	Gas Natural SDG SA (Utilities)	39,746
1,892	Grifols SA (Health Care)	55,293
18,211	Iberdrola SA (Utilities)	144,875
8,569	Industria de Diseno Textil SA (Consumer Discretionary)	303,861
18,493	Mapfre SA (Financials)	62,313
1,905	Red Electrica Corp. SA (Utilities)	43,157
14,808	Repsol SA (Energy)	272,261
9,324	Telefonica SA (Telecommunication Services)	95,666

		2,298,377

Sweden – 4.1%
1,989	Alfa Laval AB (Industrials)	47,207
2,226	Assa Abloy AB, Class B (Industrials)	45,327
2,328	Atlas Copco AB, Class A (Industrials)	100,451
1,586	Atlas Copco AB, Class B (Industrials)	61,202
1,962	Boliden AB (Materials)	62,316
2,035	Electrolux AB, Series B (Consumer Discretionary)	67,882
916	Essity AB, Class B (Consumer Staples)*	26,720
3,725	Getinge AB, Class B (Health Care)	67,313
10,222	Hennes & Mauritz AB, Class B (Consumer Discretionary)	241,753
1,119	Hexagon AB, Class B (Information Technology)	55,212
4,712	Husqvarna AB, Class B (Consumer Discretionary)	43,168
1,381	ICA Gruppen AB (Consumer Staples)	50,176

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
3,141	Industrivarden AB, Class C (Financials)	$ 76,886
1,908	Investor AB, Class B (Financials)	89,494
1,038	Kinnevik AB, Class B (Financials)	33,429
806	L E Lundbergforetagen AB, Class B (Financials)	59,382
7,969	Nordea Bank AB (Financials)	93,804
4,330	Sandvik AB (Industrials)	74,661
3,930	Securitas AB, Class B (Industrials)	69,320
4,242	Skandinaviska Enskilda Banken AB, Class A (Financials)	50,595
1,118	Skanska AB, Class B (Industrials)	24,630
1,193	SKF AB, Class B (Industrials)	27,084
2,664	Svenska Handelsbanken AB, Class A (Financials)	36,569
2,960	Swedbank AB, Class A (Financials)	70,999
3,997	Swedish Match AB (Consumer Staples)	151,843
3,203	Tele2 AB, Class B (Telecommunication Services)	41,162
22,962	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	145,063
7,977	Telia Co. AB (Telecommunication Services)	35,157
5,573	Volvo AB, Class B (Industrials)	106,459

		2,055,264

Switzerland – 14.4%
7,568	ABB Ltd. (Industrials)	194,142
1,443	Adecco Group AG (Industrials)	109,333

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
549	Baloise Holding AG (Financials)	$ 84,702
60	Barry Callebaut AG (Consumer Staples)*	111,696
12	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	71,063
1,296	Cie Financiere Richemont SA (Consumer Discretionary)	111,789
2,570	Clariant AG (Materials)*	70,142
5,058	Coca-Cola HBC AG (Consumer Staples)*	162,200
1,345	Credit Suisse Group AG (Financials)*	22,819
133	Dufry AG (Consumer Discretionary)*	19,179
91	EMS-Chemie Holding AG (Materials)	60,794
2,644	Ferguson PLC (Industrials)	190,763
141	Geberit AG (Industrials)	61,429
38	Givaudan SA (Materials)	86,607
81,317	Glencore PLC (Materials)*	373,814
860	Julius Baer Group Ltd. (Financials)*	50,622
1,598	Kuehne + Nagel International AG (Industrials)	281,210
533	LafargeHolcim Ltd. (Materials)*	29,203
405	Lonza Group AG (Health Care)*	106,040
14,385	Nestle SA (Consumer Staples)	1,234,214
9,791	Novartis AG (Health Care)	839,556
1,181	Pargesa Holding SA (Financials)	101,629
428	Partners Group Holding AG (Financials)	294,646
3,496	Roche Holding AG (Health Care)	883,657
223	Schindler Holding AG (Industrials)	49,712

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
299	Schindler Holding AG Participation Certificates (Industrials)	$ 67,659
95	SGS SA (Industrials)	235,287
16	Sika AG (Materials)	123,835
479	Sonova Holding AG (Health Care)	76,439
9,392	STMicroelectronics NV (Information Technology)	213,220
268	Straumann Holding AG (Health Care)	199,782
192	Swatch Group AG (The) - Bearer (Consumer Discretionary)	70,136
789	Swatch Group AG (The) - Registered (Consumer Discretionary)	55,924
485	Swiss Life Holding AG (Financials)*	163,091
539	Swiss Prime Site AG (Real Estate)*	46,547
628	Swiss Re AG (Financials)	58,966
94	Swisscom AG (Telecommunication Services)	49,683
8,027	UBS Group AG (Financials)*	138,886
374	Zurich Insurance Group AG (Financials)	113,196

		7,213,612

United Kingdom – 23.8%
15,487	3i Group PLC (Financials)	188,886
9,855	Admiral Group PLC (Financials)	256,533
15,996	Anglo American PLC (Materials)	294,264
1,244	Ashtead Group PLC (Industrials)	31,978
2,084	Associated British Foods PLC (Consumer Staples)	83,163

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
5,246	AstraZeneca PLC (Health Care)	$ 339,227
47,794	Auto Trader Group PLC (Information Technology)(a)	217,574
10,428	Aviva PLC (Financials)	72,132
1,491	Babcock International Group PLC (Industrials)	14,067
8,571	BAE Systems PLC (Industrials)	64,044
15,212	Barclays PLC (Financials)	39,845
14,104	Barratt Developments PLC (Consumer Discretionary)	115,697
1,090	Berkeley Group Holdings PLC (Consumer Discretionary)	56,304
54,892	BP PLC (Energy)	363,424
9,112	British American Tobacco PLC (Consumer Staples)	578,363
4,729	British Land Co. PLC (The) REIT (Real Estate)	40,265
7,005	BT Group PLC (Telecommunication Services)	24,730
1,874	Bunzl PLC (Industrials)	53,652
11,893	Burberry Group PLC (Consumer Discretionary)	276,258
2,059	Capita PLC (Industrials)	13,002
92,999	Centrica PLC (Utilities)	182,035
4,224	CNH Industrial NV (Industrials)	54,797
1,517	Coca-Cola European Partners PLC (Consumer Staples)	59,148
8,013	Compass Group PLC (Consumer Discretionary)	162,594
5,125	ConvaTec Group PLC (Health Care)(a)	13,459
1,647	Croda International PLC (Materials)	95,265
728	DCC PLC (Industrials)	70,509

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
10,273	Diageo PLC (Consumer Staples)	$ 357,177
4,937	Direct Line Insurance Group PLC (Financials)	24,446
545	easyJet PLC (Industrials)	10,373
4,052	Experian PLC (Industrials)	84,359
17,276	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	297,038
4,869	G4S PLC (Industrials)	16,912
7,812	GKN PLC (Consumer Discretionary)	32,792
22,797	GlaxoSmithKline PLC (Health Care)	394,843
5,653	Hammerson PLC REIT (Real Estate)	39,753
13,848	Hargreaves Lansdown PLC (Financials)	300,301
77,794	HSBC Holdings PLC (Financials)	772,945
1,044	IMI PLC (Industrials)	17,750
4,811	Imperial Brands PLC (Consumer Staples)	199,573
1,404	InterContinental Hotels Group PLC (Consumer Discretionary)	82,654
17,538	International Consolidated Airlines Group SA (Industrials)	145,251
1,151	Intertek Group PLC (Industrials)	81,486
56,988	J Sainsbury PLC (Consumer Staples)	179,201
1,044	Johnson Matthey PLC (Materials)	42,834
24,374	Kingfisher PLC (Consumer Discretionary)	110,200
3,373	Land Securities Group PLC REIT (Real Estate)	42,645
24,516	Legal & General Group PLC (Financials)	88,673
160,588	Lloyds Banking Group PLC (Financials)	143,471

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
1,809	London Stock Exchange Group PLC (Financials)	$ 92,538
48,023	Marks & Spencer Group PLC (Consumer Discretionary)(b)	203,600
4,046	Meggitt PLC (Industrials)	26,530
7,219	Merlin Entertainments PLC (Consumer Discretionary)(a)	34,388
1,156	Micro Focus International PLC (Information Technology)	38,948
7,432	National Grid PLC (Utilities)	89,034
2,775	Next PLC (Consumer Discretionary)	168,173
6,323	Old Mutual PLC (Financials)	16,887
2,565	Persimmon PLC (Consumer Discretionary)	88,192
7,300	Prudential PLC (Financials)	183,700
1,716	Reckitt Benckiser Group PLC (Consumer Staples)	150,661
6,981	RELX NV (Industrials)	160,108
7,803	RELX PLC (Industrials)	182,521
4,657	Rio Tinto PLC (Materials)	220,733
2,964	Rolls-Royce Holdings PLC (Industrials)*	34,385
113,528	Rolls-Royce Holdings PLC (Industrials)*	154
47,657	Royal Mail PLC (Industrials)	285,074
7,272	RSA Insurance Group PLC (Financials)	59,899
23,333	Sage Group PLC (The) (Information Technology)	244,624
1,396	Schroders PLC (Financials)	65,195
13,432	Segro PLC REIT (Real Estate)	99,730
1,886	Severn Trent PLC (Utilities)	53,587
3,414	Sky PLC (Consumer Discretionary)*	43,279
11,134	Smith & Nephew PLC (Health Care)	197,437
3,326	Smiths Group PLC (Industrials)	66,768

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
3,598	SSE PLC (Utilities)	$ 66,676
2,240	St James’s Place PLC (Financials)	36,811
4,271	Standard Chartered PLC (Financials)*	42,690
2,565	Standard Life Aberdeen PLC (Financials)	14,937
24,452	Taylor Wimpey PLC (Consumer Discretionary)	64,709
63,991	Tesco PLC (Consumer Staples)	168,089
6,639	Unilever NV (Consumer Staples)	383,016
6,426	Unilever PLC (Consumer Staples)	362,208
4,546	United Utilities Group PLC (Utilities)	50,491
85,914	Vodafone Group PLC (Telecommunication Services)	260,855
356	Whitbread PLC (Consumer Discretionary)	17,194
67,392	Wm Morrison Supermarkets PLC (Consumer Staples)	197,320
10,518	Worldpay Group PLC (Information Technology)(a)	60,083
9,175	WPP PLC (Consumer Discretionary)	162,326

		11,919,442

United States – 0.7%
1,512	Carnival PLC (Consumer Discretionary)	97,546
2,634	QIAGEN NV (Health Care)*	83,337
3,030	Shire PLC (Health Care)	150,179

		331,062

TOTAL COMMON STOCKS (Cost $42,511,571)		$49,663,789

Shares	Description	Value
Preferred Stocks – 0.7%
Germany – 0.7%
252	Bayerische Motoren Werke AG (Consumer Discretionary)	$ 21,844
2,751	FUCHS PETROLUB SE (Materials)	144,819
767	Henkel AG & Co KGaA (Consumer Staples)	104,257
275	Volkswagen AG (Consumer Discretionary)	58,398

TOTAL PREFERRED STOCKS (Cost $286,318)		$ 329,318

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $42,797,889)		$49,993,107

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 1.2%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
601,107	0.97%	$ 601,107
(Cost $601,107)

TOTAL INVESTMENTS – 101.1% (Cost $43,398,996)		$50,594,214

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(527,562)

NET ASSETS – 100.0%		$50,066,652

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,014,847, which represents approximately 2.0% of net assets as of November 30, 2017.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2017	Shares as of November 30, 2017	Dividend Income
Goldman Sachs Financial Square Government Fund – Institutional Shares	$90,063	$14,118,698	$13,517,589	$601,107	601,107	$2,654

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2017:

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$281,211	$—	$—
Europe	48,849,163	329,472	—
North America	331,063	—	—
Oceania	130,651	—	—
South America	37,648	33,899	—
Securities Lending Reinvestment Vehicle	601,107	—	—
Total	$50,230,843	$363,371	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Australia – 6.0%
26,881	AGL Energy Ltd. (Utilities)	$ 509,964
25,038	Amcor Ltd. (Materials)	293,097
57,192	AMP Ltd. (Financials)	221,862
24,092	APA Group (Utilities)	170,823
79,796	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,332,091
7,955	ASX Ltd. (Financials)	345,071
54,371	Aurizon Holdings Ltd. (Industrials)	217,523
199,145	AusNet Services (Utilities)	283,464
75,949	Australia & New Zealand Banking Group Ltd. (Financials)	1,640,909
25,079	Bank of Queensland Ltd. (Financials)	250,930
87,981	Bendigo & Adelaide Bank Ltd. (Financials)	777,444
69,289	BHP Billiton Ltd. (Materials)	1,436,000
43,762	BHP Billiton PLC (Materials)	796,757
155,500	BlueScope Steel Ltd. (Materials)	1,606,631
35,162	Boral Ltd. (Materials)	200,733
17,573	Caltex Australia Ltd. (Energy)	454,379
32,673	Challenger Ltd. (Financials)	347,004
29,830	CIMIC Group Ltd. (Industrials)	1,155,597
24,522	Coca-Cola Amatil Ltd. (Consumer Staples)	147,810
17,846	Cochlear Ltd. (Health Care)	2,448,356
57,606	Commonwealth Bank of Australia (Financials)	3,473,600
22,678	Computershare Ltd. (Information Technology)	283,547
18,753	CSL Ltd. (Health Care)	2,040,636
35,006	Dexus REIT (Real Estate)	275,315
41,942	Flight Centre Travel Group Ltd. (Consumer Discretionary)(a)	1,425,170
258,643	Fortescue Metals Group Ltd. (Materials)	903,204
55,398	Goodman Group REIT (Real Estate)	365,461

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
78,855	GPT Group (The) REIT (Real Estate)	$ 323,858
69,888	Harvey Norman Holdings Ltd. (Consumer Discretionary)(a)	212,753
85,698	Insurance Australia Group Ltd. (Financials)	466,463
24,557	LendLease Group (Real Estate)	296,415
11,325	Macquarie Group Ltd. (Financials)	844,520
162,341	Medibank Pvt Ltd. (Financials)	402,999
162,139	Mirvac Group REIT (Real Estate)	300,334
58,297	National Australia Bank Ltd. (Financials)	1,309,540
15,188	Newcrest Mining Ltd. (Materials)	268,764
111,470	QBE Insurance Group Ltd. (Financials)	898,690
3,630	Ramsay Health Care Ltd. (Health Care)	192,294
11,015	REA Group Ltd. (Information Technology)	658,845
92,803	Scentre Group REIT (Real Estate)	298,009
19,248	SEEK Ltd. (Industrials)	270,032
10,669	Sonic Healthcare Ltd. (Health Care)	180,454
628,170	South32 Ltd. (Materials)	1,554,613
102,397	Stockland REIT (Real Estate)	365,353
54,489	Suncorp Group Ltd. (Financials)	592,765
27,869	Sydney Airport (Industrials)	156,772
50,760	Tabcorp Holdings Ltd. (Consumer Discretionary)	186,892
239,978	Telstra Corp. Ltd. (Telecommunication Services)	624,875
36,086	Transurban Group (Industrials)	343,803
22,330	Treasury Wine Estates Ltd. (Consumer Staples)	266,652

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
128,396	Vicinity Centres REIT (Real Estate)	$ 272,921
41,947	Wesfarmers Ltd. (Consumer Staples)	1,398,591
40,122	Westfield Corp. REIT (Real Estate)	255,243
87,279	Westpac Banking Corp. (Financials)	2,085,134
82,730	Woolworths Ltd. (Consumer Staples)	1,690,068

		40,121,030

Austria – 0.4%
4,702	ANDRITZ AG (Industrials)	263,811
5,160	Erste Group Bank AG (Financials)*	225,490
13,700	OMV AG (Energy)	853,677
29,756	Raiffeisen Bank International AG (Financials)*	1,055,517
4,095	voestalpine AG (Materials)	238,323

		2,636,818

Belgium – 0.6%
5,605	Ageas (Financials)	275,913
7,473	Anheuser-Busch InBev SA/NV (Consumer Staples)	861,639
9,433	Colruyt SA (Consumer Staples)	500,398
5,323	Groupe Bruxelles Lambert SA (Financials)	573,440
3,562	KBC Group NV (Financials)	291,907
6,532	Proximus SADP (Telecommunication Services)	224,268
3,033	Solvay SA (Materials)	427,458
6,055	Telenet Group Holding NV (Consumer Discretionary)*	423,723
11,752	Umicore SA (Materials)	549,430

		4,128,176

Shares	Description	Value
Common Stocks – (continued)
Canada – 8.4%
17,999	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	$ 919,160
5,571	Atco Ltd., Class I (Utilities)	199,264
16,415	Bank of Montreal (Financials)	1,264,858
34,290	Bank of Nova Scotia (The) (Financials)	2,169,509
29,680	Barrick Gold Corp. (Materials)	410,539
9,308	BCE, Inc. (Telecommunication Services)	446,073
16,980	Brookfield Asset Management, Inc., Class A (Financials)	706,720
12,307	CAE, Inc. (Industrials)	217,615
57,536	Cameco Corp. (Energy)	540,391
13,577	Canadian Imperial Bank of Commerce (Financials)	1,245,041
15,600	Canadian National Railway Co. (Industrials)	1,219,495
1,824	Canadian Pacific Railway Ltd. (Industrials)	319,692
1,980	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	250,562
7,243	Canadian Utilities Ltd., Class A (Utilities)	219,488
2,871	CCL Industries, Inc., Class B (Materials)	133,243
133,182	Cenovus Energy, Inc. (Energy)	1,271,551
4,049	CGI Group, Inc., Class A (Information Technology)*	214,000
53,041	CI Financial Corp. (Financials)	1,200,144
4,692	Constellation Software, Inc. (Information Technology)	2,752,193
21,947	Dollarama, Inc. (Consumer Discretionary)	2,686,689
109,130	Empire Co. Ltd., Class A (Consumer Staples)	2,102,466
14,813	Enbridge, Inc. (Energy)	559,382

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
515	Fairfax Financial Holdings Ltd. (Financials)	$ 283,420
19,477	Finning International, Inc. (Industrials)	467,309
17,820	First Capital Realty, Inc. (Real Estate)	291,029
13,050	Fortis, Inc. (Utilities)	481,157
3,431	Franco-Nevada Corp. (Materials)	279,929
21,837	George Weston Ltd. (Consumer Staples)	1,863,001
6,739	Gildan Activewear, Inc. (Consumer Discretionary)	214,154
34,459	Great-West Lifeco, Inc. (Financials)	939,110
14,984	H&R Real Estate Investment Trust REIT (Real Estate)	245,876
80,352	Husky Energy, Inc. (Energy)*	974,852
13,188	Hydro One Ltd. (Utilities)(b)	232,784
10,616	IGM Financial, Inc. (Financials)	367,353
21,841	Imperial Oil Ltd. (Energy)	674,743
27,638	Industrial Alliance Insurance & Financial Services, Inc. (Financials)	1,290,832
5,774	Intact Financial Corp. (Financials)	485,118
39,751	Jean Coutu Group PJC, Inc. (The), Class A (Consumer Staples)	758,426
17,799	Linamar Corp. (Consumer Discretionary)	963,658
23,999	Loblaw Cos. Ltd. (Consumer Staples)	1,265,429
7,614	Magna International, Inc., (Consumer Discretionary)	427,715
58,538	Manulife Financial Corp. (Financials)	1,231,829
2,856	Methanex Corp. (Materials)	152,432
32,809	Metro, Inc. (Consumer Staples)	1,029,117

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
16,203	National Bank of Canada (Financials)	$ 799,522
25,234	Onex Corp. (Financials)	1,827,276
6,585	Open Text Corp. (Information Technology)	215,087
8,219	Pembina Pipeline Corp. (Energy)	286,641
59,830	Power Corp. of Canada (Financials)	1,518,158
37,444	Power Financial Corp. (Financials)	1,027,436
4,769	Restaurant Brands International, Inc. (Consumer Discretionary)	296,624
12,290	RioCan Real Estate Investment Trust REIT (Real Estate)	237,538
11,717	Rogers Communications, Inc., Class B (Telecommunication Services)	608,997
48,473	Royal Bank of Canada (Financials)	3,794,537
30,839	Saputo, Inc. (Consumer Staples)	1,047,995
16,429	Shaw Communications, Inc., Class B (Consumer Discretionary)	366,633
7,852	Shopify, Inc., Class A (Information Technology)*	823,781
7,547	SmartCentres Real Estate Investment Trust REIT (Real Estate)	170,588
4,422	SNC-Lavalin Group, Inc. (Industrials)	193,143
21,521	Sun Life Financial, Inc. (Financials)	851,619
24,799	Suncor Energy, Inc. (Energy)	861,411
58,818	Teck Resources Ltd., Class B (Materials)	1,353,230
8,338	TELUS Corp. (Telecommunication Services)	308,589

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
8,792	Thomson Reuters Corp. (Financials)	$ 387,768
55,167	Toronto-Dominion Bank (The) (Financials)	3,136,250
9,631	TransCanada Corp. (Energy)	462,599
3,614	West Fraser Timber Co. Ltd. (Materials)	228,740

		56,771,510

Chile – 0.1%
27,519	Antofagasta PLC (Materials)	338,799

China – 0.4%
298,357	BOC Hong Kong Holdings Ltd. (Financials)	1,508,937
53,994	Minth Group Ltd. (Consumer Discretionary)	301,419
915,935	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	1,067,571

		2,877,927

Colombia – 0.0%(c)
4,172	Millicom International Cellular SA (Telecommunication Services)	274,080

Denmark – 1.9%
13,780	Carlsberg A/S, Class B (Consumer Staples)	1,634,825
4,373	Chr Hansen Holding A/S (Materials)	397,597
13,532	Coloplast A/S, Class B (Health Care)	1,062,536
20,268	Danske Bank A/S (Financials)	758,544
7,064	DSV A/S (Industrials)	544,594
5,941	H Lundbeck A/S (Health Care)	300,110
7,154	ISS A/S (Industrials)	270,953
73,456	Novo Nordisk A/S, Class B (Health Care)	3,798,901

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
6,988	Novozymes A/S, Class B (Materials)	$ 378,861
8,110	Orsted A/S (Utilities)(b)	472,695
10,468	Pandora A/S (Consumer Discretionary)(a)	1,050,708
87,718	TDC A/S (Telecommunication Services)	534,878
15,438	Tryg A/S (Financials)	375,951
9,815	Vestas Wind Systems A/S (Industrials)	629,310
27,007	William Demant Holding A/S (Health Care)*	743,788

		12,954,251

Finland – 0.7%
5,801	Elisa OYJ (Telecommunication Services)	236,417
23,953	Fortum OYJ (Utilities)	504,947
6,304	Kone OYJ, Class B (Industrials)	325,017
2,229	Neste OYJ (Energy)	138,735
3,138	Nokian Renkaat OYJ (Consumer Discretionary)	137,204
26,386	Orion OYJ, Class B (Health Care)	976,246
10,584	Sampo OYJ, Class A (Financials)	560,447
20,785	Stora Enso OYJ, Class R (Materials)	318,709
46,839	UPM-Kymmene OYJ (Materials)	1,412,408
6,035	Wartsila OYJ Abp (Industrials)	399,368

		5,009,498

France – 10.4%
2,722	Aeroports de Paris (Industrials)	520,104
6,178	Air Liquide SA (Materials)	774,571
11,184	Airbus SE (Industrials)	1,164,033

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
6,612	Alstom SA (Industrials)	$ 273,411
3,154	Amundi SA (Financials)(b)	281,975
16,710	Arkema SA (Materials)	2,048,204
28,898	Atos SE (Information Technology)	4,281,223
55,554	AXA SA (Financials)	1,679,179
7,580	BioMerieux (Health Care)	633,475
39,685	BNP Paribas SA (Financials)	3,008,504
6,735	Bouygues SA (Industrials)	349,004
13,498	Bureau Veritas SA (Industrials)	358,501
14,124	Capgemini SE (Information Technology)	1,631,532
36,618	Carrefour SA (Consumer Staples)	770,843
5,896	Casino Guichard Perrachon SA (Consumer Staples)	359,449
13,304	Cie de Saint-Gobain (Industrials)	759,284
5,927	Cie Generale des Etablissements Michelin (Consumer Discretionary)	861,121
47,021	CNP Assurances (Financials)	1,060,199
96,021	Credit Agricole SA (Financials)	1,620,615
28,108	Danone SA (Consumer Staples)	2,376,853
174	Dassault Aviation SA (Industrials)	267,987
12,378	Dassault Systemes (Information Technology)	1,332,877
12,566	Eiffage SA (Industrials)	1,381,289
14,035	Engie SA (Utilities)	246,083
10,023	Essilor International SA (Health Care)	1,291,297
9,559	Eurazeo SA (Financials)	842,744
14,744	Eutelsat Communications SA (Consumer Discretionary)	334,372
4,908	Faurecia (Consumer Discretionary)	376,170
2,581	Fonciere Des Regions REIT (Real Estate)	276,633

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
1,932	Gecina SA REIT (Real Estate)	$ 322,507
5,515	Hermes International (Consumer Discretionary)	2,912,097
2,723	ICADE REIT (Real Estate)	253,378
5,472	Imerys SA (Materials)	502,585
11,074	Ipsen SA (Health Care)	1,352,098
2,184	Kering (Consumer Discretionary)	970,675
8,056	Klepierre SA REIT (Real Estate)	333,313
5,138	Lagardere SCA (Consumer Discretionary)	168,687
7,687	Legrand SA (Industrials)	577,066
12,788	L’Oreal SA (Consumer Staples)	2,833,036
10,322	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	3,009,168
36,981	Natixis SA (Financials)	300,282
24,958	Orange SA (Telecommunication Services)(a)	430,905
6,303	Pernod Ricard SA (Consumer Staples)	984,891
91,786	Peugeot SA (Consumer Discretionary)	1,901,538
10,946	Publicis Groupe SA (Consumer Discretionary)	728,272
3,404	Remy Cointreau SA (Consumer Staples)	453,769
53,266	Rexel SA (Industrials)	984,114
10,762	Safran SA (Industrials)	1,148,855
41,620	Sanofi (Health Care)	3,801,321
14,036	Schneider Electric SE (Industrials)*	1,208,494
12,331	SCOR SE (Financials)	503,720
8,257	SEB SA (Consumer Discretionary)	1,524,042
6,221	Societe BIC SA (Industrials)	723,514
36,532	Societe Generale SA (Financials)	1,842,978

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
2,521	Sodexo SA (Consumer Discretionary)	$ 329,899
12,700	Suez (Utilities)	234,562
1,943	Teleperformance (Industrials)	288,086
5,511	Thales SA (Industrials)	558,013
46,391	TOTAL SA (Energy)(a)	2,622,175
15,540	Ubisoft Entertainment SA (Information Technology)*	1,193,831
1,564	Unibail-Rodamco SE REIT (Real Estate)	400,846
7,162	Valeo SA (Consumer Discretionary)	520,831
26,671	Veolia Environnement SA (Utilities)	675,934
18,144	Vinci SA (Industrials)	1,857,062
7,721	Vivendi SA (Consumer Discretionary)	205,895
2,546	Wendel SA (Financials)	429,251

		70,249,222

Germany – 7.7%
15,452	adidas AG (Consumer Discretionary)	3,227,918
15,003	Allianz SE (Financials)	3,544,671
5,212	Axel Springer SE (Consumer Discretionary)	412,085
20,655	BASF SE (Materials)	2,315,031
27,602	Bayer AG (Health Care)	3,526,440
3,074	Bayerische Motoren Werke AG (Consumer Discretionary)	310,376
17,585	Beiersdorf AG (Consumer Staples)	2,096,538
6,162	Brenntag AG (Industrials)	384,262
33,041	Commerzbank AG (Financials)*	478,864
2,270	Continental AG (Consumer Discretionary)	605,610
6,578	Covestro AG (Materials)(b)	686,287
13,135	Daimler AG (Consumer Discretionary)	1,088,789
7,788	Deutsche Bank AG (Financials)	147,276

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
15,343	Deutsche Boerse AG (Financials)	$ 1,742,525
68,459	Deutsche Lufthansa AG (Industrials)	2,356,574
65,805	Deutsche Post AG (Industrials)	3,129,873
91,787	Deutsche Telekom AG (Telecommunication Services)	1,642,728
7,553	Deutsche Wohnen SE (Real Estate)	334,476
2,703	Drillisch AG (Telecommunication Services)	206,622
92,695	E.ON SE (Utilities)	1,073,970
6,348	Evonik Industries AG (Materials)	237,214
5,907	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	589,376
9,246	Fresenius Medical Care AG & Co KGaA (Health Care)	920,212
15,550	Fresenius SE & Co KGaA (Health Care)	1,123,772
2,761	Hannover Rueck SE (Financials)	363,445
7,149	HeidelbergCement AG (Materials)	761,800
5,956	Henkel AG & Co KGaA (Consumer Staples)	727,207
3,536	HOCHTIEF AG (Industrials)	622,514
17,600	HUGO BOSS AG (Consumer Discretionary)	1,449,878
25,536	Infineon Technologies AG (Information Technology)	706,390
4,551	KION Group AG (Industrials)	371,056
4,062	LANXESS AG (Materials)	309,101
2,318	Linde AG (Materials)*	542,132
3,488	MAN SE (Industrials)	392,435
11,018	Merck KGaA (Health Care)	1,174,870
21,642	METRO AG (Consumer Staples)*	423,199

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
2,774	MTU Aero Engines AG (Industrials)	$ 499,610
2,379	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	530,302
5,197	OSRAM Licht AG (Industrials)	446,096
15,917	ProSiebenSat.1 Media SE (Consumer Discretionary)	507,109
35,045	RWE AG (Utilities)*	804,379
28,366	SAP SE (Information Technology)	3,201,271
16,978	Siemens AG (Industrials)	2,311,832
4,884	Symrise AG (Materials)	415,851
73,712	Telefonica Deutschland Holding AG (Telecommunication Services)	351,210
24,258	TUI AG (Consumer Discretionary)	447,895
6,076	United Internet AG (Information Technology)	410,051
11,579	Vonovia SE (Real Estate)	545,967
4,630	Wirecard AG (Information Technology)	494,423
21,969	Zalando SE (Consumer Discretionary)*(b)	1,125,457

		52,116,969

Hong Kong – 3.2%
312,278	AIA Group Ltd. (Financials)	2,530,946
27,687	ASM Pacific Technology Ltd. (Information Technology)	397,747
33,943	Bank of East Asia Ltd. (The) (Financials)	150,154
50,062	CK Asset Holdings Ltd. (Real Estate)	421,446
25,557	CK Hutchison Holdings Ltd. (Industrials)	321,663
23,356	CK Infrastructure Holdings Ltd. (Utilities)	198,267

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
52,884	CLP Holdings Ltd. (Utilities)	$ 539,322
236,092	First Pacific Co. Ltd. (Financials)	176,536
67,801	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	487,443
57,177	Hang Lung Group Ltd. (Real Estate)	205,715
71,794	Hang Lung Properties Ltd. (Real Estate)	168,955
32,782	Hang Seng Bank Ltd. (Financials)	810,085
51,634	Henderson Land Development Co. Ltd. (Real Estate)	337,166
317,165	HK Electric Investments & HK Electric Investments Ltd. (Utilities)(b)	291,167
235,798	HKT Trust & HKT Ltd. (Telecommunication Services)	296,174
259,570	Hong Kong & China Gas Co. Ltd. (Utilities)	506,497
51,814	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,560,351
562,552	Hutchison Port Holdings Trust, Class U (Industrials)	239,085
5,559	Jardine Matheson Holdings Ltd. (Industrials)	347,326
8,918	Jardine Strategic Holdings Ltd. (Industrials)	370,097
81,842	Kerry Properties Ltd. (Real Estate)	361,521
296,006	Kingston Financial Group Ltd. (Financials)	364,597
66,900	Link REIT (Real Estate)	596,603
8,606	Melco Resorts & Entertainment Ltd. ADR (Consumer Discretionary)	224,703
78,975	MTR Corp. Ltd. (Industrials)	464,636
235,037	New World Development Co. Ltd. (Real Estate)	340,659

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
315,077	NWS Holdings Ltd. (Industrials)	$ 572,046
933,702	PCCW Ltd. (Telecommunication Services)	554,708
25,833	Power Assets Holdings Ltd. (Utilities)	220,617
32,791	Sands China Ltd. (Consumer Discretionary)	159,332
137,346	Shangri-La Asia Ltd. (Consumer Discretionary)	309,504
1,643,501	SJM Holdings Ltd. (Consumer Discretionary)	1,321,501
44,501	Sun Hung Kai Properties Ltd. (Real Estate)	727,040
56,337	Swire Pacific Ltd., Class A (Real Estate)	541,716
57,551	Swire Properties Ltd. (Real Estate)	194,902
76,659	Techtronic Industries Co. Ltd. (Consumer Discretionary)	443,158
1,619,688	WH Group Ltd. (Consumer Staples)(b)	1,719,189
73,908	Wharf Holdings Ltd. (The) (Real Estate)	232,790
53,114	Wharf Real Estate Investment Co. Ltd. (Real Estate)*	320,988
174,636	Wheelock & Co. Ltd. (Real Estate)	1,198,495

		21,224,847

Ireland – 0.4%
2,656	AerCap Holdings NV (Industrials)*	138,032
66,731	Bank of Ireland Group PLC (Financials)*	521,480
20,957	CRH PLC (Materials)	723,405
23,858	James Hardie Industries PLC CDI (Materials)	389,404

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
7,053	Kerry Group PLC, Class A (Consumer Staples)	$ 740,049

		2,512,370

Israel – 1.0%
2,465	Azrieli Group Ltd. (Real Estate)	132,216
73,442	Bank Hapoalim BM (Financials)	501,335
126,140	Bank Leumi Le-Israel BM (Financials)	700,407
362,985	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	544,397
4,813	Check Point Software Technologies Ltd. (Information Technology)*	501,948
2,460	Elbit Systems Ltd. (Industrials)	340,923
1,603	Frutarom Industries Ltd. (Materials)	141,312
19,192	Mizrahi Tefahot Bank Ltd. (Financials)	350,074
9,074	Nice Ltd. (Information Technology)	785,373
174,543	Teva Pharmaceutical Industries Ltd. ADR (Health Care)	2,586,727

		6,584,712

Italy – 2.0%
23,637	Assicurazioni Generali SpA (Financials)	433,463
12,896	Atlantia SpA (Industrials)(a)	429,159
59,003	Davide Campari-Milano SpA (Consumer Staples)	460,104
180,142	Enel SpA (Utilities)	1,171,692
29,524	Eni SpA (Energy)	486,152
10,787	Ferrari NV (Consumer Discretionary)	1,173,003

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
311,842	Intesa Sanpaolo SpA (Financials)	$ 1,049,290
46,198	Intesa Sanpaolo SpA-RSP (Financials)	147,846
31,089	Luxottica Group SpA (Consumer Discretionary)	1,810,819
25,281	Poste Italiane SpA (Financials)(b)	184,932
46,109	Prysmian SpA (Industrials)	1,538,286
15,709	Recordati SpA (Health Care)	708,018
74,492	Snam SpA (Energy)	376,244
1,284,228	Telecom Italia SpA (Telecommunication Services)*	1,076,468
1,570,423	Telecom Italia SpA-RSP (Telecommunication Services)	1,065,449
64,681	Terna Rete Elettrica Nazionale SpA (Utilities)	400,651
276,473	UnipolSai Assicurazioni SpA (Financials)	649,416

		13,160,992

Japan – 22.4%
7,033	ABC-Mart, Inc. (Consumer Discretionary)	387,143
17,707	Aeon Co. Ltd. (Consumer Staples)	288,616
10,338	Ajinomoto Co., Inc. (Consumer Staples)	190,676
40,989	Alfresa Holdings Corp. (Health Care)	883,477
10,019	ANA Holdings, Inc. (Industrials)	401,100
6,793	Aozora Bank Ltd. (Financials)	264,363
5,539	Asahi Glass Co. Ltd. (Industrials)	231,648
18,898	Asahi Group Holdings Ltd. (Consumer Staples)	963,772
37,325	Asahi Kasei Corp. (Materials)	468,626
16,337	Asics Corp. (Consumer Discretionary)	241,759

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
114,772	Astellas Pharma, Inc. (Health Care)	$ 1,462,534
29,769	Bandai Namco Holdings, Inc. (Consumer Discretionary)	970,974
3,937	Bank of Kyoto Ltd. (The) (Financials)	201,239
16,076	Benesse Holdings, Inc. (Consumer Discretionary)	568,884
18,294	Bridgestone Corp. (Consumer Discretionary)	832,920
57,451	Brother Industries Ltd. (Information Technology)	1,425,173
34,225	Calbee, Inc. (Consumer Staples)	1,200,421
41,597	Canon, Inc. (Information Technology)	1,597,640
13,425	Casio Computer Co. Ltd. (Consumer Discretionary)	196,987
2,795	Central Japan Railway Co. (Industrials)	518,888
20,047	Chubu Electric Power Co., Inc. (Utilities)	254,204
6,582	Chugai Pharmaceutical Co. Ltd. (Health Care)	341,731
12,656	Chugoku Electric Power Co., Inc. (The) (Utilities)	140,239
19,316	Coca-Cola Bottlers Japan, Inc. (Consumer Staples)	736,185
9,472	Dai Nippon Printing Co. Ltd. (Industrials)	207,799
7,065	Daifuku Co. Ltd. (Industrials)	386,379
8,926	Dai-ichi Life Holdings, Inc. (Financials)	183,138
21,239	Daiichi Sankyo Co. Ltd. (Health Care)	513,965
6,386	Daikin Industries Ltd. (Industrials)	737,296
5,947	Daito Trust Construction Co. Ltd. (Real Estate)	1,091,829
11,409	Daiwa House Industry Co. Ltd. (Real Estate)	419,433

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
131	Daiwa House REIT Investment Corp. REIT (Real Estate)	$ 315,369
25,504	Daiwa Securities Group, Inc. (Financials)	159,080
14,062	DeNA Co. Ltd. (Information Technology)	319,805
4,516	Denso Corp. (Consumer Discretionary)	254,442
1,974	Disco Corp. (Information Technology)	438,529
4,026	East Japan Railway Co. (Industrials)	390,889
7,746	Eisai Co. Ltd. (Health Care)	440,997
14,099	Electric Power Development Co. Ltd. (Utilities)	393,091
4,393	FamilyMart UNY Holdings Co. Ltd. (Consumer Staples)	297,172
3,366	FANUC Corp. (Industrials)	840,560
4,192	Fast Retailing Co. Ltd. (Consumer Discretionary)	1,629,900
19,114	Fuji Electric Co. Ltd. (Industrials)	135,278
30,303	FUJIFILM Holdings Corp. (Information Technology)	1,240,770
166,528	Fujitsu Ltd. (Information Technology)	1,242,431
16,714	Hakuhodo DY Holdings, Inc. (Consumer Discretionary)	225,382
8,107	Hankyu Hanshin Holdings, Inc. (Industrials)	315,137
12,368	Hikari Tsushin, Inc. (Consumer Discretionary)	1,788,251
854	Hirose Electric Co. Ltd. (Information Technology)	127,751
3,947	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	222,913
23,951	Hitachi Construction Machinery Co. Ltd. (Industrials)	795,121
141,963	Hitachi Ltd. (Information Technology)	1,058,268

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
54,332	Honda Motor Co. Ltd. (Consumer Discretionary)	$ 1,817,783
1,871	Hoshizaki Corp. (Industrials)	178,732
29,642	Hoya Corp. (Health Care)	1,443,095
14,798	Idemitsu Kosan Co. Ltd. (Energy)	498,534
43,404	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	503,836
86,917	ITOCHU Corp. (Industrials)	1,511,465
8,009	Japan Airlines Co. Ltd. (Industrials)	294,581
5,713	Japan Airport Terminal Co. Ltd. (Industrials)	213,909
11,369	Japan Exchange Group, Inc. (Financials)	209,489
15,332	Japan Post Bank Co. Ltd. (Financials)	195,512
17,282	Japan Post Holdings Co. Ltd. (Financials)	199,530
182	Japan Prime Realty Investment Corp. REIT (Real Estate)	613,958
146	Japan Retail Fund Investment Corp. REIT (Real Estate)	260,022
19,320	Japan Tobacco, Inc. (Consumer Staples)	642,245
6,144	JFE Holdings, Inc. (Materials)	145,056
116,743	JXTG Holdings, Inc. (Energy)	657,237
44,612	Kajima Corp. (Industrials)	470,020
84,055	Kakaku.com, Inc. (Information Technology)	1,332,501
15,044	Kamigumi Co. Ltd. (Industrials)	332,593
80,076	Kansai Electric Power Co., Inc. (The) (Utilities)	1,061,908
7,895	Kansai Paint Co. Ltd. (Materials)	208,055
35,174	Kao Corp. (Consumer Staples)	2,337,914

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
25,712	KDDI Corp. (Telecommunication Services)	$ 738,699
7,648	Keihan Holdings Co. Ltd. (Industrials)	227,243
8,435	Keikyu Corp. (Industrials)	163,341
4,513	Keio Corp. (Industrials)	200,031
5,975	Keisei Electric Railway Co. Ltd. (Industrials)	192,217
2,281	Keyence Corp. (Information Technology)	1,323,084
7,889	Kikkoman Corp. (Consumer Staples)	310,188
6,559	Kintetsu Group Holdings Co. Ltd. (Industrials)	257,601
33,323	Kirin Holdings Co. Ltd. (Consumer Staples)	783,011
45,554	Kobe Steel Ltd. (Materials)*	428,653
3,704	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	256,521
17,231	Komatsu Ltd. (Industrials)	535,846
3,518	Konami Holdings Corp. (Information Technology)	186,424
116,276	Konica Minolta, Inc. (Information Technology)	1,138,810
12,362	Kose Corp. (Consumer Staples)	1,902,271
8,284	Kubota Corp. (Industrials)	156,937
18,669	Kuraray Co. Ltd. (Materials)	360,517
10,505	Kurita Water Industries Ltd. (Industrials)	329,968
5,781	Kyocera Corp. (Information Technology)	408,165
4,397	Kyushu Railway Co. (Industrials)	136,344
15,718	Lawson, Inc. (Consumer Staples)	1,087,148
15,953	LINE Corp. (Information Technology)*	682,855
58,900	Lion Corp. (Consumer Staples)	1,102,154
5,287	LIXIL Group Corp. (Industrials)	139,610

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
31,827	M3, Inc. (Health Care)	$ 1,049,476
3,555	Makita Corp. (Industrials)	147,404
136,668	Marubeni Corp. (Industrials)	910,835
7,591	Maruichi Steel Tube Ltd. (Materials)	215,035
77,141	Mazda Motor Corp. (Consumer Discretionary)	1,036,083
13,082	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	573,408
13,073	Medipal Holdings Corp. (Health Care)	254,556
18,960	MEIJI Holdings Co. Ltd. (Consumer Staples)	1,657,020
14,537	MINEBEA MITSUMI, Inc. (Industrials)	287,739
24,603	MISUMI Group, Inc. (Industrials)	720,029
133,449	Mitsubishi Chemical Holdings Corp. (Materials)	1,450,105
53,774	Mitsubishi Corp. (Industrials)	1,351,738
36,791	Mitsubishi Electric Corp. (Industrials)	609,046
11,422	Mitsubishi Estate Co. Ltd. (Real Estate)	204,393
20,372	Mitsubishi Gas Chemical Co., Inc. (Materials)	571,628
27,147	Mitsubishi Motors Corp. (Consumer Discretionary)	190,433
8,426	Mitsubishi Tanabe Pharma Corp. (Health Care)	182,743
264,106	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,869,428
134,382	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	767,348
66,809	Mitsui & Co. Ltd. (Industrials)	1,017,911
7,986	Mitsui Chemicals, Inc. (Materials)	258,695
6,172	Mitsui Fudosan Co. Ltd. (Real Estate)	139,870
29,585	Mixi, Inc. (Information Technology)	1,380,043

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
749,620	Mizuho Financial Group, Inc. (Financials)	$ 1,365,869
2,701	Murata Manufacturing Co. Ltd. (Information Technology)	366,031
6,404	Nabtesco Corp. (Industrials)	250,941
25,930	Nagoya Railroad Co. Ltd. (Industrials)	635,129
47,771	NEC Corp. (Information Technology)	1,280,667
12,434	Nexon Co. Ltd. (Information Technology)*	357,781
13,823	NH Foods Ltd. (Consumer Staples)	340,557
4,508	Nidec Corp. (Industrials)	615,139
44,540	Nikon Corp. (Consumer Discretionary)	886,382
1,762	Nintendo Co. Ltd. (Information Technology)	711,696
7,326	Nippon Electric Glass Co. Ltd. (Information Technology)	285,433
8,159	Nippon Express Co. Ltd. (Industrials)	519,849
147	Nippon Prologis REIT, Inc. REIT (Real Estate)	316,713
28,998	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,523,428
6,622	Nissan Chemical Industries Ltd. (Materials)	266,288
24,284	Nissan Motor Co. Ltd. (Consumer Discretionary)	236,102
17,126	Nisshin Seifun Group, Inc. (Consumer Staples)	336,077
3,873	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	280,685
13,569	Nitori Holdings Co. Ltd. (Consumer Discretionary)	2,223,204
1,892	Nitto Denko Corp. (Materials)	186,486
242	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	306,433
6,627	Nomura Research Institute Ltd. (Information Technology)	300,837

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
53,798	NTT Data Corp. (Information Technology)	$ 635,067
39,876	NTT DOCOMO, Inc. (Telecommunication Services)	1,036,053
32,879	Obayashi Corp. (Industrials)	426,615
5,364	Obic Co. Ltd. (Information Technology)	373,402
10,694	Odakyu Electric Railway Co. Ltd. (Industrials)	227,918
77,538	Oji Holdings Corp. (Materials)	473,245
12,096	Olympus Corp. (Health Care)	498,303
15,479	Omron Corp. (Information Technology)	917,079
11,394	Oracle Corp. Japan (Information Technology)	1,016,149
7,761	Oriental Land Co. Ltd. (Consumer Discretionary)	692,910
38,716	ORIX Corp. (Financials)	669,110
21,159	Osaka Gas Co. Ltd. (Utilities)	407,846
3,575	Otsuka Corp. (Information Technology)	268,353
8,853	Otsuka Holdings Co. Ltd. (Health Care)	393,502
52,478	Panasonic Corp. (Consumer Discretionary)	782,211
12,890	Park24 Co. Ltd. (Industrials)	318,838
29,678	Persol Holdings Co. Ltd. (Industrials)	696,964
47,248	Pola Orbis Holdings, Inc. (Consumer Staples)	1,731,083
92,865	Recruit Holdings Co. Ltd. (Industrials)	2,196,628
73,789	Resona Holdings, Inc. (Financials)	392,930
2,004	Rinnai Corp. (Consumer Discretionary)	180,334
3,386	Rohm Co. Ltd. (Information Technology)	347,965
4,824	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	1,510,935
5,253	Sankyo Co. Ltd. (Consumer Discretionary)	170,163

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
34,470	SBI Holdings, Inc. (Financials)	$ 614,518
4,650	Secom Co. Ltd. (Industrials)	349,628
31,944	Sega Sammy Holdings, Inc. (Consumer Discretionary)	387,650
7,725	Seiko Epson Corp. (Information Technology)	187,766
24,308	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	471,585
12,453	Sekisui House Ltd. (Consumer Discretionary)	233,080
23,134	Seven & i Holdings Co. Ltd. (Consumer Staples)	951,987
18,199	Sharp Corp. (Consumer Discretionary)*(a)	574,894
17,132	Shimadzu Corp. (Information Technology)	409,833
4,424	Shimamura Co. Ltd. (Consumer Discretionary)	534,889
1,458	Shimano, Inc. (Consumer Discretionary)	202,209
20,042	Shimizu Corp. (Industrials)	223,336
7,764	Shin-Etsu Chemical Co. Ltd. (Materials)	816,259
15,988	Shinsei Bank Ltd. (Financials)	256,168
11,004	Shionogi & Co. Ltd. (Health Care)	615,469
49,496	Shiseido Co. Ltd. (Consumer Staples)	2,420,286
304	SMC Corp. (Industrials)	123,523
14,163	SoftBank Group Corp. (Telecommunication Services)	1,200,447
32,431	Sony Corp. (Consumer Discretionary)	1,507,293
4,687	Stanley Electric Co. Ltd. (Consumer Discretionary)	187,849
76,534	Start Today Co. Ltd. (Consumer Discretionary)	2,342,424
12,043	Subaru Corp. (Consumer Discretionary)	394,851

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
11,297	SUMCO Corp. (Information Technology)	$ 284,987
72,466	Sumitomo Chemical Co. Ltd. (Materials)	506,397
67,746	Sumitomo Corp. (Industrials)	1,055,495
27,232	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	396,172
13,638	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	238,685
6,620	Sumitomo Metal Mining Co. Ltd. (Materials)	257,630
39,443	Sumitomo Mitsui Financial Group, Inc. (Financials)	1,602,675
17,555	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	320,023
14,187	Sundrug Co. Ltd. (Consumer Staples)	655,438
16,954	Suntory Beverage & Food Ltd. (Consumer Staples)	736,307
27,810	Suzuken Co. Ltd. (Health Care)	1,103,404
8,853	Suzuki Motor Corp. (Consumer Discretionary)	477,835
18,060	Sysmex Corp. (Health Care)	1,375,016
5,533	Taiheiyo Cement Corp. (Materials)	227,936
10,355	Taisei Corp. (Industrials)	545,950
3,294	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	262,566
15,539	Takashimaya Co. Ltd. (Consumer Discretionary)	153,717
19,214	Takeda Pharmaceutical Co. Ltd. (Health Care)	1,061,788
17,051	Teijin Ltd. (Materials)	368,736
6,445	Terumo Corp. (Health Care)	309,853
5,854	THK Co. Ltd. (Industrials)	214,742
10,697	Tobu Railway Co. Ltd. (Industrials)	341,734
6,498	Toho Co. Ltd. (Consumer Discretionary)	220,365

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
6,044	Toho Gas Co. Ltd. (Utilities)	$ 172,292
21,917	Tohoku Electric Power Co., Inc. (Utilities)	290,255
8,210	Tokio Marine Holdings, Inc. (Financials)	363,894
258,107	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	1,037,917
6,248	Tokyo Electron Ltd. (Information Technology)	1,159,095
14,643	Tokyo Gas Co. Ltd. (Utilities)	344,795
15,930	Tokyu Corp. (Industrials)	254,954
151,919	Tokyu Fudosan Holdings Corp. (Real Estate)	1,099,633
29,481	Toppan Printing Co. Ltd. (Industrials)	275,565
34,189	Toray Industries, Inc. (Materials)	322,933
20,681	Tosoh Corp. (Materials)	458,140
5,903	TOTO Ltd. (Industrials)	329,161
10,671	Toyo Seikan Group Holdings Ltd. (Materials)	176,507
6,956	Toyo Suisan Kaisha Ltd. (Consumer Staples)	297,124
5,913	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	148,320
41,304	Toyota Motor Corp. (Consumer Discretionary)	2,599,932
17,526	Toyota Tsusho Corp. (Industrials)	660,915
4,391	Trend Micro, Inc. (Information Technology)	249,165
5,062	Tsuruha Holdings, Inc. (Consumer Staples)	702,044
35,097	Unicharm Corp. (Consumer Staples)	923,019
212	United Urban Investment Corp. REIT (Real Estate)	301,788
11,239	USS Co Ltd. (Consumer Discretionary)	237,525
6,399	West Japan Railway Co. (Industrials)	472,155
5,409	Yakult Honsha Co. Ltd. (Consumer Staples)	423,420

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
94,494	Yamada Denki Co. Ltd. (Consumer Discretionary)	$ 515,092
17,610	Yamaguchi Financial Group, Inc. (Financials)	211,027
4,957	Yamaha Motor Co. Ltd. (Consumer Discretionary)	155,924
93,298	Yamazaki Baking Co. Ltd. (Consumer Staples)	1,805,848
13,531	Yaskawa Electric Corp. (Information Technology)	598,529
15,789	Yokogawa Electric Corp. (Information Technology)	292,062
20,851	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	468,800

		150,987,308

Luxembourg – 0.3%
29,192	ArcelorMittal (Materials)*	882,881
587	Eurofins Scientific SE (Health Care)	356,044
10,910	RTL Group SA (Consumer Discretionary)	871,572

		2,110,497

Macau – 0.0%(c)
97,503	Wynn Macau Ltd. (Consumer Discretionary)	279,019

Mexico – 0.0%(c)
8,008	Fresnillo PLC (Materials)	139,945

Netherlands – 3.5%
14,453	ABN AMRO Group NV (Financials)(b)	429,533
65,249	Aegon NV (Financials)	405,959
5,455	Akzo Nobel NV (Materials)(a)	492,373
8,034	ASML Holding NV (Information Technology)	1,413,910
17,535	Boskalis Westminster (Industrials)	649,712
15,281	EXOR NV (Financials)	927,413

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
17,362	Heineken Holding NV (Consumer Staples)	$ 1,676,207
9,057	Heineken NV (Consumer Staples)	924,296
98,910	ING Groep NV (Financials)	1,787,310
98,809	Koninklijke Ahold Delhaize NV (Consumer Staples)	2,120,079
5,891	Koninklijke DSM NV (Materials)	553,361
95,167	Koninklijke KPN NV (Telecommunication Services)	349,722
34,670	Koninklijke Philips NV (Health Care)	1,348,677
4,950	Koninklijke Vopak NV (Energy)	209,526
25,122	NN Group NV (Financials)	1,105,460
12,718	NXP Semiconductors NV (Information Technology)*	1,442,094
17,597	Randstad Holding NV (Industrials)	1,085,597
88,081	Royal Dutch Shell PLC, Class A (Energy)	2,810,869
73,187	Royal Dutch Shell PLC, Class B (Energy)	2,366,278
22,233	Wolters Kluwer NV (Industrials)	1,153,827

		23,252,203

New Zealand – 0.1%
44,270	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	397,982
66,392	Meridian Energy Ltd. (Utilities)	132,128

		530,110

Norway – 0.6%
26,669	DNB ASA (Financials)	488,035
21,147	Gjensidige Forsikring ASA (Financials)	384,688
34,184	Marine Harvest ASA (Consumer Staples)*	603,702

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
83,077	Norsk Hydro ASA (Materials)	$ 566,724
41,017	Orkla ASA (Consumer Staples)	412,656
31,675	Schibsted ASA, Class B (Consumer Discretionary)	790,944
7,034	Statoil ASA (Energy)	141,533
17,815	Telenor ASA (Telecommunication Services)	400,581

		3,788,863

Portugal – 0.2%
185,137	EDP - Energias de Portugal SA (Utilities)	650,103
12,917	Galp Energia SGPS SA (Energy)	244,192
37,756	Jeronimo Martins SGPS SA (Consumer Staples)	742,803

		1,637,098

Singapore – 1.3%
102,707	Ascendas Real Estate Investment Trust REIT (Real Estate)	201,297
240,295	CapitaLand Commercial Trust REIT (Real Estate)	337,162
112,302	CapitaLand Mall Trust REIT (Real Estate)	170,912
26,091	City Developments Ltd. (Real Estate)	234,567
84,519	DBS Group Holdings Ltd. (Financials)	1,532,887
26,301	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	778,681
23,412	Keppel Corp. Ltd. (Industrials)	132,616
193,043	Oversea-Chinese Banking Corp. Ltd. (Financials)	1,784,251
206,125	Singapore Exchange Ltd. (Financials)	1,147,689

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
101,543	Singapore Telecommunications Ltd. (Telecommunication Services)	$ 281,184
390,273	StarHub Ltd. (Telecommunication Services)	825,745
139,752	Suntec Real Estate Investment Trust REIT (Real Estate)	211,651
54,609	United Overseas Bank Ltd. (Financials)	1,062,180
47,294	UOL Group Ltd. (Real Estate)	312,485

		9,013,307

South Africa – 0.3%
48,392	Investec PLC (Financials)	338,665
133,620	Mediclinic International PLC (Health Care)(a)	1,022,847
21,592	Mondi PLC (Materials)	516,167

		1,877,679

Spain – 2.8%
34,267	Abertis Infraestructuras SA (Industrials)	766,501
36,939	ACS Actividades de Construccion y Servicios SA (Industrials)	1,431,437
3,976	Aena SME SA (Industrials)(b)	792,422
30,503	Amadeus IT Group SA (Information Technology)	2,202,946
103,845	Banco Bilbao Vizcaya Argentaria SA (Financials)	889,272
345,107	Banco de Sabadell SA (Financials)	695,415
422,648	Banco Santander SA (Financials)	2,843,758
22,124	Bankinter SA (Financials)	213,859
93,782	CaixaBank SA (Financials)	446,501
11,974	Enagas SA (Energy)	352,004
12,996	Endesa SA (Utilities)	290,313

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
13,574	Ferrovial SA (Industrials)	$ 299,340
10,526	Gas Natural SDG SA (Utilities)	235,702
14,151	Grifols SA (Health Care)	413,556
118,367	Iberdrola SA (Utilities)	941,652
60,184	Industria de Diseno Textil SA (Consumer Discretionary)	2,134,154
230,852	Mapfre SA (Financials)	777,875
13,364	Red Electrica Corp. SA (Utilities)	302,757
114,944	Repsol SA (Energy)	2,113,365
76,325	Telefonica SA (Telecommunication Services)	783,107

		18,925,936

Sweden – 2.5%
15,416	Alfa Laval AB (Industrials)	365,887
18,536	Assa Abloy AB, Class B (Industrials)	377,439
27,138	Atlas Copco AB, Class A (Industrials)	1,170,972
11,015	Atlas Copco AB, Class B (Industrials)	425,059
21,046	Boliden AB (Materials)	668,456
25,842	Electrolux AB, Series B (Consumer Discretionary)	862,025
8,450	Essity AB, Class B (Consumer Staples)*	246,485
25,393	Getinge AB, Class B (Health Care)	458,868
69,028	Hennes & Mauritz AB, Class B (Consumer Discretionary)	1,632,530
8,155	Hexagon AB, Class B (Information Technology)	402,371
30,293	Husqvarna AB, Class B (Consumer Discretionary)	277,524
8,574	ICA Gruppen AB (Consumer Staples)(a)	311,522
30,318	Industrivarden AB, Class C (Financials)	742,130

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
18,400	Investor AB, Class B (Financials)	$ 863,043
8,981	Kinnevik AB, Class B (Financials)	289,239
7,186	L E Lundbergforetagen AB, Class B (Financials)	529,425
60,408	Nordea Bank AB (Financials)	711,070
35,864	Sandvik AB (Industrials)	618,393
60,069	Securitas AB, Class B (Industrials)	1,059,539
39,476	Skandinaviska Enskilda Banken AB, Class A (Financials)	470,835
9,332	Skanska AB, Class B (Industrials)	205,587
9,132	SKF AB, Class B (Industrials)	207,318
28,793	Svenska Handelsbanken AB, Class A (Financials)	395,241
21,030	Swedbank AB, Class A (Financials)	504,430
20,938	Swedish Match AB (Consumer Staples)	795,418
21,237	Tele2 AB, Class B (Telecommunication Services)	272,918
136,078	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	859,677
84,367	Telia Co. AB (Telecommunication Services)	371,828
32,741	Volvo AB, Class B (Industrials)	625,438

		16,720,667

Switzerland – 8.4%
55,707	ABB Ltd. (Industrials)	1,429,054
10,103	Adecco Group AG (Industrials)	765,480
3,583	Baloise Holding AG (Financials)	552,803
468	Barry Callebaut AG (Consumer Staples)*	871,230

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
135	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	$ 799,455
9,605	Cie Financiere Richemont SA (Consumer Discretionary)	828,498
18,297	Clariant AG (Materials)*	499,373
43,404	Coca-Cola HBC AG (Consumer Staples)*	1,391,879
8,557	Credit Suisse Group AG (Financials)*	145,180
1,905	Dufry AG (Consumer Discretionary)*	274,706
846	EMS-Chemie Holding AG (Materials)	565,177
30,623	Ferguson PLC (Industrials)	2,209,437
1,326	Geberit AG (Industrials)	577,690
275	Givaudan SA (Materials)	626,763
583,428	Glencore PLC (Materials)*	2,682,017
5,740	Julius Baer Group Ltd. (Financials)*	337,871
13,067	Kuehne + Nagel International AG (Industrials)	2,299,483
4,261	LafargeHolcim Ltd. (Materials)*	233,456
1,631	Lonza Group AG (Health Care)*	427,038
108,839	Nestle SA (Consumer Staples)	9,338,241
72,223	Novartis AG (Health Care)	6,192,960
7,953	Pargesa Holding SA (Financials)	684,382
3,995	Partners Group Holding AG (Financials)	2,750,262
25,440	Roche Holding AG (Health Care)	6,430,274
1,597	Schindler Holding AG (Industrials)	356,009
2,168	Schindler Holding AG Participation Certificates (Industrials)	490,585
564	SGS SA (Industrials)	1,396,861
132	Sika AG (Materials)	1,021,641

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
5,731	Sonova Holding AG (Health Care)	$ 914,555
86,896	STMicroelectronics NV (Information Technology)	1,972,743
1,811	Straumann Holding AG (Health Care)	1,350,020
2,783	Swatch Group AG (The) - Bearer (Consumer Discretionary)	1,016,612
10,917	Swatch Group AG (The) - Registered (Consumer Discretionary)	773,790
3,281	Swiss Life Holding AG (Financials)*	1,103,301
4,001	Swiss Prime Site AG (Real Estate)*	345,522
4,844	Swiss Re AG (Financials)	454,826
693	Swisscom AG (Telecommunication Services)	366,278
65,099	UBS Group AG (Financials)*	1,126,363
3,403	Zurich Insurance Group AG (Financials)	1,029,962

		56,631,777

United Kingdom – 13.0%
149,865	3i Group PLC (Financials)	1,827,812
76,465	Admiral Group PLC (Financials)	1,990,438
128,990	Anglo American PLC (Materials)	2,372,914
16,358	Ashtead Group PLC (Industrials)	420,496
14,962	Associated British Foods PLC (Consumer Staples)	597,068
35,723	AstraZeneca PLC (Health Care)	2,309,989
312,359	Auto Trader Group PLC (Information Technology)(b)	1,421,960
77,917	Aviva PLC (Financials)	538,964
64,391	BAE Systems PLC (Industrials)	481,139

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
127,379	Barclays PLC (Financials)	$ 333,646
124,169	Barratt Developments PLC (Consumer Discretionary)	1,018,574
6,781	Berkeley Group Holdings PLC (Consumer Discretionary)	350,275
419,214	BP PLC (Energy)	2,775,492
51,186	British American Tobacco PLC (Consumer Staples)	3,248,913
29,591	British Land Co. PLC (The) REIT (Real Estate)	251,951
52,087	BT Group PLC (Telecommunication Services)	183,884
12,160	Bunzl PLC (Industrials)	348,137
88,731	Burberry Group PLC (Consumer Discretionary)	2,061,101
21,461	Capita PLC (Industrials)	135,522
511,896	Centrica PLC (Utilities)	1,001,975
41,897	CNH Industrial NV (Industrials)	543,520
11,228	Coca-Cola European Partners PLC (Consumer Staples)	437,780
60,870	Compass Group PLC (Consumer Discretionary)	1,235,127
10,966	Croda International PLC (Materials)	634,290
3,954	DCC PLC (Industrials)	382,960
56,750	Diageo PLC (Consumer Staples)	1,973,113
58,166	Direct Line Insurance Group PLC (Financials)	288,018
7,347	easyJet PLC (Industrials)	139,831
22,275	Experian PLC (Industrials)	463,747
132,003	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	2,269,618
60,974	G4S PLC (Industrials)	211,791
74,209	GKN PLC (Consumer Discretionary)	311,505
132,982	GlaxoSmithKline PLC (Health Care)	2,303,243

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
43,858	Hammerson PLC REIT (Real Estate)	$ 308,419
87,473	Hargreaves Lansdown PLC (Financials)	1,896,894
526,450	HSBC Holdings PLC (Financials)	5,230,700
11,356	IMI PLC (Industrials)	193,073
30,360	Imperial Brands PLC (Consumer Staples)	1,259,413
11,474	InterContinental Hotels Group PLC (Consumer Discretionary)	675,477
127,422	International Consolidated Airlines Group SA (Industrials)	1,055,317
8,442	Intertek Group PLC (Industrials)	597,659
433,300	J Sainsbury PLC (Consumer Staples)	1,362,525
9,775	Johnson Matthey PLC (Materials)	401,060
230,968	Kingfisher PLC (Consumer Discretionary)	1,044,251
24,716	Land Securities Group PLC REIT (Real Estate)	312,487
328,950	Legal & General Group PLC (Financials)	1,189,797
1,037,929	Lloyds Banking Group PLC (Financials)	927,296
13,824	London Stock Exchange Group PLC (Financials)	707,159
278,164	Marks & Spencer Group PLC (Consumer Discretionary)(a)	1,179,313
61,077	Meggitt PLC (Industrials)	400,487
63,459	Merlin Entertainments PLC (Consumer Discretionary)(b)	302,287
9,103	Micro Focus International PLC (Information Technology)	306,702
49,357	National Grid PLC (Utilities)	591,288
18,597	Next PLC (Consumer Discretionary)	1,127,033
86,177	Old Mutual PLC (Financials)	230,157

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
24,248	Persimmon PLC (Consumer Discretionary)	$ 833,712
72,672	Prudential PLC (Financials)	1,828,745
8,277	Reckitt Benckiser Group PLC (Consumer Staples)	726,702
58,620	RELX NV (Industrials)	1,344,441
45,453	RELX PLC (Industrials)	1,063,195
6,276	Rio Tinto Ltd. (Materials)	338,036
27,617	Rio Tinto PLC (Materials)	1,308,993
31,789	Rolls-Royce Holdings PLC (Industrials)*	368,777
1,430,324	Rolls-Royce Holdings PLC (Industrials)*	1,936
37,034	Royal Bank of Scotland Group PLC (Financials)*	138,663
318,709	Royal Mail PLC (Industrials)	1,906,448
64,559	RSA Insurance Group PLC (Financials)	531,770
176,889	Sage Group PLC (The) (Information Technology)	1,854,509
14,128	Schroders PLC (Financials)	659,791
100,018	Segro PLC REIT (Real Estate)	742,611
15,596	Severn Trent PLC (Utilities)	443,131
39,106	Sky PLC (Consumer Discretionary)*	495,744
80,291	Smith & Nephew PLC (Health Care)	1,423,786
24,455	Smiths Group PLC (Industrials)	490,925
27,646	SSE PLC (Utilities)	512,321
16,024	St James’s Place PLC (Financials)	263,328
30,293	Standard Chartered PLC (Financials)*	302,789
24,174	Standard Life Aberdeen PLC (Financials)	140,775
145,578	Taylor Wimpey PLC (Consumer Discretionary)	385,256
430,620	Tesco PLC (Consumer Staples)	1,131,135

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
53,440	Unilever NV (Consumer Staples)	$ 3,083,052
54,180	Unilever PLC (Consumer Staples)	3,053,911
35,250	United Utilities Group PLC (Utilities)	391,511
563,031	Vodafone Group PLC (Telecommunication Services)	1,709,496
3,590	Whitbread PLC (Consumer Discretionary)	173,391
616,753	Wm Morrison Supermarkets PLC (Consumer Staples)	1,805,820
64,588	Worldpay Group PLC (Information Technology)(b)	368,953
86,035	WPP PLC (Consumer Discretionary)	1,522,150

		87,509,390

United States – 0.6%
10,296	Carnival PLC (Consumer Discretionary)	664,247
27,051	QIAGEN NV (Health Care)*	855,867
22,457	Shire PLC (Health Care)	1,113,057
74,207	Valeant Pharmaceuticals International, Inc. (Health Care)*	1,251,663

		3,884,834

TOTAL COMMON STOCKS (Cost $573,773,179)		$668,249,834

Preferred Stocks – 0.4%
Germany – 0.4%
1,636	Bayerische Motoren Werke AG (Consumer Discretionary)	$ 141,815
25,283	FUCHS PETROLUB SE (Materials)	1,330,954
7,691	Henkel AG & Co KGaA (Consumer Staples)	1,045,421

Shares	Description	Value
Preferred Stocks – (continued)
Germany – (continued)
2,244	Volkswagen AG (Consumer Discretionary)	$ 476,530

TOTAL PREFERRED STOCKS (Cost $2,662,565)		$ 2,994,720

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $576,435,744)		$671,244,554

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 1.4%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,150,437	0.97%	$ 9,150,437
(Cost $9,150,437)

TOTAL INVESTMENTS – 101.0%
(Cost $585,586,181)		$680,394,991

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(6,509,628)

NET ASSETS – 100.0%		$673,885,363

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,309,641, which represents approximately 1.2% of net assets as of November 30, 2017.

(c)	Less than 0.05%.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2017	Shares as of November 30, 2017	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$6,961,512	$115,634,276	$106,483,823	$9,150,437	9,150,437	$46,361

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2017:

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,877,679	$—	$—
Asia	190,967,119	—	—
Europe	373,342,791	2,996,657	—
North America	60,796,289	—	—
Oceania	40,651,140	—	—
South America	338,799	274,080	—
Securities Lending Reinvestment Vehicle	9,150,437	—	—
Total	$677,124,254	$3,270,737	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%
Consumer Discretionary – 19.8%
1,263	ABC-Mart, Inc.	$ 69,524
1,182	Aisin Seiki Co. Ltd.	63,481
3,500	Asics Corp.	51,794
4,170	Bandai Namco Holdings, Inc.	136,013
2,295	Benesse Holdings, Inc.	81,214
7,999	Bridgestone Corp.	364,192
4,680	Casio Computer Co. Ltd.	68,670
3,294	Denso Corp.	185,592
1,120	Dentsu, Inc.	50,843
1,125	Don Quijote Holdings Co. Ltd.	53,986
562	Fast Retailing Co. Ltd.	218,512
7,220	Hakuhodo DY Holdings, Inc.	97,359
1,171	Hikari Tsushin, Inc.	169,311
21,067	Honda Motor Co. Ltd.	704,838
1,041	Iida Group Holdings Co. Ltd.	19,256
20,578	Isetan Mitsukoshi Holdings Ltd.	238,871
2,243	Isuzu Motors Ltd.	35,498
918	J Front Retailing Co. Ltd.	15,545
1,357	Koito Manufacturing Co. Ltd.	93,979
863	Marui Group Co. Ltd.	15,316
23,369	Mazda Motor Corp.	313,870
3,391	McDonald’s Holdings Co. Japan Ltd.	148,634
6,109	Mitsubishi Motors Corp.	42,854
637	NGK Spark Plug Co. Ltd.	14,720
9,772	Nikon Corp.	194,471
15,046	Nissan Motor Co. Ltd.	146,285
1,612	Nitori Holdings Co. Ltd.	264,117
670	NOK Corp.	16,357
2,399	Oriental Land Co. Ltd.	214,185
24,896	Panasonic Corp.	371,087
2,712	Rakuten, Inc.	27,810
662	Rinnai Corp.	59,571
585	Ryohin Keikaku Co. Ltd.	183,229
1,157	Sankyo Co. Ltd.	37,479
12,146	Sega Sammy Holdings, Inc.	147,395
9,209	Sekisui Chemical Co. Ltd.	178,658
3,314	Sekisui House Ltd.	62,027
2,727	Sharp Corp.*(a)	86,144

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
932	Shimamura Co. Ltd.	$ 112,685
616	Shimano, Inc.	85,433
13,762	Sony Corp.	639,615
2,228	Stanley Electric Co. Ltd.	89,295
6,053	Start Today Co. Ltd.	185,260
6,095	Subaru Corp.	199,835
4,781	Sumitomo Electric Industries Ltd.	83,675
4,295	Sumitomo Rubber Industries Ltd.	78,297
4,481	Suzuki Motor Corp.	241,859
7,151	Takashimaya Co. Ltd.	70,740
1,405	Toho Co. Ltd.	47,647
1,295	Toyoda Gosei Co. Ltd.	32,484
607	Toyota Industries Corp.	37,807
27,725	Toyota Motor Corp.	1,745,185
3,372	USS Co. Ltd.	71,264
21,788	Yamada Denki Co. Ltd.	118,768
1,416	Yamaha Corp.	52,259
2,210	Yamaha Motor Co. Ltd.	69,516
3,625	Yokohama Rubber Co. Ltd. (The)	81,502

		9,285,813

Consumer Staples – 10.5%
7,212	Aeon Co. Ltd.	117,552
6,367	Ajinomoto Co., Inc.	117,434
6,871	Asahi Group Holdings Ltd.	350,412
2,236	Calbee, Inc.	78,426
2,639	Coca-Cola Bottlers Japan, Inc.	100,580
1,712	FamilyMart UNY Holdings Co. Ltd.	115,811
11,237	Japan Tobacco, Inc.	373,546
6,036	Kao Corp.	401,195
2,889	Kikkoman Corp.	113,593
17,160	Kirin Holdings Co. Ltd.	403,219
1,030	Kose Corp.	158,497
1,870	Lawson, Inc.	129,340
6,830	Lion Corp.	127,805
2,004	MEIJI Holdings Co. Ltd.	175,141

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
4,084	NH Foods Ltd.	$ 100,617
6,671	Nisshin Seifun Group, Inc.	130,910
1,263	Nissin Foods Holdings Co. Ltd.	91,532
4,864	Pola Orbis Holdings, Inc.	178,208
7,856	Seven & i Holdings Co. Ltd.	323,282
6,024	Shiseido Co. Ltd.	294,565
2,791	Sundrug Co. Ltd.	128,944
4,377	Suntory Beverage & Food Ltd.	190,092
2,589	Toyo Suisan Kaisha Ltd.	110,589
1,078	Tsuruha Holdings, Inc.	149,507
5,694	Unicharm Corp.	149,747
2,077	Yakult Honsha Co. Ltd.	162,589
8,369	Yamazaki Baking Co. Ltd.	161,988

		4,935,121

Energy – 1.5%
7,683	Idemitsu Kosan Co. Ltd.	258,835
2,981	Inpex Corp.	33,698
69,799	JXTG Holdings, Inc.	392,952
2,129	Showa Shell Sekiyu KK	27,244

		712,729

Financials – 9.9%
1,754	AEON Financial Service Co. Ltd.	39,044
1,466	Aozora Bank Ltd.	57,052
1,097	Bank of Kyoto Ltd. (The)	56,073
2,849	Chiba Bank Ltd. (The)	21,869
2,681	Concordia Financial Group Ltd.	14,734
6,776	Credit Saison Co. Ltd.	130,730
10,585	Dai-ichi Life Holdings, Inc.	217,177
7,591	Daiwa Securities Group, Inc.	47,348
2,769	Fukuoka Financial Group, Inc.	14,401
3,004	Hachijuni Bank Ltd. (The)	17,180
6,983	Japan Exchange Group, Inc.	128,671
3,436	Japan Post Bank Co. Ltd.	43,816
5,273	Japan Post Holdings Co. Ltd.	60,880

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
2,570	Kyushu Financial Group, Inc.	$ 15,249
29,092	Mebuki Financial Group, Inc.	122,446
117,950	Mitsubishi UFJ Financial Group, Inc.	834,889
37,798	Mitsubishi UFJ Lease & Finance Co. Ltd.	215,834
267,085	Mizuho Financial Group, Inc.	486,651
5,578	MS&AD Insurance Group Holdings, Inc.	182,187
18,174	Nomura Holdings, Inc.	108,893
19,203	ORIX Corp.	331,876
10,578	Resona Holdings, Inc.	56,329
2,585	SBI Holdings, Inc.	46,085
15,151	Seven Bank Ltd.	50,907
3,524	Shinsei Bank Ltd.	56,463
2,442	Shizuoka Bank Ltd. (The)	24,179
4,012	Sompo Holdings, Inc.	162,481
928	Sony Financial Holdings, Inc.	15,740
17,017	Sumitomo Mitsui Financial Group, Inc.	691,446
1,001	Sumitomo Mitsui Trust Holdings, Inc.	37,247
2,925	Suruga Bank Ltd.	63,019
2,897	T&D Holdings, Inc.	47,776
4,809	Tokio Marine Holdings, Inc.	213,151
3,307	Yamaguchi Financial Group, Inc.	39,629

		4,651,452

Health Care – 7.8%
11,606	Alfresa Holdings Corp.	250,156
26,176	Astellas Pharma, Inc.	333,560
2,930	Chugai Pharmaceutical Co. Ltd.	152,123
6,398	Daiichi Sankyo Co. Ltd.	154,826
2,452	Eisai Co. Ltd.	139,598
1,221	Hisamitsu Pharmaceutical Co., Inc.	68,958
5,976	Hoya Corp.	290,937
5,632	Kyowa Hakko Kirin Co. Ltd.	107,149
3,093	M3, Inc.	101,990
4,913	Medipal Holdings Corp.	95,665

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
2,299	Mitsubishi Tanabe Pharma Corp.	$ 49,861
3,574	Olympus Corp.	147,233
2,399	Ono Pharmaceutical Co. Ltd.	54,859
3,182	Otsuka Holdings Co. Ltd.	141,435
4,341	Santen Pharmaceutical Co. Ltd.	66,412
3,976	Shionogi & Co. Ltd.	222,383
6,916	Sumitomo Dainippon Pharma Co. Ltd.	100,614
9,628	Suzuken Co. Ltd.	382,005
2,138	Sysmex Corp.	162,779
804	Taisho Pharmaceutical Holdings Co. Ltd.	64,087
7,589	Takeda Pharmaceutical Co. Ltd.	419,377
3,523	Terumo Corp.	169,373

		3,675,380

Industrials – 18.7%
2,393	Amada Holdings Co. Ltd.	31,884
2,647	ANA Holdings, Inc.	105,970
1,933	Asahi Glass Co. Ltd.	80,840
1,405	Central Japan Railway Co.	260,836
1,965	Dai Nippon Printing Co. Ltd.	43,109
1,718	Daifuku Co. Ltd.	93,956
2,468	Daikin Industries Ltd.	284,943
2,698	East Japan Railway Co.	261,952
1,588	FANUC Corp.	396,557
6,470	Fuji Electric Co. Ltd.	45,791
2,008	Hankyu Hanshin Holdings, Inc.	78,055
809	Hino Motors Ltd.	9,933
3,542	Hitachi Construction Machinery Co. Ltd.	117,587
948	Hoshizaki Corp.	90,560
293	IHI Corp.	9,072
24,407	ITOCHU Corp.	424,432
1,500	Japan Airlines Co. Ltd.	55,172
1,203	Japan Airport Terminal Co. Ltd.	45,043

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
651	JGC Corp.	$ 11,350
13,299	Kajima Corp.	140,115
3,063	Kamigumi Co. Ltd.	67,717
614	Kawasaki Heavy Industries Ltd.	20,356
1,205	Keihan Holdings Co. Ltd.	35,804
1,734	Keikyu Corp.	33,578
979	Keio Corp.	43,393
1,413	Keisei Electric Railway Co. Ltd.	45,456
1,524	Kintetsu Group Holdings Co. Ltd.	59,854
7,304	Komatsu Ltd.	227,138
6,688	Kubota Corp.	126,702
2,927	Kurita Water Industries Ltd.	91,939
2,051	Kyushu Railway Co.	63,598
3,369	LIXIL Group Corp.	88,963
2,310	Makita Corp.	95,781
60,954	Marubeni Corp.	406,233
3,633	MINEBEA MITSUMI, Inc.	71,910
6,386	MISUMI Group, Inc.	186,892
21,406	Mitsubishi Corp.	538,091
19,337	Mitsubishi Electric Corp.	320,109
1,035	Mitsubishi Heavy Industries Ltd.	38,383
26,349	Mitsui & Co. Ltd.	401,457
1,489	Mitsui OSK Lines Ltd.	47,901
2,309	Nabtesco Corp.	90,478
4,265	Nagoya Railroad Co. Ltd.	104,467
779	NGK Insulators Ltd.	14,932
1,879	Nidec Corp.	256,399
1,816	Nippon Express Co. Ltd.	115,706
599	Nippon Yusen KK*	14,014
933	NSK Ltd.	14,099
17,731	Obayashi Corp.	230,065
1,987	Odakyu Electric Railway Co. Ltd.	42,348
2,981	Park24 Co. Ltd.	73,736
5,871	Persol Holdings Co. Ltd.	137,876
16,940	Recruit Holdings Co. Ltd.	400,699
1,191	Secom Co. Ltd.	89,550

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
1,374	Seibu Holdings, Inc.	$ 24,913
6,510	Shimizu Corp.	72,543
305	SMC Corp.	123,930
797	Sohgo Security Services Co. Ltd.	44,371
20,210	Sumitomo Corp.	314,875
1,307	Sumitomo Heavy Industries Ltd.	53,317
2,829	Taisei Corp.	149,154
1,822	THK Co. Ltd.	66,836
2,017	Tobu Railway Co. Ltd.	64,437
2,816	Tokyu Corp.	45,069
4,952	Toppan Printing Co. Ltd.	46,287
18,086	Toshiba Corp.*	44,607
2,683	TOTO Ltd.	149,608
6,992	Toyota Tsusho Corp.	263,672
1,655	West Japan Railway Co.	122,115
1,732	Yamato Holdings Co. Ltd.	35,219

		8,803,734

Information Technology – 14.8%
1,323	Alps Electric Co. Ltd.	42,266
6,825	Brother Industries Ltd.	169,306
13,530	Canon, Inc.	519,655
2,526	DeNA Co. Ltd.	57,448
741	Disco Corp.	164,615
6,416	FUJIFILM Holdings Corp.	262,706
36,006	Fujitsu Ltd.	268,633
2,401	Hamamatsu Photonics KK	82,604
357	Hirose Electric Co. Ltd.	53,404
494	Hitachi High-Technologies Corp.	20,505
65,440	Hitachi Ltd.	487,825
6,384	Kakaku.com, Inc.	101,204
1,064	Keyence Corp.	617,169
2,088	Konami Holdings Corp.	110,646
14,432	Konica Minolta, Inc.	141,347
2,616	Kyocera Corp.	184,701
1,777	LINE Corp.*	76,063
2,803	Mixi, Inc.	130,751

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
1,550	Murata Manufacturing Co. Ltd.	$ 210,051
13,399	NEC Corp.	359,206
4,482	Nexon Co. Ltd.*	128,967
914	Nintendo Co. Ltd.	369,177
1,747	Nippon Electric Glass Co. Ltd.	68,066
1,600	Nomura Research Institute Ltd.	72,633
15,470	NTT Data Corp.	182,618
1,430	Obic Co. Ltd.	99,546
3,718	Omron Corp.	220,279
1,673	Oracle Corp. Japan	149,203
1,780	Otsuka Corp.	133,613
3,464	Renesas Electronics Corp.*	42,501
6,902	Ricoh Co. Ltd.	61,431
1,133	Rohm Co. Ltd.	116,434
5,582	Seiko Epson Corp.	135,678
4,637	Shimadzu Corp.	110,927
2,812	SUMCO Corp.	70,938
429	TDK Corp.	35,154
2,098	Tokyo Electron Ltd.	389,209
2,008	Trend Micro, Inc.	113,943
11,080	Yahoo Japan Corp.	50,793
5,282	Yaskawa Electric Corp.	233,644
6,705	Yokogawa Electric Corp.	124,028

		6,968,887

Materials – 5.7%
1,645	Air Water, Inc.	35,397
14,494	Asahi Kasei Corp.	181,976
835	Daicel Corp.	9,931
959	Hitachi Chemical Co. Ltd.	25,307
1,710	JFE Holdings, Inc.	40,372
2,215	JSR Corp.	42,576
2,734	Kaneka Corp.	24,236
1,594	Kansai Paint Co. Ltd.	42,006
28,718	Kobe Steel Ltd.*	270,230
6,341	Kuraray Co. Ltd.	122,451
1,112	Maruichi Steel Tube Ltd.	31,500

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
29,712	Mitsubishi Chemical Holdings Corp.	$ 322,861
3,022	Mitsubishi Gas Chemical Co., Inc.	84,796
417	Mitsubishi Materials Corp.	13,974
1,376	Mitsui Chemicals, Inc.	44,574
501	Nippon Paint Holdings Co. Ltd.	15,446
2,938	Nippon Steel & Sumitomo Metal Corp.	71,438
2,186	Nissan Chemical Industries Ltd.	87,905
1,386	Nitto Denko Corp.	136,612
44,406	Oji Holdings Corp.	271,027
3,335	Shin-Etsu Chemical Co. Ltd.	350,621
11,580	Sumitomo Chemical Co. Ltd.	80,922
1,594	Sumitomo Metal Mining Co. Ltd.	62,034
279	Taiheiyo Cement Corp.	11,494
2,647	Teijin Ltd.	57,243
8,718	Toray Industries, Inc.	82,346
5,091	Tosoh Corp.	112,779
1,501	Toyo Seikan Group Holdings Ltd.	24,828

		2,656,882

Real Estate – 3.6%
1,877	Aeon Mall Co. Ltd.	34,452
1,360	Daito Trust Construction Co. Ltd.	249,687
6,652	Daiwa House Industry Co. Ltd.	244,550
19	Daiwa House REIT Investment Corp. REIT	45,741
2,033	Hulic Co. Ltd.	22,364
12	Japan Prime Realty Investment Corp. REIT	40,481
10	Japan Real Estate Investment Corp. REIT	48,791
25	Japan Retail Fund Investment Corp. REIT	44,524
6,185	Mitsubishi Estate Co. Ltd.	110,678

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
5,210	Mitsui Fudosan Co. Ltd.	$ 118,069
11	Nippon Building Fund, Inc. REIT	55,342
20	Nippon Prologis REIT, Inc. REIT	43,090
1,673	Nomura Real Estate Holdings, Inc.	38,691
69	Nomura Real Estate Master Fund, Inc. REIT	87,371
2,306	Sumitomo Realty & Development Co. Ltd.	76,163
3,139	Tokyo Tatemono Co. Ltd.	43,647
47,969	Tokyu Fudosan Holdings Corp.	347,213
33	United Urban Investment Corp. REIT	46,976

		1,697,830

Telecommunication Services – 4.3%
17,345	KDDI Corp.	498,317
9,319	Nippon Telegraph & Telephone Corp.	489,580
13,514	NTT DOCOMO, Inc.	351,119
8,294	SoftBank Group Corp.	702,994

		2,042,010

Utilities – 3.0%
4,063	Chubu Electric Power Co., Inc.	51,520
3,776	Chugoku Electric Power Co., Inc. (The)	41,841
7,633	Electric Power Development Co. Ltd.	212,814
29,844	Kansai Electric Power Co., Inc. (The)	395,769
3,915	Kyushu Electric Power Co., Inc.	44,886
4,869	Osaka Gas Co. Ltd.	93,851
2,022	Toho Gas Co. Ltd.	57,640
3,827	Tohoku Electric Power Co., Inc.	50,682

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
89,315	Tokyo Electric Power Co. Holdings, Inc.*	$ 359,160
3,776	Tokyo Gas Co. Ltd.	88,913

		1,397,076

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $37,266,822)		$46,826,914

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
132,603	0.97%	$ 132,603
(Cost $132,603)

TOTAL INVESTMENTS – 99.9%
(Cost $37,399,425)		$46,959,517

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		52,793

NET ASSETS – 100.0%		$47,012,310

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2017	Shares as of November 30, 2017	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$288,307	$1,649,387	$1,516,784	$132,603	132,603	$3,790

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2017:

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$46,826,914	$—	$—
Securities Lending Reinvestment Vehicle	132,603	—	—
Total	$46,959,517	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Consumer Discretionary – 13.8%
35,287	Amazon.com, Inc.*	$ 41,523,977
83,262	Aramark	3,546,961
11,022	AutoZone, Inc.*	7,569,469
201,286	Best Buy Co., Inc.	11,998,658
9,658	BorgWarner, Inc.	537,757
6,851	CarMax, Inc.*	472,102
59,407	Carnival Corp.	3,899,475
53,458	CBS Corp., Class B	2,996,855
10,304	Charter Communications, Inc., Class A*	3,361,268
350,442	Comcast Corp., Class A	13,155,593
27,628	Darden Restaurants, Inc.	2,329,593
57,472	Dollar General Corp.	5,062,134
50,603	Dollar Tree, Inc.*	5,199,964
33,392	Domino’s Pizza, Inc.	6,216,255
20,689	DR Horton, Inc.	1,055,139
19,821	Expedia, Inc.	2,428,072
845,328	Ford Motor Co.	10,583,507
27,536	General Motors Co.	1,186,526
52,747	Genuine Parts Co.	4,903,889
76,461	Goodyear Tire & Rubber Co. (The)	2,475,043
33,484	Hanesbrands, Inc.(a)	699,481
44,218	Hasbro, Inc.	4,113,158
45,142	Hilton Worldwide Holdings, Inc.	3,501,214
145,501	Home Depot, Inc. (The)	26,163,990
96,353	L Brands, Inc.	5,402,513
37,287	Las Vegas Sands Corp.	2,583,616
42,293	Lear Corp.	7,650,381
53,688	Lennar Corp., Class A	3,370,533
1,073	Lennar Corp., Class B	55,066
22,829	Liberty Broadband Corp., Class C*	1,984,982
21,910	LKQ Corp.*	863,692
134,826	Lowe’s Cos., Inc.	11,240,444
33,647	Marriott International, Inc., Class A	4,273,169
74,045	McDonald’s Corp.	12,733,519
6,240	Mohawk Industries, Inc.*	1,763,486
54,040	Netflix, Inc.*	10,136,823

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
181,899	NIKE, Inc., Class B	$ 10,990,338
1,054	NVR, Inc.*	3,662,650
24,344	Omnicom Group, Inc.	1,739,135
27,871	O’Reilly Automotive, Inc.*	6,583,409
5,196	Priceline Group, Inc. (The)*	9,039,533
55,004	PVH Corp.	7,400,788
141,356	Ross Stores, Inc.	10,747,297
30,380	Royal Caribbean Cruises Ltd.	3,763,474
146,305	Starbucks Corp.	8,459,355
116,623	Tapestry, Inc.	4,862,013
200,760	Target Corp.	12,025,524
7,350	Tesla, Inc.*(a)	2,270,047
39,267	Tiffany & Co.	3,710,732
60,238	Time Warner, Inc.	5,512,379
115,742	TJX Cos., Inc. (The)	8,744,308
26,705	Twenty-First Century Fox, Inc., Class A	852,958
23,402	Ulta Beauty, Inc.*	5,188,457
88,820	VF Corp.	6,480,307
237,061	Viacom, Inc., Class B	6,713,568
110,102	Walt Disney Co. (The)	11,540,892
3,175	Whirlpool Corp.	535,210
37,739	Wyndham Worldwide Corp.	4,241,486
7,410	Wynn Resorts Ltd.	1,171,373
56,881	Yum! Brands, Inc.	4,747,857

		368,021,394

Consumer Staples – 10.3%
154,849	Altria Group, Inc.	10,503,408
249,142	Archer-Daniels-Midland Co.	9,935,783
99,964	Brown-Forman Corp., Class B	5,977,847
152,034	Bunge Ltd.	10,172,595
65,940	Campbell Soup Co.	3,250,842
92,235	Church & Dwight Co., Inc.	4,343,346
64,937	Clorox Co. (The)	9,045,075
312,828	Coca-Cola Co. (The)	14,318,137
136,654	Colgate-Palmolive Co.	9,900,582
59,534	Conagra Brands, Inc.	2,222,404
9,676	Constellation Brands, Inc., Class A	2,105,401

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
63,276	Costco Wholesale Corp.	$ 11,669,993
152,882	CVS Health Corp.	11,710,761
70,941	Dr Pepper Snapple Group, Inc.	6,398,169
86,154	Estee Lauder Cos., Inc. (The), Class A	10,754,604
67,969	General Mills, Inc.	3,844,327
59,275	Hershey Co. (The)	6,575,376
78,775	Hormel Foods Corp.	2,871,349
33,174	Ingredion, Inc.	4,593,935
44,887	JM Smucker Co. (The)	5,236,966
46,880	Kellogg Co.	3,101,581
59,889	Kimberly-Clark Corp.	7,172,307
22,126	Kraft Heinz Co. (The)	1,800,393
270,952	Kroger Co. (The)	7,006,819
18,952	McCormick & Co., Inc.	1,936,515
30,118	Molson Coors Brewing Co., Class B	2,352,216
56,348	Mondelez International, Inc., Class A	2,419,583
28,873	Monster Beverage Corp.*	1,809,471
163,971	PepsiCo, Inc.	19,105,901
155,822	Philip Morris International, Inc.	16,010,710
212,198	Procter & Gamble Co. (The)	19,095,698
146,252	Sysco Corp.	8,443,128
29,166	Tyson Foods, Inc., Class A	2,398,903
167,508	Walgreens Boots Alliance, Inc.	12,187,882
267,501	Wal-Mart Stores, Inc.	26,009,122

		276,281,129

Energy – 2.9%
20,538	Andeavor	2,166,143
116,238	Chevron Corp.	13,831,160
58,948	ConocoPhillips	2,999,274
5,450	EOG Resources, Inc.	557,644
337,766	Exxon Mobil Corp.	28,132,530
28,918	Kinder Morgan, Inc.	498,257
150,711	Marathon Oil Corp.	2,236,551
57,982	Marathon Petroleum Corp.	3,631,413

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
39,683	National Oilwell Varco, Inc.	$ 1,331,365
22,063	Occidental Petroleum Corp.	1,555,441
17,295	Phillips 66	1,687,300
35,770	Schlumberger Ltd.	2,248,145
184,894	Valero Energy Corp.	15,830,624
57,584	Williams Cos., Inc. (The)	1,672,815

		78,378,662

Financials – 12.9%
46,298	Aflac, Inc.	4,057,557
2,630	Alleghany Corp.*	1,538,024
65,934	Allstate Corp. (The)	6,768,784
326,683	Ally Financial, Inc.	8,774,705
79,721	American Express Co.	7,789,539
39,817	American International Group, Inc.	2,387,427
10,427	Ameriprise Financial, Inc.	1,701,999
350,510	Annaly Capital Management, Inc. REIT	4,090,452
39,541	Aon PLC	5,544,439
37,899	Arch Capital Group Ltd.*	3,588,656
60,099	Arthur J Gallagher & Co.	3,956,317
866,593	Bank of America Corp.	24,411,925
68,352	Bank of New York Mellon Corp. (The)	3,741,589
49,892	BB&T Corp.	2,465,663
79,504	Berkshire Hathaway, Inc., Class B*	15,345,067
5,145	BlackRock, Inc.	2,578,623
90,240	Capital One Financial Corp.	8,302,080
59,591	Cboe Global Markets, Inc.	7,355,317
62,819	Charles Schwab Corp. (The)	3,064,939
32,245	Chubb Ltd.	4,904,787
24,420	Cincinnati Financial Corp.	1,824,907
264,308	Citigroup, Inc.	19,955,254
61,391	Citizens Financial Group, Inc.	2,498,614
33,583	CME Group, Inc.	5,022,002
23,162	Comerica, Inc.	1,929,626
44,101	Discover Financial Services	3,113,531
43,128	E*TRADE Financial Corp.*	2,076,182
13,424	Everest Re Group Ltd.	2,947,910

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
173,139	Fifth Third Bancorp	$ 5,282,471
11,692	First Republic Bank	1,117,054
60,413	Hartford Financial Services Group, Inc. (The)	3,470,123
47,211	Intercontinental Exchange, Inc.	3,373,226
350,983	JPMorgan Chase & Co.	36,684,743
118,933	KeyCorp	2,257,348
34,871	Lincoln National Corp.	2,669,375
43,258	Loews Corp.	2,175,012
9,746	M&T Bank Corp.	1,646,587
2,184	Markel Corp.*	2,417,470
89,129	Marsh & McLennan Cos., Inc.	7,480,597
27,577	MetLife, Inc.	1,480,333
26,393	Moody’s Corp.	4,006,985
157,428	Morgan Stanley	8,124,859
37,253	MSCI, Inc.	4,794,461
24,106	Northern Trust Corp.	2,357,085
39,044	PNC Financial Services Group, Inc. (The)	5,488,025
44,630	Principal Financial Group, Inc.	3,159,358
98,185	Progressive Corp. (The)	5,221,478
54,658	Prudential Financial, Inc.	6,331,583
9,853	Raymond James Financial, Inc.	870,020
67,795	Regions Financial Corp.	1,124,719
26,268	Reinsurance Group of America, Inc.	4,256,729
58,666	S&P Global, Inc.	9,708,050
16,918	SEI Investments Co.	1,190,350
27,417	State Street Corp.	2,614,211
33,972	SunTrust Banks, Inc.	2,093,694
110,770	Synchrony Financial	3,975,535
42,103	T Rowe Price Group, Inc.	4,333,241
43,945	TD Ameritrade Holding Corp.	2,248,666
51,793	Travelers Cos., Inc. (The)	7,021,577
62,397	Unum Group	3,532,918
105,495	US Bancorp	5,818,049
379,235	Wells Fargo & Co.	21,415,400

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
11,040	Willis Towers Watson PLC	$ 1,775,232

		343,252,479

Health Care – 14.8%
123,815	Abbott Laboratories	6,979,452
124,602	AbbVie, Inc.	12,076,426
51,643	Aetna, Inc.	9,305,036
61,085	Agilent Technologies, Inc.	4,229,525
26,883	Align Technology, Inc.*	7,013,237
13,407	Allergan PLC	2,330,539
7,454	Alnylam Pharmaceuticals, Inc.*	1,002,861
69,930	Amgen, Inc.	12,283,904
58,469	Anthem, Inc.	13,737,876
76,733	Baxter International, Inc.	5,028,313
20,579	Becton Dickinson and Co.	4,696,334
28,297	Biogen, Inc.*	9,116,444
104,009	Boston Scientific Corp.*	2,733,356
179,052	Bristol-Myers Squibb Co.	11,314,296
55,803	Celgene Corp.*	5,626,616
61,452	Centene Corp.*	6,273,635
41,346	Cerner Corp.*	2,922,749
34,719	Cigna Corp.	7,351,054
12,372	Cooper Cos., Inc. (The)	2,983,879
20,845	CR Bard, Inc.	7,002,669
42,419	Danaher Corp.	4,002,657
55,384	DaVita, Inc.*	3,381,747
21,560	DENTSPLY SIRONA, Inc.	1,444,736
48,297	Edwards Lifesciences Corp.*	5,660,408
103,287	Eli Lilly & Co.	8,742,212
114,782	Express Scripts Holding Co.*	7,481,491
203,937	Gilead Sciences, Inc.	15,250,409
7,637	HCA Healthcare, Inc.*	649,145
70,754	Henry Schein, Inc.*	5,055,373
20,027	Hologic, Inc.*	835,526
26,374	Humana, Inc.	6,879,922
44,368	IDEXX Laboratories, Inc.*	6,939,599
16,790	Illumina, Inc.*	3,862,204
15,157	Intuitive Surgical, Inc.*	6,059,465
30,041	IQVIA Holdings, Inc.*	3,064,482
9,260	Jazz Pharmaceuticals PLC*	1,293,992

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
271,206	Johnson & Johnson	$ 37,787,132
13,758	Laboratory Corp. of America Holdings*	2,177,479
25,135	McKesson Corp.	3,713,445
58,367	Medtronic PLC	4,793,682
224,651	Merck & Co., Inc.	12,416,461
18,378	Mettler-Toledo International, Inc.*	11,563,621
287,400	Mylan NV*	10,498,722
63,230	Perrigo Co. PLC	5,514,288
604,673	Pfizer, Inc.	21,925,443
39,004	Quest Diagnostics, Inc.	3,840,334
39,665	ResMed, Inc.	3,387,391
40,784	Stryker Corp.	6,362,304
10,500	Teleflex, Inc.	2,787,960
43,485	Thermo Fisher Scientific, Inc.	8,382,169
110,622	UnitedHealth Group, Inc.	25,240,622
7,406	Universal Health Services, Inc., Class B	802,440
38,336	Varian Medical Systems, Inc.*	4,284,048
23,490	Vertex Pharmaceuticals, Inc.*	3,389,372
16,428	Waters Corp.*	3,239,109
5,150	Zimmer Biomet Holdings, Inc.	603,065
97,752	Zoetis, Inc.	7,066,492

		394,387,148

Industrials – 10.2%
70,594	3M Co.	17,164,225
125,813	Alaska Air Group, Inc.	8,702,485
39,743	AMETEK, Inc.	2,888,919
23,672	Arconic, Inc.	582,568
54,484	Boeing Co. (The)	15,081,171
48,179	Caterpillar, Inc.	6,800,466
95,171	CH Robinson Worldwide, Inc.	8,246,567
28,798	Cintas Corp.	4,533,957
57,946	CSX Corp.	3,230,489
14,196	Cummins, Inc.	2,376,410
18,415	Deere & Co.	2,759,672
20,441	Delta Air Lines, Inc.	1,081,738
23,364	Dover Corp.	2,282,896

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
44,737	Eaton Corp. PLC	$ 3,479,644
75,510	Emerson Electric Co.	4,894,558
13,557	Equifax, Inc.	1,547,125
34,374	Expeditors International of Washington, Inc.	2,226,748
130,504	Fastenal Co.	6,837,105
17,431	FedEx Corp.	4,034,579
51,165	Fortive Corp.	3,819,467
28,925	Fortune Brands Home & Security, Inc.	1,979,049
24,044	General Dynamics Corp.	4,980,955
434,181	General Electric Co.	7,941,170
52,553	Honeywell International, Inc.	8,196,166
10,763	Huntington Ingalls Industries, Inc.	2,601,094
9,744	IDEX Corp.	1,320,994
46,942	IHS Markit Ltd.*	2,094,552
40,604	Illinois Tool Works, Inc.	6,872,227
53,371	Ingersoll-Rand PLC	4,676,367
14,295	JB Hunt Transport Services, Inc.	1,588,746
41,653	Johnson Controls International PLC	1,567,819
59,981	L3 Technologies, Inc.	11,911,627
17,948	Lockheed Martin Corp.	5,727,566
58,815	Masco Corp.	2,523,752
41,267	Nielsen Holdings PLC	1,515,324
20,822	Norfolk Southern Corp.	2,886,554
22,975	Northrop Grumman Corp.	7,062,515
11,384	PACCAR, Inc.	800,637
23,543	Parker-Hannifin Corp.	4,414,077
38,182	Raytheon Co.	7,298,489
104,536	Republic Services, Inc.	6,788,568
24,288	Rockwell Automation, Inc.	4,689,527
25,196	Rockwell Collins, Inc.	3,333,683
16,738	Roper Technologies, Inc.	4,472,561
24,360	Snap-on, Inc.	4,127,315
76,447	Southwest Airlines Co.	4,638,039
25,877	Spirit AeroSystems Holdings, Inc., Class A	2,180,137
27,993	Stanley Black & Decker, Inc.	4,748,453

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
167,607	Textron, Inc.	$ 9,337,386
50,042	Union Pacific Corp.	6,330,313
15,783	United Continental Holdings, Inc.*	999,380
33,887	United Parcel Service, Inc., Class B	4,115,576
12,164	United Rentals, Inc.*	1,939,915
46,204	United Technologies Corp.	5,611,476
23,789	Verisk Analytics, Inc.*	2,293,735
85,273	Waste Management, Inc.	7,013,704
27,174	WW Grainger, Inc.	6,013,878
32,856	Xylem, Inc./NY	2,278,235

		271,442,350

Information Technology – 24.3%
98,110	Accenture PLC, Class A	14,521,261
73,628	Activision Blizzard, Inc.	4,594,387
54,044	Adobe Systems, Inc.*	9,807,365
238,584	Advanced Micro Devices, Inc.*(a)	2,598,180
42,160	Akamai Technologies, Inc.*	2,351,685
12,723	Alliance Data Systems Corp.	3,044,232
27,483	Alphabet, Inc., Class A*	28,477,060
27,676	Alphabet, Inc., Class C*	28,268,543
92,007	Amdocs Ltd.	6,007,137
64,090	Amphenol Corp., Class A	5,805,913
33,695	Analog Devices, Inc.	2,901,476
28,335	ANSYS, Inc.*	4,198,964
502,104	Apple, Inc.	86,286,572
119,247	Applied Materials, Inc.	6,292,664
37,972	Autodesk, Inc.*	4,165,528
36,178	Automatic Data Processing, Inc.	4,140,934
21,308	Broadridge Financial Solutions, Inc.	1,923,260
84,793	CA, Inc.	2,804,105
139,374	Cadence Design Systems, Inc.*	6,119,912
51,853	CDK Global, Inc.	3,582,524
51,062	CDW Corp.	3,574,851
385,714	Cisco Systems, Inc.	14,387,132

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
65,902	Citrix Systems, Inc.*	$ 5,774,992
16,069	Cognex Corp.	2,226,681
63,331	Cognizant Technology Solutions Corp., Class A	4,577,565
71,344	Corning, Inc.	2,310,832
6,267	CoStar Group, Inc.*	1,911,247
45,825	DXC Technology Co.	4,405,616
239,533	eBay, Inc.*	8,304,609
80,869	Electronic Arts, Inc.*	8,600,418
218,489	Facebook, Inc., Class A*	38,711,881
57,062	Fidelity National Information Services, Inc.	5,382,658
46,415	Fiserv, Inc.*	6,101,252
3,421	FleetCor Technologies, Inc.*	622,177
21,891	Gartner, Inc.*	2,646,403
6,155	Global Payments, Inc.	618,947
36,388	Harris Corp.	5,258,066
75,757	Hewlett Packard Enterprise Co.	1,056,810
293,358	HP, Inc.	6,292,529
26,840	IAC/InterActiveCorp*	3,415,927
521,458	Intel Corp.	23,382,177
98,561	International Business Machines Corp.	15,175,437
70,251	Intuit, Inc.	11,044,862
251,258	Juniper Networks, Inc.	6,974,922
35,147	KLA-Tencor Corp.	3,593,429
36,793	Lam Research Corp.	7,076,398
75,164	Mastercard, Inc., Class A	11,309,927
31,603	Maxim Integrated Products, Inc.	1,653,785
34,393	Microchip Technology, Inc.	2,991,847
214,231	Micron Technology, Inc.*	9,081,252
766,263	Microsoft Corp.	64,496,357
35,077	Motorola Solutions, Inc.	3,301,097
94,036	NetApp, Inc.	5,313,974
62,044	NVIDIA Corp.	12,452,851
269,816	Oracle Corp.	13,237,173
13,131	Palo Alto Networks, Inc.*	1,913,843
68,998	Paychex, Inc.	4,644,255
76,164	PayPal Holdings, Inc.*	5,767,900

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
15,148	Qorvo, Inc.*	$ 1,160,034
63,390	QUALCOMM, Inc.	4,205,293
41,013	Red Hat, Inc.*	5,198,808
49,874	salesforce.com, Inc.*	5,202,856
93,824	Seagate Technology PLC	3,617,853
19,250	ServiceNow, Inc.*	2,367,750
52,537	Skyworks Solutions, Inc.	5,502,725
50,624	Symantec Corp.	1,466,577
68,642	Synopsys, Inc.*	6,203,864
24,881	Take-Two Interactive Software, Inc.*	2,775,476
38,612	TE Connectivity Ltd.	3,646,517
154,039	Texas Instruments, Inc.	14,986,454
54,178	Total System Services, Inc.	4,028,676
63,127	Twitter, Inc.*	1,299,154
35,507	Vantiv, Inc., Class A*(a)	2,663,025
32,146	VeriSign, Inc.*	3,700,005
99,252	Visa, Inc., Class A	11,174,783
107,496	Western Digital Corp.	8,477,135
93,071	Western Union Co. (The)	1,832,568
20,984	Xilinx, Inc.	1,458,598

		648,451,932

Materials – 2.7%
11,455	Air Products & Chemicals, Inc.	1,867,623
9,498	Albemarle Corp.	1,275,771
15,723	Ball Corp.	627,505
14,580	Celanese Corp., Series A	1,563,559
36,055	Chemours Co. (The)	1,853,227
126,753	DowDuPont, Inc.	9,121,146
70,949	Eastman Chemical Co.	6,553,559
18,748	Ecolab, Inc.	2,548,228
18,280	FMC Corp.	1,725,632
367,086	Freeport-McMoRan, Inc.*	5,109,837
17,453	International Flavors & Fragrances, Inc.	2,712,894
51,240	International Paper Co.	2,900,696
10,031	LyondellBasell Industries NV, Class A	1,050,246
57,449	Monsanto Co.	6,798,515

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
115,071	Newmont Mining Corp.	$ 4,256,476
22,121	Packaging Corp. of America	2,623,551
20,160	PPG Industries, Inc.	2,355,696
16,060	Praxair, Inc.	2,471,955
37,311	Sealed Air Corp.	1,792,794
18,890	Sherwin-Williams Co. (The)	7,545,044
78,872	WestRock Co.	4,922,402

		71,676,356

Real Estate – 2.4%
14,535	Alexandria Real Estate Equities, Inc. REIT	1,846,817
36,374	American Tower Corp. REIT	5,235,310
11,340	AvalonBay Communities, Inc. REIT	2,056,282
12,707	Boston Properties, Inc. REIT	1,593,204
107,386	CBRE Group, Inc., Class A*	4,656,257
22,490	Crown Castle International Corp. REIT	2,541,370
37,441	Digital Realty Trust, Inc. REIT	4,369,365
105,754	Duke Realty Corp. REIT	2,974,860
5,826	Equinix, Inc. REIT	2,706,119
24,400	Equity Residential REIT	1,630,408
11,347	Essex Property Trust, Inc. REIT	2,802,596
8,868	Federal Realty Investment Trust REIT	1,172,438
218,750	Host Hotels & Resorts, Inc. REIT	4,329,062
57,075	Kimco Realty Corp. REIT	1,057,029
13,757	Mid-America Apartment Communities, Inc. REIT	1,409,267
64,913	Prologis, Inc. REIT	4,299,188
5,964	Public Storage REIT	1,271,048
13,915	Realty Income Corp. REIT	769,499
12,528	SBA Communications Corp. REIT*	2,126,628
11,414	Simon Property Group, Inc. REIT	1,846,214
14,014	SL Green Realty Corp. REIT	1,432,651
32,446	UDR, Inc. REIT	1,276,101

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
31,895	Ventas, Inc. REIT	$ 2,041,599
284,872	VEREIT, Inc. REIT	2,222,002
24,876	Vornado Realty Trust REIT	1,930,875
42,971	Welltower, Inc. REIT	2,898,824
23,599	Weyerhaeuser Co. REIT	834,933

		63,329,946

Telecommunication Services – 1.7%
541,080	AT&T, Inc.	19,684,490
93,885	CenturyLink, Inc.	1,369,782
70,783	T-Mobile US, Inc.*	4,322,718
377,465	Verizon Communications, Inc.	19,209,194

		44,586,184

Utilities – 3.7%
43,150	Alliant Energy Corp.	1,946,497
61,243	Ameren Corp.	3,917,102
60,072	American Electric Power Co., Inc.	4,663,389
20,047	American Water Works Co., Inc.	1,835,503
17,013	Atmos Energy Corp.	1,570,130
114,341	CenterPoint Energy, Inc.	3,431,374
68,036	CMS Energy Corp.	3,394,996
50,504	Consolidated Edison, Inc.	4,496,876
47,993	Dominion Energy, Inc.	4,037,651
37,373	DTE Energy Co.	4,319,198
59,144	Duke Energy Corp.	5,274,462
52,763	Edison International	4,288,049
52,426	Entergy Corp.	4,533,801
56,978	Eversource Energy	3,695,023
105,127	Exelon Corp.	4,384,847
141,120	FirstEnergy Corp.	4,817,837
55,835	NextEra Energy, Inc.	8,824,163
60,241	PG&E Corp.	3,267,472
33,398	Pinnacle West Capital Corp.	3,066,270
97,356	PPL Corp.	3,570,045
48,260	Public Service Enterprise Group, Inc.	2,560,676
20,404	Sempra Energy	2,468,680

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
87,672	Southern Co. (The)	$ 4,488,806
65,477	WEC Energy Group, Inc.	4,549,997
93,838	Xcel Energy, Inc.	4,842,979

		98,245,823

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,241,194,317)	$2,658,053,403

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,611,416	0.97%	$ 5,611,416
(Cost $5,611,416)

TOTAL INVESTMENTS – 99.9%
(Cost $2,246,805,733)		$2,663,664,819

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		2,694,057

NET ASSETS – 100.0%		$2,666,358,876

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2017	Shares as of November 30, 2017	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$3,705,216	$103,361,569	$97,750,145	$5,611,416	5,611,416	$15,356

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2017:

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$2,658,053,403	$—	$—
Securities Lending Reinvestment Vehicle	5,611,416	—	—
Total	$2,663,664,819	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Consumer Discretionary – 12.7%
384	1-800-Flowers.com, Inc., Class A*	$ 3,936
360	Aaron’s, Inc.	13,579
337	Abercrombie & Fitch Co., Class A	5,850
165	Acushnet Holdings Corp.	3,279
304	Adtalem Global Education, Inc.*	12,601
266	American Axle & Manufacturing Holdings, Inc.*	4,775
550	American Eagle Outfitters, Inc.	8,844
236	American Outdoor Brands Corp.*	3,311
275	American Public Education, Inc.*	7,384
89	America’s Car-Mart, Inc.*	4,134
40	Asbury Automotive Group, Inc.*	2,632
2,249	Ascena Retail Group, Inc.*	5,263
225	Ascent Capital Group, Inc., Class A*	2,709
180	AV Homes, Inc.*	3,303
14	Barnes & Noble Education, Inc.*	85
237	Barnes & Noble, Inc.	1,635
146	Bassett Furniture Industries, Inc.	5,606
296	Beazer Homes USA, Inc.*	6,263
31	Belmond Ltd., Class A (United Kingdom)*	384
372	Big 5 Sporting Goods Corp.	2,809
191	Big Lots, Inc.(a)	11,288
11	Biglari Holdings, Inc.*	3,773
137	Bloomin’ Brands, Inc.	2,941
175	Bojangles’, Inc.*	2,354
237	Boot Barn Holdings, Inc.*	3,510
287	Boyd Gaming Corp.	9,152
384	Bridgepoint Education, Inc.*	3,506
185	Brinker International, Inc.	6,795
152	Buckle, Inc. (The)(a)	3,382

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
64	Buffalo Wild Wings, Inc.*	$ 9,981
125	Build-A-Bear Workshop, Inc.*	1,025
451	Caesars Entertainment Corp.*	5,976
223	Caleres, Inc.	7,279
335	Callaway Golf Co.	4,861
132	Capella Education Co.	11,260
834	Career Education Corp.*	11,067
149	Carriage Services, Inc.	3,817
47	Carrols Restaurant Group, Inc.*	623
21	Cavco Industries, Inc.*	3,216
551	Central European Media Enterprises Ltd., Class A (Bermuda)*	2,727
439	Century Casinos, Inc.*	3,973
157	Century Communities, Inc.*	4,922
167	Cheesecake Factory, Inc. (The)	8,190
611	Chegg, Inc.*	9,293
589	Chico’s FAS, Inc.	5,195
76	Children’s Place, Inc. (The)	10,100
47	Churchill Downs, Inc.	11,045
129	Citi Trends, Inc.	3,327
251	Clarus Corp.*	1,933
156	Collectors Universe, Inc.	4,507
117	Columbia Sportswear Co.	8,226
117	Conn’s, Inc.*	3,615
191	Container Store Group, Inc. (The)*	1,089
137	Cooper Tire & Rubber Co.	5,035
79	Cooper-Standard Holdings, Inc.*	9,960
60	Core-Mark Holding Co, Inc.	1,990
32	Cracker Barrel Old Country Store, Inc.(a)	5,003
634	Crocs, Inc.*	6,930
62	CSS Industries, Inc.	1,689
42	Culp, Inc.	1,348
8	Daily Journal Corp.*(a)	1,885
389	Dana, Inc.	12,853

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
82	Dave & Buster’s Entertainment, Inc.*	$ 4,348
139	Deckers Outdoor Corp.*	10,387
181	Del Frisco’s Restaurant Group, Inc.*	2,634
280	Del Taco Restaurants, Inc.*	3,438
397	Denny’s Corp.*	5,379
50	Dillard’s, Inc., Class A(a)	3,005
143	Dorman Products, Inc.*	9,768
391	Drive Shack, Inc.	2,416
189	DSW, Inc., Class A	4,031
141	Duluth Holdings, Inc., Class B*(a)	2,678
227	El Pollo Loco Holdings, Inc.*	2,395
124	Eldorado Resorts, Inc.*(a)	3,794
149	Emerald Expositions Events, Inc.	3,330
187	Entercom Communications Corp., Class A	2,169
117	Entravision Communications Corp., Class A	825
153	Eros International PLC (India)*(a)	1,928
185	Ethan Allen Interiors, Inc.	5,439
170	EW Scripps Co. (The), Class A*	2,562
193	Fiesta Restaurant Group, Inc.*(a)	3,648
325	Finish Line, Inc. (The), Class A	3,507
133	Five Below, Inc.*	8,219
46	Flexsteel Industries, Inc.	2,392
197	Fogo De Chao, Inc.*	2,295
732	Fossil Group, Inc.*(a)	5,183
186	Fox Factory Holding Corp.*	7,254
400	Francesca’s Holdings Corp.*	2,968
273	Fred’s, Inc., Class A(a)	1,403
30	FTD Cos, Inc.*	202
145	Gaia, Inc.*	1,849
598	Gannett Co, Inc.	6,853
105	Genesco, Inc.*	3,265
106	Gentherm, Inc.*	3,816

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
93	G-III Apparel Group Ltd.*	$ 2,864
449	GoPro, Inc., Class A*(a)	3,834
177	Grand Canyon Education, Inc.*	16,808
153	Gray Television, Inc.*	2,203
176	Green Brick Partners, Inc.*	2,121
53	Group 1 Automotive, Inc.	4,295
984	Groupon, Inc.*(a)	5,550
43	Hamilton Beach Brands Holding Co., Class A	1,229
65	Hamilton Beach Brands Holding Co., Class B	1,858
175	Haverty Furniture Cos, Inc.	4,226
57	Helen of Troy Ltd.*	5,096
151	Hemisphere Media Group, Inc.*	1,691
217	Hibbett Sports, Inc.*	4,329
54	Hooker Furniture Corp.	2,700
114	Horizon Global Corp.*(a)	1,607
224	Houghton Mifflin Harcourt Co.*	2,184
56	Hovnanian Enterprises, Inc., Class A*	160
138	HSN, Inc.	5,610
87	Iconix Brand Group, Inc.*	164
274	ILG, Inc.	7,697
82	Installed Building Products, Inc.*	6,318
131	International Speedway Corp., Class A	5,404
114	iRobot Corp.*	7,823
268	J Alexander’s Holdings, Inc.*	2,720
211	J. Jill, Inc.*	1,342
101	Jack in the Box, Inc.	10,455
74	Johnson Outdoors, Inc., Class A	5,412
447	K12, Inc.*	7,393
353	KB Home	11,070
316	Kirkland’s, Inc.*	4,111
221	La Quinta Holdings, Inc.*	3,936
290	La-Z-Boy, Inc.	9,541
101	LCI Industries	13,221

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
158	Libbey, Inc.	$ 1,073
90	Liberty Media Corp. - Liberty Braves, Class A*	2,036
129	Liberty Media Corp. - Liberty Braves, Class C*	2,921
143	Liberty Tax, Inc.	1,709
181	Liberty TripAdvisor Holdings, Inc., Class A*	1,692
189	Lifetime Brands, Inc.	3,421
167	Lindblad Expeditions Holdings, Inc.*	1,713
49	Lithia Motors, Inc., Class A	5,747
39	Loral Space & Communications, Inc.*	1,821
131	Lumber Liquidators Holdings, Inc.*(a)	3,714
120	M/I Homes, Inc.*	4,345
104	Malibu Boats, Inc., Class A*	3,251
105	Marcus Corp. (The)	2,950
129	Marine Products Corp.	1,940
62	Marriott Vacations Worldwide Corp.	8,324
279	MCBC Holdings, Inc.*	6,584
197	MDC Holdings, Inc.	7,057
137	Meredith Corp.	9,337
42	Meritage Homes Corp.*	2,308
72	Monarch Casino & Resort, Inc.*	3,379
50	Monro, Inc.	2,523
71	Movado Group, Inc.	2,084
351	MSG Networks, Inc., Class A*	6,265
59	Nathan’s Famous, Inc.*	5,593
415	National CineMedia, Inc.	2,594
189	Nautilus, Inc.*	2,476
129	New Home Co., Inc. (The)*	1,487
392	New Media Investment Group, Inc.	6,805
560	New York Times Co. (The), Class A	10,528
88	Nexstar Media Group, Inc., Class A	5,975

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
166	Nutrisystem, Inc.	$ 8,425
1,552	Office Depot, Inc.	5,075
121	Ollie’s Bargain Outlet Holdings, Inc.*	5,741
99	Overstock.com, Inc.*(a)	4,663
113	Oxford Industries, Inc.	7,797
157	Papa John’s International, Inc.	9,178
365	Penn National Gaming, Inc.*	10,497
88	Perry Ellis International, Inc.*	2,153
125	PetMed Express, Inc.(a)	4,919
193	PICO Holdings, Inc.*	2,528
590	Pier 1 Imports, Inc.	2,885
333	Pinnacle Entertainment, Inc.*	10,216
174	Planet Fitness, Inc., Class A*	5,632
476	Potbelly Corp.*	6,117
127	RCI Hospitality Holdings, Inc.	4,182
152	Reading International, Inc., Class A*	2,427
181	Red Rock Resorts, Inc., Class A	5,584
401	Regis Corp.*	6,396
498	Rent-A-Center, Inc.(a)	5,598
96	RH*(a)	9,733
288	Ruth’s Hospitality Group, Inc.	6,178
32	Saga Communications, Inc., Class A	1,443
231	Salem Media Group, Inc.	1,109
232	Scholastic Corp.	9,540
196	Scientific Games Corp., Class A*	10,319
179	SeaWorld Entertainment, Inc.*	2,103
360	Sequential Brands Group, Inc.*(a)	637
181	Shiloh Industries, Inc.*	1,546
165	Shoe Carnival, Inc.	4,419
153	Shutterfly, Inc.*	6,760
269	Sinclair Broadcast Group, Inc., Class A	9,159
198	Sleep Number Corp.*(a)	6,968
102	Sonic Corp.	2,603

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
137	Sotheby’s*	$ 7,060
207	Speedway Motorsports, Inc.	3,995
72	Sportsman’s Warehouse Holdings, Inc.*(a)	363
156	Standard Motor Products, Inc.	7,053
223	Steven Madden Ltd.*	9,533
435	Stoneridge, Inc.*	9,927
105	Strayer Education, Inc.	10,419
123	Sturm Ruger & Co., Inc.(a)	6,734
15	Superior Industries International, Inc.	251
292	Tailored Brands, Inc.	4,923
268	Taylor Morrison Home Corp., Class A*	6,475
124	Tenneco, Inc.	7,367
121	Texas Roadhouse, Inc.	6,179
189	Tile Shop Holdings, Inc.	1,569
269	Tilly’s, Inc., Class A	4,439
456	Time, Inc.	8,482
120	TopBuild Corp.*	8,159
76	Tower International, Inc.	2,447
173	Townsquare Media, Inc., Class A*	1,374
332	TRI Pointe Group, Inc.*	6,016
125	tronc, Inc.*	2,214
56	Unifi, Inc.*	2,046
7	Universal Electronics, Inc.*	372
419	Vera Bradley, Inc.*	3,708
101	Vista Outdoor, Inc.*	1,455
298	Vitamin Shoppe, Inc.*	1,118
232	VOXX International Corp.*	1,566
163	Weight Watchers International, Inc.*(a)	7,183
71	Weyco Group, Inc.	2,003
122	William Lyon Homes, Class A*(a)	3,640
228	Wingstop, Inc.	8,935
45	Winmark Corp.	5,981
71	Winnebago Industries, Inc.	3,887
297	Wolverine World Wide, Inc.	8,604

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
264	World Wrestling Entertainment, Inc., Class A	$ 7,521
384	ZAGG, Inc.*	7,853
263	Zumiez, Inc.*	5,733

		1,108,141

Consumer Staples – 2.8%
53	Alico, Inc.	1,699
16	Andersons, Inc. (The)	517
59	B&G Foods, Inc.(a)	2,283
60	Bob Evans Farms, Inc.	4,682
71	Boston Beer Co, Inc. (The), Class A*	12,769
23	Calavo Growers, Inc.	1,757
44	Cal-Maine Foods, Inc.*(a)	2,189
1,809	Castle Brands, Inc.*	2,207
101	Central Garden & Pet Co.*	4,003
110	Central Garden & Pet Co., Class A*	4,243
137	Chefs’ Warehouse, Inc. (The)*	2,774
37	Coca-Cola Bottling Co. Consolidated	7,981
467	Darling Ingredients, Inc.*	8,383
781	Dean Foods Co.	8,716
109	Farmer Brothers Co.*	3,728
133	Fresh Del Monte Produce, Inc.	6,477
217	Freshpet, Inc.*(a)	4,123
467	Hostess Brands, Inc.*	6,566
482	HRG Group, Inc.*	8,363
166	Ingles Markets, Inc., Class A	4,606
46	Inter Parfums, Inc.	2,038
51	J&J Snack Foods Corp.	7,707
26	John B Sanfilippo & Son, Inc.	1,571
47	Lancaster Colony Corp.	6,264
197	Landec Corp.*	2,462
75	Limoneira Co.	1,902
165	Medifast, Inc.	11,307
37	MGP Ingredients, Inc.(a)	2,751
106	National Beverage Corp.	11,567

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
153	Natural Health Trends Corp.(a)	$ 2,746
189	Nature’s Sunshine Products, Inc.	2,429
41	Oil-Dri Corp. of America	1,849
242	Omega Protein Corp.	5,312
252	Performance Food Group Co.*	7,472
26	PriceSmart, Inc.	2,223
78	Sanderson Farms, Inc.	13,236
46	Seneca Foods Corp., Class A*	1,580
332	Snyder’s-Lance, Inc.	12,842
128	SpartanNash Co.	3,245
113	SUPERVALU, Inc.*	2,066
54	Tootsie Roll Industries, Inc.(a)	2,019
105	Turning Point Brands, Inc.	1,831
173	United Natural Foods, Inc.*	8,307
126	Universal Corp.	6,722
97	USANA Health Sciences, Inc.*	6,955
319	Vector Group Ltd.	7,174
161	Village Super Market, Inc., Class A	4,130
46	WD-40 Co.	5,492
70	Weis Markets, Inc.	2,882

		246,147

Energy – 2.3%
551	Abraxas Petroleum Corp.*	1,141
46	Adams Resources & Energy, Inc.	2,181
71	Arch Coal, Inc., Class A	5,862
479	Archrock, Inc.	4,550
618	Bill Barrett Corp.*(a)	3,615
81	Bonanza Creek Energy, Inc.*	2,249
137	Carrizo Oil & Gas, Inc.*	2,648
300	Clean Energy Fuels Corp.*	675
1,137	Cloud Peak Energy, Inc.*	4,707
201	Contango Oil & Gas Co.*	490
101	CVR Energy, Inc.(a)	3,298

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
266	Delek US Holdings, Inc.	$ 8,837
197	DHT Holdings, Inc.	762
141	Diamond Offshore Drilling, Inc.*(a)	2,262
317	Dorian LPG Ltd.*	2,289
147	Dril-Quip, Inc.*	7,049
229	Eclipse Resources Corp.*	568
1,238	Ensco PLC, Class A	6,648
245	EP Energy Corp., Class A*	439
237	Era Group, Inc.*	2,616
527	Evolution Petroleum Corp.	3,689
362	Exterran Corp.*	11,092
197	Green Plains, Inc.	3,319
284	Gulf Island Fabrication, Inc.	3,607
334	Hallador Energy Co.	2,191
248	Lilis Energy, Inc.*	1,228
66	Mammoth Energy Services, Inc.*	1,244
110	Matador Resources Co.*	3,146
318	Matrix Service Co.*	5,438
804	McDermott International, Inc.*	5,837
43	NACCO Industries, Inc., Class A	1,883
72	Natural Gas Services Group, Inc.*	1,836
1,720	Navios Maritime Acquisition Corp.	2,305
440	Newpark Resources, Inc.*	3,894
161	Oil States International, Inc.*	3,832
942	Overseas Shipholding Group, Inc., Class A*	2,751
464	Pacific Ethanol, Inc.*	2,088
62	Panhandle Oil and Gas, Inc., Class A	1,376
92	Par Pacific Holdings, Inc.*	1,910
71	PDC Energy, Inc.*	3,262
114	Peabody Energy Corp.*	3,797
326	Renewable Energy Group, Inc.*(a)	3,700
148	Resolute Energy Corp.*(a)	4,428

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
89	REX American Resources Corp.*	$ 8,147
275	RigNet, Inc.*	4,428
136	Ring Energy, Inc.*	1,928
332	Rowan Cos PLC, Class A*	4,804
48	SEACOR Holdings, Inc.*	2,297
66	SemGroup Corp., Class A(a)	1,584
128	Ship Finance International Ltd. (Norway)	1,984
394	Smart Sand, Inc.*(a)	3,140
1,445	Teekay Tankers Ltd., Class A (Bermuda)	2,298
202	Tellurian, Inc.*(a)	2,549
137	TETRA Technologies, Inc.*	551
997	Ultra Petroleum Corp.*	9,561
173	Unit Corp.*	3,700
781	Uranium Energy Corp.*	1,039
145	US Silica Holdings, Inc.	4,810
1,273	W&T Offshore, Inc.*	3,997
241	Westmoreland Coal Co.*	277
672	Willbros Group, Inc.*	887

		198,720

Financials – 21.6%
70	1st Source Corp.	3,601
233	Access National Corp.	6,862
54	ACNB Corp.	1,566
364	AG Mortgage Investment Trust, Inc. REIT	6,891
66	Allegiance Bancshares, Inc.*	2,630
25	Ambac Financial Group, Inc.*	376
295	American Equity Investment Life Holding Co.	9,360
82	American National Bankshares, Inc.	3,374
169	Ameris Bancorp	8,382
93	AMERISAFE, Inc.	6,105
58	Ames National Corp.(a)	1,743
424	AmTrust Financial Services, Inc.	4,087

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
875	Anworth Mortgage Asset Corp. REIT	$ 4,917
451	Apollo Commercial Real Estate Finance, Inc. REIT	8,411
287	Ares Commercial Real Estate Corp. REIT	3,869
121	Argo Group International Holdings Ltd.	7,411
193	Arlington Asset Investment Corp., Class A(a)	2,279
428	ARMOUR Residential REIT, Inc. REIT	10,824
138	Arrow Financial Corp.	5,078
288	Artisan Partners Asset Management, Inc., Class A	11,376
57	Associated Capital Group, Inc., Class A	1,986
106	Atlas Financial Holdings, Inc.*	2,120
263	B. Riley Financial, Inc.	4,734
105	Baldwin & Lyons, Inc., Class B	2,562
356	Banc of California, Inc.	8,028
109	BancFirst Corp.	6,191
145	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	4,257
305	BancorpSouth Bank	10,141
237	Bank Mutual Corp.	2,536
230	Bank of Commerce Holdings	2,783
37	Bank of Marin Bancorp	2,607
388	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	15,435
173	BankFinancial Corp.	2,853
86	Bankwell Financial Group, Inc.	3,035
71	Bar Harbor Bankshares	2,023
197	BCB Bancorp, Inc.	2,876
179	Bear State Financial, Inc.	1,833
135	Beneficial Bancorp, Inc.	2,288
165	Berkshire Hills Bancorp, Inc.	6,361

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
120	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	$ 1,464
157	Blue Hills Bancorp, Inc.	3,352
456	BofI Holding, Inc.*	12,604
258	Boston Private Financial Holdings, Inc.	4,218
108	Bridge Bancorp, Inc.	3,883
292	Brookline Bancorp, Inc.	4,701
110	Bryn Mawr Bank Corp.	4,856
89	BSB Bancorp, Inc.*	2,826
42	C&F Financial Corp.	2,520
119	Cadence BanCorp*	2,904
163	Camden National Corp.	7,447
133	Cannae Holdings, Inc.*	2,422
119	Capital Bank Financial Corp., Class A	4,968
161	Capital City Bank Group, Inc.	4,070
229	Capitol Federal Financial, Inc.	3,220
113	Capstar Financial Holdings, Inc.*(a)	2,479
506	Capstead Mortgage Corp. REIT	4,589
102	Carolina Financial Corp.	3,942
296	Cathay General Bancorp	12,843
261	CenterState Bank Corp.	7,081
110	Central Pacific Financial Corp.	3,542
114	Central Valley Community Bancorp	2,335
42	Century Bancorp, Inc., Class A	3,604
217	Charter Financial Corp.	4,010
149	Chemical Financial Corp.	8,402
49	Chemung Financial Corp.	2,389
245	Cherry Hill Mortgage Investment Corp. REIT	4,464
92	Citizens & Northern Corp.	2,359
119	City Holding Co.	8,475
206	Civista Bancshares, Inc.	4,668
173	Clifton Bancorp, Inc.	2,995
97	CNB Financial Corp.	2,763

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
491	CNO Financial Group, Inc.	$ 12,378
325	CoBiz Financial, Inc.	6,883
96	Codorus Valley Bancorp, Inc.	2,895
175	Cohen & Steers, Inc.	8,151
211	Columbia Banking System, Inc.	9,727
85	Commerce Union Bancshares, Inc.	2,023
114	Community Bank System, Inc.	6,313
447	Community Bankers Trust Corp.*	3,889
54	Community Financial Corp. (The)(a)	1,936
98	Community Trust Bancorp, Inc.	4,875
129	ConnectOne Bancorp, Inc.	3,502
74	County Bancorp, Inc.	2,358
249	Crawford & Co., Class B(a)	2,495
332	Customers Bancorp, Inc.*	8,997
344	CVB Financial Corp.	8,459
478	CYS Investments, Inc. REIT	3,867
29	Diamond Hill Investment Group, Inc.	6,121
118	Dime Community Bancshares, Inc.	2,602
57	DNB Financial Corp.	1,992
145	Donegal Group, Inc., Class A	2,568
306	Donnelley Financial Solutions, Inc.*	6,242
960	Dynex Capital, Inc. REIT	6,874
133	Eagle Bancorp, Inc.*	8,798
86	eHealth, Inc.*	1,973
120	Elevate Credit, Inc.*(a)	900
173	Ellington Residential Mortgage REIT	2,223
89	EMC Insurance Group, Inc.	2,761
214	Employers Holdings, Inc.	10,486
91	Encore Capital Group, Inc.*(a)	4,168
239	Enova International, Inc.*	3,549
42	Enstar Group Ltd. (Bermuda)*	9,309

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
131	Entegra Financial Corp.*	$ 3,799
43	Enterprise Bancorp, Inc.	1,606
108	Enterprise Financial Services Corp.	4,887
72	Equity Bancshares, Inc., Class A*	2,489
133	ESSA Bancorp, Inc.	2,120
76	Evans Bancorp, Inc.	3,386
223	Evercore, Inc., Class A	19,368
85	Farmers & Merchants Bancorp, Inc.(a)	3,457
70	Farmers Capital Bank Corp.	2,884
167	Farmers National Banc Corp.	2,530
94	FB Financial Corp.*	3,990
38	FBL Financial Group, Inc., Class A	2,865
209	FCB Financial Holdings, Inc., Class A*	11,046
161	Federal Agricultural Mortgage Corp., Class C	11,954
132	Fidelity & Guaranty Life	4,105
299	Fidelity Southern Corp.	6,593
108	Financial Engines, Inc.	3,013
162	Financial Institutions, Inc.	5,354
113	First Bancorp, Inc.	3,501
829	First BanCorp/Puerto Rico (Puerto Rico)*	4,128
153	First Bancorp/Southern Pines NC	5,799
81	First Bancshares, Inc. (The)	2,673
225	First Busey Corp.	7,162
121	First Business Financial Services, Inc.	2,828
29	First Citizens BancShares, Inc., Class A	12,368
418	First Commonwealth Financial Corp.	6,312
78	First Community Bancshares, Inc.	2,340
117	First Connecticut Bancorp, Inc.	3,106

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
65	First Defiance Financial Corp.	$ 3,531
328	First Financial Bancorp	9,299
218	First Financial Bankshares, Inc.	10,344
78	First Financial Corp.	3,760
130	First Financial Northwest, Inc.	2,203
212	First Foundation, Inc.*	4,043
81	First Guaranty Bancshares, Inc.	2,267
95	First Internet Bancorp	3,786
118	First Interstate BancSystem, Inc., Class A	4,685
171	First Merchants Corp.	7,490
89	First Mid-Illinois Bancshares, Inc.	3,584
258	First Midwest Bancorp, Inc.	6,442
173	First Northwest Bancorp*	3,097
137	First of Long Island Corp. (The)	4,131
86	FirstCash, Inc.	5,796
217	Flagstar Bancorp, Inc.*	8,248
287	Flushing Financial Corp.	8,116
110	FNB Bancorp	4,001
94	Franklin Financial Network, Inc.*	3,285
547	Fulton Financial Corp.	10,393
279	GAIN Capital Holdings, Inc.	2,106
47	GAMCO Investors, Inc., Class A	1,375
193	German American Bancorp, Inc.	7,259
280	Glacier Bancorp, Inc.	11,214
62	Global Indemnity Ltd. (Cayman Islands)*	2,686
246	Great Ajax Corp. REIT	3,520
106	Great Southern Bancorp, Inc.	5,729
181	Great Western Bancorp, Inc.	7,479
120	Green Bancorp, Inc.*	2,688
145	Green Dot Corp., Class A*	8,961
218	Greenhill & Co., Inc.	4,425

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
85	Greenlight Capital Re Ltd., Class A*	$ 1,883
142	Guaranty Bancorp	4,125
136	Hallmark Financial Services, Inc.*	1,519
94	Hamilton Lane, Inc., Class A	3,240
265	Hancock Holding Co.	13,608
157	Hanmi Financial Corp.	4,985
142	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	3,375
158	HarborOne Bancorp, Inc.*	3,062
117	HCI Group, Inc.	3,518
195	Health Insurance Innovations, Inc., Class A*(a)	4,553
157	Heartland Financial USA, Inc.	7,928
346	Heritage Commerce Corp.	5,616
160	Heritage Financial Corp.	5,208
77	Heritage Insurance Holdings, Inc.(a)	1,384
290	Hilltop Holdings, Inc.	7,212
23	Hingham Institution for Savings	5,249
72	Home Bancorp, Inc.	3,082
643	Home BancShares, Inc.	15,303
177	HomeStreet, Inc.*	5,399
113	HomeTrust Bancshares, Inc.*	3,051
328	Hope Bancorp, Inc.	6,140
117	Horace Mann Educators Corp.	5,464
119	Horizon Bancorp	3,273
121	Houlihan Lokey, Inc.	5,401
116	Howard Bancorp, Inc.*	2,552
155	IBERIABANK Corp.	12,051
221	Impac Mortgage Holdings, Inc.*	2,595
70	Independent Bank Corp.	5,089
203	Independent Bank Corp.	4,547
54	Independent Bank Group, Inc.	3,721
45	Infinity Property & Casualty Corp.	4,851

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
161	International Bancshares Corp.	$ 6,641
117	INTL. FCStone, Inc.*	5,134
841	Invesco Mortgage Capital, Inc. REIT	14,852
120	Investar Holding Corp.(a)	2,814
84	Investment Technology Group, Inc.	1,511
750	Investors Bancorp, Inc.	10,703
22	Investors Title Co.	4,422
136	James River Group Holdings Ltd.	5,505
156	Kearny Financial Corp.	2,309
50	Kemper Corp.	3,450
189	Kingstone Cos, Inc.	3,676
110	Kinsale Capital Group, Inc.	4,905
153	KKR Real Estate Finance Trust, Inc.	3,137
321	Ladder Capital Corp. REIT	4,382
229	Lakeland Bancorp, Inc.	4,786
170	Lakeland Financial Corp.	8,616
80	LCNB Corp.	1,680
205	LegacyTexas Financial Group, Inc.	8,583
42	LendingTree, Inc.*	12,682
124	Live Oak Bancshares, Inc.	3,193
387	Macatawa Bank Corp.	3,940
123	MainSource Financial Group, Inc.	4,865
133	Malvern Bancorp, Inc.*	3,584
200	MB Financial, Inc.	9,310
183	MBIA, Inc.*(a)	1,541
312	MBT Financial Corp.	3,401
105	Mercantile Bank Corp.	3,897
181	Meridian Bancorp, Inc.	3,647
87	Meta Financial Group, Inc.	8,174
39	Middlefield Banc Corp.(a)	1,763
169	Midland States Bancorp, Inc.	5,619
185	MidSouth Bancorp, Inc.	2,535
87	MidWestOne Financial Group, Inc.	3,164

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
172	Moelis & Co., Class A	$ 8,239
304	MTGE Investment Corp. REIT	5,639
50	MutualFirst Financial, Inc.	1,898
123	National Bank Holdings Corp., Class A	4,173
36	National Bankshares, Inc.	1,667
69	National Commerce Corp.*	2,860
185	National General Holdings Corp.	3,909
15	National Western Life Group, Inc., Class A	5,302
280	Nationstar Mortgage Holdings, Inc.*	5,060
69	Navigators Group, Inc. (The)	3,554
145	NBT Bancorp, Inc.	5,632
98	Nelnet, Inc., Class A	5,250
729	New York Mortgage Trust, Inc. REIT	4,666
153	NewStar Financial, Inc.	1,805
91	NI Holdings, Inc.*	1,598
69	Nicolet Bankshares, Inc.*	3,999
882	NMI Holdings, Inc., Class A*	15,038
151	Northeast Bancorp	3,722
117	Northfield Bancorp, Inc.	2,076
93	Northrim BanCorp, Inc.	3,483
152	Northwest Bancshares, Inc.	2,573
89	Norwood Financial Corp.	2,690
228	OceanFirst Financial Corp.	6,327
583	Ocwen Financial Corp.*(a)	1,860
315	OFG Bancorp (Puerto Rico)	3,087
85	Ohio Valley Banc Corp.(a)	3,375
114	Old Line Bancshares, Inc.	3,445
532	Old National Bancorp	9,709
75	Old Point Financial Corp.	2,150
221	Old Second Bancorp, Inc.	2,972
479	OM Asset Management PLC	7,856
89	Oppenheimer Holdings, Inc., Class A	2,399
318	Orchid Island Capital, Inc. REIT	3,015

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
294	Oritani Financial Corp.	$ 5,072
137	Owens Realty Mortgage, Inc. REIT	2,219
201	Pacific Mercantile Bancorp*	1,930
102	Pacific Premier Bancorp, Inc.*	4,039
54	Paragon Commercial Corp.*(a)	3,092
74	Park National Corp.	8,315
323	Park Sterling Corp.	4,157
119	Parke Bancorp, Inc.	2,487
130	PCSB Financial Corp.*	2,565
143	Peapack Gladstone Financial Corp.	5,038
62	Penns Woods Bancorp, Inc.	3,083
332	PennyMac Financial Services, Inc., Class A*	7,022
383	PennyMac Mortgage Investment Trust REIT	5,998
88	Peoples Bancorp of North Carolina, Inc.	3,092
153	Peoples Bancorp, Inc.	5,181
74	Peoples Financial Services Corp.	3,628
141	People’s Utah Bancorp	4,442
50	Piper Jaffray Cos	3,928
81	PJT Partners, Inc., Class A	3,445
151	PRA Group, Inc.*	5,255
152	Preferred Bank	9,515
153	Premier Financial Bancorp, Inc.	3,055
225	Primerica, Inc.	23,400
96	Provident Financial Holdings, Inc.	1,849
249	Provident Financial Services, Inc.	6,808
165	Prudential Bancorp, Inc.(a)	3,054
352	Pzena Investment Management, Inc., Class A	3,935
105	QCR Holdings, Inc.	4,767
1,042	Radian Group, Inc.	21,351
424	Redwood Trust, Inc. REIT	6,368

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
125	Regional Management Corp.*	$ 3,084
141	Renasant Corp.	6,069
113	Republic Bancorp, Inc., Class A	4,809
189	Republic First Bancorp, Inc.*	1,786
400	Riverview Bancorp, Inc.	3,688
103	RLI Corp.	6,152
153	S&T Bancorp, Inc.	6,389
144	Safeguard Scientifics, Inc.*	1,786
67	Safety Insurance Group, Inc.	5,517
147	Sandy Spring Bancorp, Inc.	5,790
161	Seacoast Banking Corp. of Florida*	4,191
253	Selective Insurance Group, Inc.	15,484
309	ServisFirst Bancshares, Inc.	12,975
174	Shore Bancshares, Inc.	3,031
175	SI Financial Group, Inc.	2,643
133	Sierra Bancorp	3,719
136	Simmons First National Corp., Class A	7,874
89	SmartFinancial, Inc.*	1,978
58	South State Corp.	5,339
114	Southern First Bancshares, Inc.*	4,891
122	Southern Missouri Bancorp, Inc.	4,909
174	Southern National Bancorp of Virginia, Inc.	2,970
97	Southside Bancshares, Inc.	3,511
66	State Auto Financial Corp.	1,842
125	State Bank Financial Corp.	3,805
529	Sterling Bancorp	13,410
126	Stewart Information Services Corp.	5,082
164	Stifel Financial Corp.	9,223
189	Stock Yards Bancorp, Inc.	7,522
75	Summit Financial Group, Inc.	2,015
224	Sun Bancorp, Inc.	5,723
97	Sunshine Bancorp, Inc.*	2,326

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
212	Sutherland Asset Management Corp. REIT	$ 3,350
117	Territorial Bancorp, Inc.	3,738
157	Texas Capital Bancshares, Inc.*	14,185
502	Third Point Reinsurance Ltd. (Bermuda)*	8,509
129	Timberland Bancorp, Inc.	3,705
58	Tompkins Financial Corp.	5,136
161	Towne Bank/Portsmouth VA	5,394
109	TriCo Bancshares	4,581
149	TriState Capital Holdings, Inc.*	3,606
157	Triumph Bancorp, Inc.*	5,220
88	Trupanion, Inc.*	2,621
429	TrustCo Bank Corp.	4,011
237	Trustmark Corp.	8,044
149	Two River Bancorp	2,725
139	UMB Financial Corp.	10,447
524	Umpqua Holdings Corp.	11,586
160	Union Bankshares Corp.	6,030
93	United Bankshares, Inc.	3,492
225	United Community Banks, Inc.	6,467
229	United Community Financial Corp.	2,242
284	United Financial Bancorp, Inc.	5,294
62	United Fire Group, Inc.	2,980
165	United Security Bancshares	1,617
161	Unity Bancorp, Inc.	3,341
403	Universal Insurance Holdings, Inc.	10,639
128	Univest Corp. of Pennsylvania	3,597
915	Valley National Bancorp	10,889
93	Veritex Holdings, Inc.*	2,587
168	Virtu Financial, Inc., Class A	2,738
22	Virtus Investment Partners, Inc.	2,641
352	Waddell & Reed Financial, Inc., Class A	7,146

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
296	Walker & Dunlop, Inc.*	$ 14,587
331	Washington Federal, Inc.	11,519
125	Washington Trust Bancorp, Inc.	7,106
86	WashingtonFirst Bankshares, Inc.	2,937
231	Waterstone Financial, Inc.	4,366
161	WesBanco, Inc.	6,773
201	West Bancorporation, Inc.	5,377
70	Westamerica Bancorporation(a)	4,328
324	Western Asset Mortgage Capital Corp. REIT	3,250
289	Western New England Bancorp, Inc.	3,092
43	Westwood Holdings Group, Inc.	2,939
201	Wintrust Financial Corp.	16,854
177	WisdomTree Investments, Inc.	2,036
1,238	WMIH Corp.*	1,038
54	World Acceptance Corp.*(a)	4,481
105	WSFS Financial Corp.	5,313
106	Xenith Bankshares, Inc.*	3,726

		1,885,442

Health Care – 12.5%
70	Abaxis, Inc.	3,412
215	Abeona Therapeutics, Inc.*(a)	3,719
302	Aceto Corp.	3,204
63	Aclaris Therapeutics, Inc.*	1,494
322	Acorda Therapeutics, Inc.*	6,537
103	Addus HomeCare Corp.*	3,430
49	Aerie Pharmaceuticals, Inc.*	3,148
92	Aimmune Therapeutics, Inc.*	3,514
223	Akebia Therapeutics, Inc.*	3,470
623	Allscripts Healthcare Solutions, Inc.*	8,909
104	Almost Family, Inc.*	6,178
503	AMAG Pharmaceuticals, Inc.*	7,017
207	Amedisys, Inc.*	11,178

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
155	American Renal Associates Holdings, Inc.*(a)	$ 2,244
181	Amicus Therapeutics, Inc.*	2,520
247	AMN Healthcare Services, Inc.*	12,399
228	Amphastar Pharmaceuticals, Inc.*	4,467
76	Analogic Corp.	6,293
217	Anavex Life Sciences Corp.*(a)	825
344	AngioDynamics, Inc.*	5,910
54	ANI Pharmaceuticals, Inc.*	3,840
34	Anika Therapeutics, Inc.*	1,874
641	Antares Pharma, Inc.*	1,186
1,201	Array BioPharma, Inc.*	13,511
87	Assembly Biosciences, Inc.*	4,342
158	AtriCure, Inc.*	2,923
6	Atrion Corp.	4,048
34	Avexis, Inc.*	3,224
125	AxoGen, Inc.*	3,337
76	Axovant Sciences Ltd.*	420
48	BioCryst Pharmaceuticals, Inc.*	244
643	BioScrip, Inc.*	1,685
26	BioSpecifics Technologies Corp.*	1,167
244	BioTelemetry, Inc.*	7,076
66	Bluebird Bio, Inc.*	11,405
74	Blueprint Medicines Corp.*	5,554
117	Calithera Biosciences, Inc.*	1,228
113	Cambrex Corp.*	5,520
86	Cantel Medical Corp.	9,157
1	Capital Senior Living Corp.*	16
290	Cardiovascular Systems, Inc.*	7,267
405	Castlight Health, Inc., Class B*(a)	1,579
394	Catalent, Inc.*	15,677
682	Catalyst Pharmaceuticals, Inc.*	2,933
78	Chemed Corp.	19,183
508	ChemoCentryx, Inc.*	3,302

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
214	Civitas Solutions, Inc.*	$ 4,162
161	Clearside Biomedical, Inc.*(a)	1,146
62	Clovis Oncology, Inc.*	3,898
678	Community Health Systems, Inc.*(a)	3,085
532	Conatus Pharmaceuticals, Inc.*(a)	2,208
93	CONMED Corp.	4,975
128	Corbus Pharmaceuticals Holdings, Inc.*	986
1,221	Corcept Therapeutics, Inc.*	21,905
217	Corium International, Inc.*	2,554
62	CorVel Corp.*	3,425
145	Corvus Pharmaceuticals, Inc.*	1,625
82	Cotiviti Holdings, Inc.*	2,680
563	Cross Country Healthcare, Inc.*	7,696
104	CryoLife, Inc.*	2,116
275	Cutera, Inc.*	11,289
199	Cytokinetics, Inc.*	1,711
115	CytomX Therapeutics, Inc.*	2,380
761	Depomed, Inc.*	5,220
241	Diplomat Pharmacy, Inc.*	4,314
172	Eagle Pharmaceuticals, Inc.*	10,158
97	Editas Medicine, Inc.*	2,800
211	Emergent BioSolutions, Inc.*	9,269
47	Enanta Pharmaceuticals, Inc.*	2,334
141	Ensign Group, Inc. (The)	3,422
197	Entellus Medical, Inc.*	3,355
857	Enzo Biochem, Inc.*	8,407
124	Epizyme, Inc.*(a)	1,488
47	Esperion Therapeutics, Inc.*	2,891
170	Exact Sciences Corp.*	10,112
156	Exactech, Inc.*	6,544
539	Fate Therapeutics, Inc.*	2,372
68	FibroGen, Inc.*	3,230
98	FONAR Corp.*	2,435
164	Foundation Medicine, Inc.*	8,725
109	GenMark Diagnostics, Inc.*	485

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
386	Genomic Health, Inc.*	$ 11,692
201	Glaukos Corp.*	5,381
62	Global Blood Therapeutics, Inc.*	2,446
288	Globus Medical, Inc., Class A*	10,947
205	Haemonetics Corp.*	11,849
199	Halyard Health, Inc.*	9,659
113	HealthEquity, Inc.*	5,861
318	HealthSouth Corp.	15,884
16	HealthStream, Inc.*	380
82	Heska Corp.*	7,038
209	HMS Holdings Corp.*	3,455
860	Horizon Pharma PLC*	12,367
38	ICU Medical, Inc.*	8,109
332	ImmunoGen, Inc.*	2,108
285	Immunomedics, Inc.*(a)	3,095
192	Impax Laboratories, Inc.*	3,197
249	INC Research Holdings, Inc., Class A*	9,537
392	Innoviva, Inc.*	5,143
78	Inogen, Inc.*	10,042
125	Inovalon Holdings, Inc., Class A*	1,988
51	Insmed, Inc.*	1,591
198	Insulet Corp.*	14,203
500	Insys Therapeutics, Inc.*(a)	2,650
149	Integer Holdings Corp.*	7,219
158	Integra LifeSciences Holdings Corp.*	7,682
133	Intellia Therapeutics, Inc.*(a)	2,995
366	Intersect ENT, Inc.*	11,181
41	iRhythm Technologies, Inc.*	2,275
249	Ironwood Pharmaceuticals, Inc.*	4,300
138	Jounce Therapeutics, Inc.*(a)	2,175
147	K2M Group Holdings, Inc.*	2,890
271	Keryx Biopharmaceuticals, Inc.*(a)	1,298
233	Kindred Biosciences, Inc.*	1,782
459	Kindred Healthcare, Inc.	3,374

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
226	Kura Oncology, Inc.*	$ 3,627
427	Lannett Co., Inc.*(a)	11,294
473	Lantheus Holdings, Inc.*	10,595
201	LeMaitre Vascular, Inc.	6,619
140	LHC Group, Inc.*	9,208
27	Ligand Pharmaceuticals, Inc.*	3,560
170	LivaNova PLC*	14,821
33	Loxo Oncology, Inc.*	2,533
535	Luminex Corp.	11,428
75	Magellan Health, Inc.*	6,338
216	Masimo Corp.*	19,189
511	Matinas BioPharma Holdings, Inc.*	721
58	Medicines Co. (The)*(a)	1,682
169	Medidata Solutions, Inc.*	11,262
153	Medpace Holdings, Inc.*	5,096
193	Meridian Bioscience, Inc.	2,905
148	Merit Medical Systems, Inc.*	6,431
1,032	MiMedx Group, Inc.*(a)	11,940
182	Molina Healthcare, Inc.*	14,240
214	Momenta Pharmaceuticals, Inc.*	2,953
82	MyoKardia, Inc.*	3,014
603	Myriad Genetics, Inc.*	20,882
368	NanoString Technologies, Inc.*	2,815
376	Natera, Inc.*	3,658
42	National HealthCare Corp.	2,787
154	National Research Corp., Class A	5,228
98	Natus Medical, Inc.*	3,925
59	Neogen Corp.*	4,950
345	NeoGenomics, Inc.*(a)	3,188
46	Nevro Corp.*	3,442
141	Novelion Therapeutics, Inc. (Canada)*	537
181	NuVasive, Inc.*	10,442
269	NxStage Medical, Inc.*	6,911
432	Nymox Pharmaceutical Corp. (Canada)*	1,629

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
101	Omnicell, Inc.*	$ 5,292
153	OraSure Technologies, Inc.*	2,532
187	Orthofix International NV*	10,139
261	Owens & Minor, Inc.	4,996
132	Oxford Immunotec Global PLC*	1,965
513	Pacific Biosciences of California, Inc.*	1,636
85	Pacira Pharmaceuticals, Inc.*	3,927
67	Paratek Pharmaceuticals, Inc.*	1,263
3,281	PDL BioPharma, Inc.*	9,548
82	Penumbra, Inc.*	8,635
122	PharMerica Corp.*	3,569
355	Phibro Animal Health Corp., Class A	12,319
362	Pieris Pharmaceuticals, Inc.*	2,237
65	Portola Pharmaceuticals, Inc.*	3,299
144	PRA Health Sciences, Inc.*	11,861
197	Prestige Brands Holdings, Inc.*	8,904
38	Prothena Corp. PLC (Ireland)*(a)	1,767
49	Providence Service Corp. (The)*	2,966
94	PTC Therapeutics, Inc.*(a)	1,499
37	Puma Biotechnology, Inc.*	3,918
610	Quality Systems, Inc.*	8,802
78	Quidel Corp.*	2,963
327	R1 RCM, Inc.*	1,269
646	RadNet, Inc.*	6,783
10	Reata Pharmaceuticals, Inc., Class A*	254
85	REGENXBIO, Inc.*	2,389
93	Repligen Corp.*	3,297
231	RTI Surgical, Inc.*	1,109
51	Sage Therapeutics, Inc.*	4,713
205	Sangamo Therapeutics, Inc.*	3,321
311	Select Medical Holdings Corp.*	5,489
228	Simulations Plus, Inc.	3,545

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
650	STAAR Surgical Co.*	$ 11,278
199	Stemline Therapeutics, Inc.*	3,065
370	Strongbridge Biopharma PLC*(a)	2,479
503	Sucampo Pharmaceuticals, Inc., Class A*(a)	6,388
388	Supernus Pharmaceuticals, Inc.*	14,666
30	Surgery Partners, Inc.*(a)	282
87	Surmodics, Inc.*	2,880
190	Tactile Systems Technology, Inc.*(a)	5,668
97	Teladoc, Inc.*(a)	3,599
50	Teligent, Inc.*(a)	201
77	Tivity Health, Inc.*	2,834
396	Triple-S Management Corp., Class B (Puerto Rico)*	11,254
50	US Physical Therapy, Inc.	3,653
22	Utah Medical Products, Inc.	1,796
629	Vanda Pharmaceuticals, Inc.*	8,837
88	Varex Imaging Corp.*	3,262
492	Veracyte, Inc.*	3,336
97	Versartis, Inc.*	189
98	ViewRay, Inc.*(a)	944
152	Viveve Medical, Inc.*(a)	762
214	Vocera Communications, Inc.*	6,270
231	Wright Medical Group NV*	5,616
268	Xencor, Inc.*	5,818
110	Zogenix, Inc.*(a)	4,274

		1,088,168

Industrials – 14.3%
268	AAON, Inc.	9,769
107	AAR Corp.	4,449
136	ABM Industries, Inc.	5,821
475	Acacia Research Corp.*	1,995
321	ACCO Brands Corp.*	4,221
151	Actuant Corp., Class A	3,986
89	Advanced Disposal Services, Inc.*	2,076

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
159	Advanced Drainage Systems, Inc.	$ 3,768
121	Aegion Corp.*	3,343
233	Aerojet Rocketdyne Holdings, Inc.*	7,337
52	Aerovironment, Inc.*	2,370
133	Air Transport Services Group, Inc.*	3,225
66	Alamo Group, Inc.	7,785
42	Albany International Corp., Class A	2,717
42	Allegiant Travel Co.	6,384
137	Allied Motion Technologies, Inc.	4,372
93	Altra Industrial Motion Corp.	4,520
15	American Railcar Industries, Inc.	608
99	American Woodmark Corp.*	9,860
169	Apogee Enterprises, Inc.	8,455
253	Applied Industrial Technologies, Inc.	16,179
483	ARC Document Solutions, Inc.*	1,333
205	ArcBest Corp.	7,759
84	Argan, Inc.	4,956
25	Armstrong Flooring, Inc.*	438
45	Astec Industries, Inc.	2,492
9	Astronics Corp.*	373
260	Atkore International Group, Inc.*	5,533
31	Atlas Air Worldwide Holdings, Inc.*	1,790
194	Avis Budget Group, Inc.*	7,391
416	Axon Enterprise, Inc.*	10,350
37	AZZ, Inc.	1,780
183	Barnes Group, Inc.	12,127
66	Barrett Business Services, Inc.	4,380
231	Beacon Roofing Supply, Inc.*	14,802
144	BG Staffing, Inc.	2,257
151	Blue Bird Corp.*	2,945
504	BMC Stock Holdings, Inc.*	11,642

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
264	Brady Corp., Class A	$ 10,322
105	Briggs & Stratton Corp.	2,615
126	Brink’s Co. (The)	10,187
556	Builders FirstSource, Inc.*	11,342
157	Caesarstone Ltd. (Israel)*	3,909
68	CAI International, Inc.*	2,329
207	Casella Waste Systems, Inc., Class A*	4,413
406	CBIZ, Inc.*	5,989
234	CECO Environmental Corp.	1,266
148	Chart Industries, Inc.*	7,205
1	CIRCOR International, Inc.	48
155	Columbus McKinnon Corp.	6,191
253	Comfort Systems USA, Inc.	10,866
333	Commercial Vehicle Group, Inc.*	3,710
149	Continental Building Products, Inc.*	4,157
483	Costamare, Inc. (Monaco)	2,777
157	Covanta Holding Corp.(a)	2,386
109	CRA International, Inc.	4,927
62	CSW Industrials, Inc.*	2,982
82	Cubic Corp.	5,080
98	Curtiss-Wright Corp.	12,172
209	Deluxe Corp.	14,860
105	Douglas Dynamics, Inc.	4,279
89	Ducommun, Inc.*	2,489
249	DXP Enterprises, Inc.*	6,922
105	Dycom Industries, Inc.*	11,274
117	Eastern Co. (The)	3,370
423	Echo Global Logistics, Inc.*	11,421
225	EMCOR Group, Inc.	18,173
75	Encore Wire Corp.	3,495
144	EnerSys	9,949
61	Engility Holdings, Inc.*	1,781
97	Ennis, Inc.	2,052
58	EnPro Industries, Inc.	5,009
65	EnviroStar, Inc.(a)	1,827
110	ESCO Technologies, Inc.	7,189
173	Essendant, Inc.	1,628

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
88	Esterline Technologies Corp.*	$ 6,235
41	Exponent, Inc.	3,096
125	Federal Signal Corp.	2,688
93	Forrester Research, Inc.	4,320
193	Forward Air Corp.	10,982
202	Franklin Covey Co.*	4,060
81	Franklin Electric Co, Inc.	3,750
145	FreightCar America, Inc.	2,432
146	FTI Consulting, Inc.*	6,279
85	GATX Corp.	5,368
106	Gencor Industries, Inc.*	1,908
135	Generac Holdings, Inc.*	6,638
106	Gibraltar Industries, Inc.*	3,487
85	Global Brass & Copper Holdings, Inc.	2,941
313	GMS, Inc.*	11,678
61	Gorman-Rupp Co. (The)	2,009
62	GP Strategies Corp.*	1,426
81	Graham Corp.	1,607
33	Granite Construction, Inc.	2,190
125	Greenbrier Cos, Inc. (The)(a)	6,250
156	H&E Equipment Services, Inc.	5,802
153	Hardinge, Inc.	2,610
249	Harsco Corp.*	4,494
260	Hawaiian Holdings, Inc.	11,219
286	HC2 Holdings, Inc.*	1,562
225	Healthcare Services Group, Inc.	11,684
97	Heartland Express, Inc.	2,215
56	Heidrick & Struggles International, Inc.	1,400
128	Heritage-Crystal Clean, Inc.*	2,451
344	Herman Miller, Inc.	12,298
215	Hillenbrand, Inc.	9,793
205	HNI Corp.	7,175
167	Hub Group, Inc., Class A*	7,983
192	Hudson Technologies, Inc.*	1,102
90	Hurco Cos, Inc.	4,014

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
93	Huron Consulting Group, Inc.*	$ 3,804
496	Huttig Building Products, Inc.*	3,383
34	Hyster-Yale Materials Handling, Inc.	2,884
121	ICF International, Inc.*	6,540
181	IES Holdings, Inc.*	3,213
343	InnerWorkings, Inc.*	3,722
84	Insperity, Inc.	9,904
328	Interface, Inc.	8,184
47	JELD-WEN Holding, Inc.*	1,838
113	John Bean Technologies Corp.	13,532
82	Kadant, Inc.	8,389
136	Kaman Corp.	8,114
186	KBR, Inc.	3,488
213	Kelly Services, Inc., Class A	6,209
199	Kennametal, Inc.	9,277
356	Kforce, Inc.	9,256
601	Kimball International, Inc., Class B	11,143
188	KLX, Inc.*	10,549
316	Knight-Swift Transportation Holdings, Inc., Class A	13,487
205	Knoll, Inc.	4,463
137	Korn/Ferry International	6,006
193	Kratos Defense & Security Solutions, Inc.*	2,013
133	Lawson Products, Inc.*	3,425
173	LB Foster Co., Class A*	3,996
32	Lindsay Corp.	3,003
181	LSC Communications, Inc.	2,961
142	LSI Industries, Inc.	993
62	Lydall, Inc.*	3,413
97	Marten Transport Ltd.	1,955
62	Masonite International Corp.*	4,566
209	MasTec, Inc.*	9,374
82	Matthews International Corp., Class A	4,645
48	McGrath RentCorp	2,294

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
112	Mercury Systems, Inc.*	$ 5,845
302	Meritor, Inc.*	7,544
58	Miller Industries, Inc.	1,618
133	Mistras Group, Inc.*	3,052
56	Mobile Mini, Inc.	2,010
85	Moog, Inc., Class A*	7,149
310	MRC Global, Inc.*	4,870
128	MSA Safety, Inc.	11,008
70	Mueller Industries, Inc.	2,548
155	Mueller Water Products, Inc., Class A	1,936
46	Multi-Color Corp.	3,519
72	MYR Group, Inc.*	2,560
30	National Presto Industries, Inc.(a)	3,111
190	Navigant Consulting, Inc.*	3,646
70	Navistar International Corp.*	2,850
367	NCI Building Systems, Inc.*	6,129
395	Nexeo Solutions, Inc.*	3,132
77	NN, Inc.	2,152
103	Northwest Pipe Co.*	1,878
259	NOW, Inc.*	2,673
150	NV5 Global, Inc.*	8,318
61	Omega Flex, Inc.	3,939
229	On Assignment, Inc.*	14,647
416	Orion Group Holdings, Inc.*	3,232
60	Park-Ohio Holdings Corp.	2,790
59	Patrick Industries, Inc.*	5,971
392	PGT Innovations, Inc.*	6,409
219	Ply Gem Holdings, Inc.*	3,898
101	Powell Industries, Inc.	2,835
64	Preformed Line Products Co.	5,343
145	Primoris Services Corp.	4,059
109	Proto Labs, Inc.*	10,486
114	Quad/Graphics, Inc.	2,566
145	Quanex Building Products Corp.	3,176
779	Radiant Logistics, Inc.*	3,747
101	Raven Industries, Inc.	3,858
54	RBC Bearings, Inc.*	7,206
476	Resources Connection, Inc.	7,640

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
251	Revolution Lighting Technologies, Inc.*(a)	$ 1,135
245	Rexnord Corp.*	6,105
483	Roadrunner Transportation Systems, Inc.*	4,134
322	RPX Corp.	4,247
185	Rush Enterprises, Inc., Class A*	9,011
110	Rush Enterprises, Inc., Class B*	5,059
728	Safe Bulkers, Inc. (Greece)*	2,308
69	Saia, Inc.*	4,540
259	Scorpio Bulkers, Inc.	1,865
172	Simpson Manufacturing Co., Inc.	10,315
237	SiteOne Landscape Supply, Inc.*	17,723
101	SkyWest, Inc.	5,257
140	SP Plus Corp.*	5,488
193	Spartan Motors, Inc.	3,078
157	Sparton Corp.*	3,642
101	SPX Corp.*	3,221
101	SPX FLOW, Inc.*	4,522
18	Standex International Corp.	1,926
508	Steelcase, Inc., Class A	7,722
267	Sterling Construction Co., Inc.*	4,579
58	Sun Hydraulics Corp.	3,518
160	Tennant Co.	10,528
220	Tetra Tech, Inc.	11,000
47	Thermon Group Holdings, Inc.*	1,093
16	Titan International, Inc.	192
196	Titan Machinery, Inc.*(a)	3,724
93	TPI Composites, Inc.*	1,761
213	Trex Co., Inc.*	25,083
181	TriMas Corp.*	4,688
137	TriNet Group, Inc.*	6,132
69	Triton International Ltd. (Bermuda)*	2,730
120	Triumph Group, Inc.	3,708
427	TrueBlue, Inc.*	12,148

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
112	Tutor Perini Corp.*	$ 2,822
177	Twin Disc, Inc.*	4,974
54	UniFirst Corp.	8,829
246	Universal Forest Products, Inc.	9,633
11	US Ecology, Inc.	566
129	Vectrus, Inc.*	4,158
211	Veritiv Corp.*	5,750
102	Viad Corp.	5,875
333	Vicor Corp.*	7,509
50	VSE Corp.	2,389
300	Wabash National Corp.	6,045
45	WageWorks, Inc.*	2,887
124	Watts Water Technologies, Inc., Class A	9,226
120	Werner Enterprises, Inc.	4,584
313	Wesco Aircraft Holdings, Inc.*	2,316
157	Willdan Group, Inc.*	3,978
58	Willis Lease Finance Corp.*	1,522
75	Woodward, Inc.	5,801

		1,251,744

Information Technology – 16.2%
225	2U, Inc.*(a)	14,423
205	3D Systems Corp.*(a)	1,810
272	8x8, Inc.*	3,835
642	A10 Networks, Inc.*	5,149
62	Acacia Communications, Inc.*	2,398
220	ACI Worldwide, Inc.*	5,034
226	Actua Corp.*	3,503
168	Acxiom Corp.*	4,578
265	ADTRAN, Inc.	6,121
181	Advanced Energy Industries, Inc.*	13,570
654	Aerohive Networks, Inc.*	3,532
165	Agilysys, Inc.*	2,020
82	Alarm.com Holdings, Inc.*	3,361
61	Alpha & Omega Semiconductor Ltd.*	1,074

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
138	Ambarella, Inc.*(a)	$ 7,489
225	American Software, Inc., Class A	2,905
645	Amkor Technology, Inc.*	6,818
356	ANGI Homeservices, Inc., Class A*	4,122
141	Anixter International, Inc.*	10,081
166	Appfolio, Inc., Class A*	7,163
58	Applied Optoelectronics, Inc.*(a)	2,532
164	Apptio, Inc., Class A*(a)	3,659
335	Aspen Technology, Inc.*	22,418
695	Avid Technology, Inc.*	4,677
225	AVX Corp.	4,081
102	Axcelis Technologies, Inc.*	3,264
508	AXT, Inc.*	4,902
133	Badger Meter, Inc.	6,171
161	Barracuda Networks, Inc.*	4,452
336	Bazaarvoice, Inc.*	1,831
110	Bel Fuse, Inc., Class B	2,953
97	Belden, Inc.	8,215
304	Benchmark Electronics, Inc.*	9,272
89	Blackbaud, Inc.	8,762
300	Blackhawk Network Holdings, Inc.*	11,025
344	Blucora, Inc.*	7,069
68	Bottomline Technologies de, Inc.*	2,266
509	Box, Inc., Class A*	10,704
489	Brightcove, Inc.*	3,619
38	BroadSoft, Inc.*	2,090
229	Brooks Automation, Inc.	5,700
95	Cabot Microelectronics Corp.	9,150
108	CACI International, Inc., Class A*	14,251
107	CalAmp Corp.*	2,445
573	Calix, Inc.*	3,782
74	Callidus Software, Inc.*	2,166
235	Carbonite, Inc.*	5,652
175	Cardtronics PLC, Class A*	3,278
220	Care.com, Inc.*	4,173

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
165	Cars.com, Inc.*	$ 4,000
42	Cass Information Systems, Inc.	2,861
59	CEVA, Inc.*	2,802
233	ChannelAdvisor Corp.*	2,004
499	Ciena Corp.*	10,853
129	Cimpress NV (Netherlands)*	15,712
358	Cirrus Logic, Inc.*	19,776
218	Clearfield, Inc.*(a)	3,183
133	Cohu, Inc.	3,027
269	CommerceHub, Inc., Series A*(a)	6,149
340	CommerceHub, Inc., Series C*	7,296
193	CommVault Systems, Inc.*	10,403
130	Comtech Telecommunications Corp.	2,817
376	Control4 Corp.*	12,498
398	Convergys Corp.	9,823
125	Cornerstone OnDemand, Inc.*	4,621
103	Coupa Software, Inc.*	3,649
392	Cree, Inc.*	13,932
121	CSG Systems International, Inc.	5,553
123	CTS Corp.	3,352
143	CyberOptics Corp.*(a)	2,274
475	Daktronics, Inc.	4,550
1,010	DHI Group, Inc.*	1,868
277	Digi International, Inc.*	2,839
251	Diodes, Inc.*	7,354
336	DSP Group, Inc.*	4,385
35	Ebix, Inc.	2,705
196	Electro Scientific Industries, Inc.*	4,690
157	Electronics For Imaging, Inc.*	4,829
66	Ellie Mae, Inc.*	5,834
58	EMCORE Corp.*	452
550	Entegris, Inc.	16,665
47	Envestnet, Inc.*	2,310
156	EPAM Systems, Inc.*	15,825

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
68	ePlus, Inc.*	$ 5,522
173	Etsy, Inc.*	2,848
129	Everbridge, Inc.*	3,418
750	Everi Holdings, Inc.*	6,112
245	EVERTEC, Inc. (Puerto Rico)	3,406
113	ExlService Holdings, Inc.*	6,936
968	Extreme Networks, Inc.*	12,439
91	Fair Isaac Corp.	14,292
74	FARO Technologies, Inc.*	3,870
301	Finisar Corp.*	6,023
625	Fitbit, Inc., Class A*(a)	4,288
372	Five9, Inc.*	9,118
141	FormFactor, Inc.*	2,312
117	Gigamon, Inc.*	4,545
133	Gogo, Inc.*(a)	1,464
124	GrubHub, Inc.*(a)	8,377
183	GSI Technology, Inc.*	1,459
93	GTT Communications, Inc.*(a)	3,762
353	Hackett Group, Inc. (The)	5,764
129	Harmonic, Inc.*	542
281	Hortonworks, Inc.*	5,342
129	HubSpot, Inc.*	10,443
127	Ichor Holdings Ltd.*	3,608
129	II-VI, Inc.*	6,115
42	Imperva, Inc.*	1,733
82	Impinj, Inc.*(a)	2,089
674	Information Services Group, Inc.*	3,046
42	Inphi Corp.*(a)	1,725
73	Insight Enterprises, Inc.*	2,847
250	Instructure, Inc.*	8,688
398	Integrated Device Technology, Inc.*	11,976
134	InterDigital, Inc.	10,197
101	Intevac, Inc.*	752
491	Iteris, Inc.*	3,147
149	Itron, Inc.*	9,603
215	IXYS Corp.*	5,225
125	j2 Global, Inc.	9,433
315	KEMET Corp.*	4,857
243	Kimball Electronics, Inc.*	5,067

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
269	Knowles Corp.*	$ 4,248
439	Kopin Corp.*(a)	1,414
324	KVH Industries, Inc.*	3,499
568	Lattice Semiconductor Corp.*	3,334
236	Leaf Group Ltd.*(a)	1,947
335	Liquidity Services, Inc.*	1,926
50	Littelfuse, Inc.	10,145
388	LivePerson, Inc.*	4,307
109	Lumentum Holdings, Inc.*(a)	5,891
82	MACOM Technology Solutions Holdings, Inc.*(a)	2,672
157	ManTech International Corp., Class A	8,004
273	MAXIMUS, Inc.	18,859
201	MaxLinear, Inc.*	5,308
286	Maxwell Technologies, Inc.*	1,590
809	Meet Group, Inc. (The)*	2,055
14	Mesa Laboratories, Inc.	1,884
158	Methode Electronics, Inc.	7,442
41	MicroStrategy, Inc., Class A*	5,607
819	MicroVision, Inc.*(a)	1,384
256	MINDBODY, Inc., Class A*	8,346
332	Mitek Systems, Inc.*	2,988
205	MKS Instruments, Inc.	19,332
890	MobileIron, Inc.*	3,471
122	Model N, Inc.*	1,983
151	Monolithic Power Systems, Inc.	17,871
85	Monotype Imaging Holdings, Inc.	2,142
85	MTS Systems Corp.	4,752
237	Nanometrics, Inc.*	5,963
248	Napco Security Technologies, Inc.*	2,480
116	NETGEAR, Inc.*	5,974
336	NetScout Systems, Inc.*	10,433
169	New Relic, Inc.*	9,511
205	NIC, Inc.	3,403
122	Novanta, Inc.*	5,868
43	NVE Corp.	3,596
336	Oclaro, Inc.*(a)	2,392

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
64	OSI Systems, Inc.*	$ 5,546
89	Park Electrochemical Corp.	1,700
97	Paycom Software, Inc.*	7,954
34	Paylocity Holding Corp.*	1,569
241	PC Connection, Inc.	6,606
209	PCM, Inc.*	2,059
42	PDF Solutions, Inc.*	760
198	Pegasystems, Inc.	9,989
322	Perficient, Inc.*	6,234
652	Photronics, Inc.*	6,292
594	Pixelworks, Inc.*	3,416
878	Planet Payment, Inc.*	3,951
173	Plantronics, Inc.	9,051
165	Plexus Corp.*	10,314
97	Power Integrations, Inc.	7,615
213	Progress Software Corp.	8,805
86	Proofpoint, Inc.*	7,744
104	PROS Holdings, Inc.*	2,609
589	Pure Storage, Inc., Class A*	10,885
113	Q2 Holdings, Inc.*	4,729
89	QAD, Inc., Class A	3,275
92	Qualys, Inc.*	5,419
193	Quantenna Communications, Inc.*(a)	2,360
582	Quantum Corp.*	3,021
714	QuinStreet, Inc.*	7,633
137	Quotient Technology, Inc.*	1,630
564	Radisys Corp.*	421
675	Rambus, Inc.*	9,990
187	Rapid7, Inc.*	3,536
167	RealPage, Inc.*	7,573
74	Reis, Inc.	1,606
831	Ribbon Communications, Inc.*	6,457
319	RingCentral, Inc., Class A*	15,041
62	Rogers Corp.*	9,988
352	Rosetta Stone, Inc.*	4,291
751	Rubicon Project, Inc. (The)*	1,352
266	Rudolph Technologies, Inc.*	6,464
313	Sanmina Corp.*	10,642
130	ScanSource, Inc.*	4,680

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
181	Science Applications International Corp.	$ 13,430
161	Semtech Corp.*	5,482
101	Shutterstock, Inc.*	4,291
781	Sigma Designs, Inc.*	4,569
112	Silicon Laboratories, Inc.*	10,203
34	SPS Commerce, Inc.*	1,716
58	Stamps.com, Inc.*	9,767
211	StarTek, Inc.*	2,068
79	Stratasys Ltd.*(a)	1,721
195	Sykes Enterprises, Inc.*	6,205
211	Synaptics, Inc.*	7,963
442	Synchronoss Technologies, Inc.*	4,438
49	SYNNEX Corp.	6,674
260	Syntel, Inc.*	6,659
239	Systemax, Inc.	7,290
89	Tech Data Corp.*	8,606
277	TechTarget, Inc.*	3,875
173	Telenav, Inc.*	952
147	TeleTech Holdings, Inc.	5,954
326	TiVo Corp.	5,803
62	Trade Desk, Inc. (The), Class A*(a)	3,047
532	Travelport Worldwide Ltd.	7,123
467	TrueCar, Inc.*(a)	5,693
435	TTM Technologies, Inc.*	7,104
41	Tucows, Inc., Class A*(a)	2,599
58	Twilio, Inc., Class A*(a)	1,546
110	Ubiquiti Networks, Inc.*(a)	7,351
184	Ultra Clean Holdings, Inc.*	3,860
316	Unisys Corp.*(a)	2,449
85	Upland Software, Inc.*(a)	1,992
217	Varonis Systems, Inc.*	10,915
195	VASCO Data Security International, Inc.*	2,613
136	Veeco Instruments, Inc.*	2,196
264	VeriFone Systems, Inc.*	4,578
227	Verint Systems, Inc.*	9,931
46	ViaSat, Inc.*(a)	3,415
575	Viavi Solutions, Inc.*	5,388

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
54	Virtusa Corp.*	$ 2,503
588	Vishay Intertechnology, Inc.	12,877
149	Vishay Precision Group, Inc.*	4,127
237	Web.com Group, Inc.*	5,451
322	Workiva, Inc.*	7,004
567	Xcerra Corp.*	5,619
362	XO Group, Inc.*	6,997
170	Xperi Corp.	3,281
348	Yelp, Inc.*	15,503
182	Zendesk, Inc.*	6,117
714	Zix Corp.*	3,142

		1,414,141

Materials – 4.1%
113	A Schulman, Inc.	4,288
96	AdvanSix, Inc.*	4,133
422	AgroFresh Solutions, Inc.*	2,566
343	AK Steel Holding Corp.*(a)	1,670
278	American Vanguard Corp.	5,532
73	Balchem Corp.	6,371
232	Boise Cascade Co.	8,932
78	Carpenter Technology Corp.	3,856
115	Century Aluminum Co.*	1,524
97	Chase Corp.	12,251
42	Clearwater Paper Corp.*	1,993
923	Cleveland-Cliffs, Inc.*	6,147
357	Coeur Mining, Inc.*	2,720
195	Commercial Metals Co.	3,869
43	Compass Minerals International, Inc.	2,999
153	Core Molding Technologies, Inc.	3,293
22	Deltic Timber Corp.	2,030
229	Ferro Corp.*	5,805
145	FutureFuel Corp.	2,176
383	GCP Applied Technologies, Inc.*	12,543
583	Gold Resource Corp.	2,320
72	Greif, Inc., Class A	3,929
22	Greif, Inc., Class B	1,372
44	Hawkins, Inc.	1,687

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
18	Haynes International, Inc.	$ 577
209	HB Fuller Co.	11,823
1,179	Hecla Mining Co.	4,409
207	Ingevity Corp.*	16,475
78	Innophos Holdings, Inc.	3,614
101	Innospec, Inc.	7,211
44	Kaiser Aluminum Corp.	4,262
323	KapStone Paper and Packaging Corp.	7,180
504	Klondex Mines Ltd. (Canada)*	1,225
296	KMG Chemicals, Inc.	16,099
54	Koppers Holdings, Inc.*	2,695
127	Kraton Corp.*	5,975
110	Kronos Worldwide, Inc.	3,070
575	Louisiana-Pacific Corp.*	15,876
127	Materion Corp.	6,210
117	Minerals Technologies, Inc.	8,477
481	Myers Industries, Inc.	10,269
47	Neenah Paper, Inc.	4,202
191	Olympic Steel, Inc.	3,805
240	OMNOVA Solutions, Inc.*	2,568
34	PH Glatfelter Co.	707
237	PolyOne Corp.	10,952
89	Quaker Chemical Corp.	14,665
162	Rayonier Advanced Materials, Inc.	3,044
327	Ryerson Holding Corp.*	3,025
114	Schnitzer Steel Industries, Inc., Class A	3,329
103	Schweitzer-Mauduit International, Inc.	4,663
117	Sensient Technologies Corp.	9,071
101	Stepan Co.	8,394
209	Summit Materials, Inc., Class A*	6,429
392	SunCoke Energy, Inc.*	4,465
250	TimkenSteel Corp.*	3,775
143	Trecora Resources*	1,795
181	Trinseo SA	13,358
381	Tronox Ltd., Class A	8,721

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
134	UFP Technologies, Inc.*	$ 3,692
42	United States Lime & Minerals, Inc.	3,585
33	US Concrete, Inc.*(a)	2,668
954	Valhi, Inc.	6,439
103	Warrior Met Coal, Inc.(a)	2,289
130	Worthington Industries, Inc.	5,408

		360,502

Real Estate – 6.7%
177	Acadia Realty Trust REIT	4,961
82	Agree Realty Corp. REIT	4,054
213	Alexander & Baldwin, Inc. REIT	6,190
8	Alexander’s, Inc. REIT	3,384
233	Altisource Portfolio Solutions SA*	6,212
279	Altisource Residential Corp. REIT	3,055
85	American Assets Trust, Inc. REIT	3,346
145	Armada Hoffler Properties, Inc. REIT	2,240
525	Ashford Hospitality Prime, Inc. REIT	4,835
770	Ashford Hospitality Trust, Inc. REIT	5,013
160	Bluerock Residential Growth REIT, Inc. REIT	1,805
286	CareTrust REIT, Inc. REIT	5,211
179	CatchMark Timber Trust, Inc., Class A REIT	2,361
827	CBL & Associates Properties, Inc. REIT	4,656
933	Cedar Realty Trust, Inc. REIT	5,570
310	Chatham Lodging Trust REIT	7,034
164	City Office REIT, Inc. REIT	2,171
121	Clipper Realty, Inc. REIT	1,220
115	Community Healthcare Trust, Inc. REIT	3,135
71	Consolidated-Tomoka Land Co.	4,354

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
125	CorEnergy Infrastructure Trust, Inc. REIT	$ 4,456
2,105	Cousins Properties, Inc. REIT	18,882
908	DiamondRock Hospitality Co. REIT	10,160
157	Easterly Government Properties, Inc. REIT	3,327
103	EastGroup Properties, Inc. REIT	9,690
93	Education Realty Trust, Inc. REIT	3,401
196	Farmland Partners, Inc. REIT	1,754
324	First Industrial Realty Trust, Inc. REIT	10,546
340	Forestar Group, Inc.*(a)	7,565
260	Four Corners Property Trust, Inc. REIT	6,786
266	Franklin Street Properties Corp. REIT	2,897
72	FRP Holdings, Inc.*	3,287
451	GEO Group, Inc. (The) REIT	11,970
163	Getty Realty Corp. REIT	4,639
181	Gladstone Commercial Corp. REIT	4,134
129	Global Medical REIT, Inc. REIT	1,231
106	Global Net Lease, Inc. REIT	2,293
197	Government Properties Income Trust REIT	3,674
432	Gramercy Property Trust REIT	12,321
300	Healthcare Realty Trust, Inc. REIT	9,831
257	Hersha Hospitality Trust REIT	4,510
172	HFF, Inc., Class A	7,764
345	Independence Realty Trust, Inc. REIT	3,564
368	InfraREIT, Inc. REIT	7,772
265	Investors Real Estate Trust REIT	1,606
372	iStar, Inc. REIT*	4,278

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
125	Jernigan Capital, Inc. REIT	$ 2,581
119	Kennedy-Wilson Holdings, Inc.	2,279
345	Kite Realty Group Trust REIT	6,634
589	LaSalle Hotel Properties REIT	16,751
388	Lexington Realty Trust REIT	4,058
120	LTC Properties, Inc. REIT	5,501
296	Mack-Cali Realty Corp. REIT	6,550
333	Marcus & Millichap, Inc.*	10,643
140	Maui Land & Pineapple Co., Inc.*	2,268
165	MedEquities Realty Trust, Inc. REIT	1,850
272	Monmouth Real Estate Investment Corp. REIT	4,858
120	National Health Investors, Inc. REIT	9,360
342	National Storage Affiliates Trust REIT	9,111
396	New Senior Investment Group, Inc. REIT	3,247
135	NexPoint Residential Trust, Inc. REIT	3,799
262	NorthStar Realty Europe Corp. REIT	3,802
85	One Liberty Properties, Inc. REIT	2,271
288	Pebblebrook Hotel Trust REIT	11,079
543	Pennsylvania Real Estate Investment Trust REIT	6,022
384	Physicians Realty Trust REIT	6,862
256	Potlatch Corp. REIT	13,210
264	Preferred Apartment Communities, Inc., Class A REIT	5,613
76	PS Business Parks, Inc. REIT	10,075
109	QTS Realty Trust, Inc., Class A REIT	6,067
543	Quality Care Properties, Inc. REIT*	7,977

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
1,193	RAIT Financial Trust REIT	$ 406
460	Ramco-Gershenson Properties Trust REIT	6,629
203	RE/MAX Holdings, Inc., Class A	10,830
152	Retail Opportunity Investments Corp. REIT	2,975
211	Rexford Industrial Realty, Inc. REIT	6,619
675	RLJ Lodging Trust REIT	14,634
146	RMR Group, Inc. (The), Class A	8,796
177	Ryman Hospitality Properties, Inc. REIT	12,298
677	Sabra Health Care REIT, Inc. REIT	13,025
38	Saul Centers, Inc. REIT	2,452
185	Select Income REIT	4,642
97	Seritage Growth Properties, Class A REIT(a)	3,948
113	St Joe Co. (The)*	2,124
263	STAG Industrial, Inc. REIT	7,443
610	Summit Hotel Properties, Inc. REIT	9,217
1,123	Sunstone Hotel Investors, Inc. REIT	18,765
62	Tejon Ranch Co.*	1,392
174	Terreno Realty Corp. REIT	6,542
220	Tier REIT, Inc. REIT	4,407
209	UMH Properties, Inc. REIT	3,216
58	Universal Health Realty Income Trust REIT	4,342
235	Urban Edge Properties REIT	6,004
108	Urstadt Biddle Properties, Inc., Class A REIT	2,562
744	Washington Prime Group, Inc. REIT	5,290
199	Washington Real Estate Investment Trust REIT	6,432
137	Whitestone REIT	2,023

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
469	Xenia Hotels & Resorts, Inc. REIT	$ 10,313

		582,939

Telecommunication Services – 0.7%
175	Boingo Wireless, Inc.*	4,322
174	Cincinnati Bell, Inc.*	3,776
112	Cogent Communications Holdings, Inc.	5,247
146	Consolidated Communications Holdings, Inc.	2,064
188	Frontier Communications Corp.	1,598
57	General Communication, Inc., Class A*	2,275
125	Hawaiian Telcom Holdco, Inc.*	3,944
362	IDT Corp., Class B	5,658
197	Ooma, Inc.*	2,177
2	ORBCOMM, Inc.*	22
50	Shenandoah Telecommunications Co.	1,918
220	Spok Holdings, Inc.	3,850
16	Straight Path Communications, Inc., Class B*	2,909
2,077	Vonage Holdings Corp.*	21,144

		60,904

Utilities – 4.0%
217	ALLETE, Inc.	17,468
177	American States Water Co.	10,211
237	AquaVenture Holdings Ltd.*	3,633
51	Artesian Resources Corp., Class A	2,159
2,385	Atlantic Power Corp.*	6,082
259	Avista Corp.	13,452
201	Black Hills Corp.	11,761
161	Cadiz, Inc.*	2,206
132	California Water Service Group	6,019

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
82	Chesapeake Utilities Corp.	$ 7,015
36	Connecticut Water Service, Inc.	2,279
304	Consolidated Water Co. Ltd. (Cayman Islands)	3,998
1,098	Dynegy, Inc.*	13,319
163	El Paso Electric Co.	9,927
280	Genie Energy Ltd., Class B	1,212
193	IDACORP, Inc.	19,070
141	MGE Energy, Inc.	9,306
29	Middlesex Water Co.	1,337
295	New Jersey Resources Corp.	13,157
104	Northwest Natural Gas Co.	7,192
190	NorthWestern Corp.	12,209
557	NRG Yield, Inc., Class A	10,477
650	NRG Yield, Inc., Class C	12,382
201	ONE Gas, Inc.	15,929
194	Ormat Technologies, Inc.	12,717
169	Otter Tail Corp.	8,163
291	Pattern Energy Group, Inc.	6,559
335	PNM Resources, Inc.	15,243
371	Portland General Electric Co.	18,416
307	Pure Cycle Corp.*	2,134
105	RGC Resources, Inc.	2,796
76	SJW Group	5,178
274	South Jersey Industries, Inc.	9,278
193	Southwest Gas Holdings, Inc.	16,586
241	Spark Energy, Inc., Class A(a)	3,013
177	Spire, Inc.	14,558
325	TerraForm Global, Inc., Class A*	1,528
320	TerraForm Power, Inc., Class A	3,866
98	Unitil Corp.	5,120
173	WGL Holdings, Inc.	14,625
78	York Water Co. (The)	2,898

		354,478

TOTAL COMMON STOCKS (Cost $8,192,978)		$8,551,326

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 1.0%
559	iShares Russell 2000 ETF
(Cost $83,956)		$ 85,891

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $8,276,934)		$8,637,217

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 4.8%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
415,684	0.97%	$ 415,684
(Cost $415,684)

TOTAL INVESTMENTS – 103.7% (Cost $8,692,618)		$9,052,901

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.7)%		(323,197)

NET ASSETS – 100.0%		$8,729,704

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2017	Shares as of November 30, 2017	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$649,189	$2,345,930	$1,930,245	$415,684	415,684	$4,264
iShares Russell 2000 ETF	—	105,133	20,682	85,891	559	—

Total	$649,189	$2,451,063	$1,950,927	$501,575	416,243	$4,264

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2017:

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,837	$—	$—
Europe	24,932	—	—
North America	8,604,590	1,858	—
Securities Lending Reinvestment Vehicle	415,684	—	—
Total	$9,051,043	$1,858	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Consumer Discretionary – 22.1%
16,586	Adient PLC	$ 1,298,020
1,095	Amazon.com, Inc.*	1,288,541
3,695	Charter Communications, Inc., Class A*	1,205,346
33,761	Comcast Corp., Class A	1,267,388
10,193	Expedia, Inc.	1,248,642
34,453	Liberty Media Corp.-Liberty Formula One, Class C*	1,254,089
22,171	Liberty Ventures, Series A*	1,237,364
37,882	MGM Resorts International	1,292,534
6,358	Netflix, Inc.*	1,192,634
19,324	Nexstar Media Group, Inc., Class A	1,312,100
14,221	Time Warner, Inc.	1,301,364

		13,898,022

Consumer Staples – 2.0%
5,706	Constellation Brands, Inc., Class A	1,241,569

Energy – 2.0%
19,794	Marathon Petroleum Corp.	1,239,698

Financials – 12.5%
48,159	Ally Financial, Inc.	1,293,551
47,425	Bank of America Corp.	1,335,962
6,787	Berkshire Hathaway, Inc., Class B*	1,309,959
17,397	Citigroup, Inc.	1,313,473
12,794	JPMorgan Chase & Co.	1,337,229
23,028	Wells Fargo & Co.	1,300,391

		7,890,565

Health Care – 6.1%
5,697	Anthem, Inc.	1,338,567
3,733	CR Bard, Inc.	1,254,064
12,026	IQVIA Holdings, Inc.*	1,226,772

		3,819,403

Industrials – 6.3%
25,448	Delta Air Lines, Inc.	1,346,708
4,643	TransDigm Group, Inc.	1,317,637

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
16,996	XPO Logistics, Inc.*	$ 1,343,194

		4,007,539

Information Technology – 39.0%
6,845	Alibaba Group Holding Ltd. ADR (China)*	1,212,113
1,195	Alphabet, Inc., Class A*	1,238,223
7,263	Apple, Inc.	1,248,147
10,046	Autodesk, Inc.*	1,102,046
5,297	Baidu, Inc. ADR (China)*	1,263,758
4,727	Broadcom Ltd.	1,313,822
16,599	Cognizant Technology Solutions Corp., Class A	1,199,776
15,271	Dell Technologies, Inc., Class V*	1,194,803
12,995	DXC Technology Co.	1,249,339
6,988	Facebook, Inc., Class A*	1,238,134
6,964	FleetCor Technologies, Inc.*	1,266,543
25,579	Godaddy, Inc., Class A*	1,244,418
9,867	IAC/InterActiveCorp*	1,255,773
27,171	Micron Technology, Inc.*	1,151,779
14,806	Microsoft Corp.	1,246,221
10,774	NXP Semiconductors NV (Netherlands)*	1,221,664
16,706	PayPal Holdings, Inc.*	1,265,145
11,715	salesforce.com, Inc.*	1,222,109
10,468	Take-Two Interactive Software, Inc.*	1,167,705
11,113	Visa, Inc., Class A	1,251,213

		24,552,731

Materials – 4.0%
18,148	DowDuPont, Inc.	1,305,930
10,541	Monsanto Co.	1,247,422

		2,553,352

Real Estate – 3.9%
2,587	Equinix, Inc. REIT	1,201,636
7,518	SBA Communications Corp. REIT*	1,276,180

		2,477,816

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – 1.9%
43,030	NRG Energy, Inc.	$ 1,189,780

TOTAL INVESTMENTS – 99.8%
(Cost $57,343,027)		$62,870,475

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		100,705

NET ASSETS – 100.0%		$62,971,180

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2017:

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,475,871	$—	$—
Europe	1,221,664	—	—
North America	59,172,940	—	—
Total	$62,870,475	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Consumer Discretionary – 13.6%
31	Amazon.com, Inc.*	$ 36,479
778	Aramark	33,143
58	AutoZone, Inc.*	39,832
607	Best Buy Co., Inc.	36,183
644	BorgWarner, Inc.	35,858
452	CarMax, Inc.*	31,147
512	Carnival Corp.	33,608
510	CBS Corp., Class B	28,591
101	Charter Communications, Inc., Class A*	32,947
125	Chipotle Mexican Grill, Inc.*	38,049
943	Comcast Corp., Class A	35,400
412	Darden Restaurants, Inc.	34,740
623	DISH Network Corp., Class A*	31,555
420	Dollar General Corp.	36,994
372	Dollar Tree, Inc.*	38,227
186	Domino’s Pizza, Inc.	34,626
768	DR Horton, Inc.	39,168
273	Expedia, Inc.	33,443
2,767	Ford Motor Co.	34,643
790	General Motors Co.	34,041
385	Genuine Parts Co.	35,793
1,110	Goodyear Tire & Rubber Co. (The)	35,931
1,509	Hanesbrands, Inc.	31,523
717	Harley-Davidson, Inc.	35,993
367	Hasbro, Inc.	34,138
470	Hilton Worldwide Holdings, Inc.	36,453
205	Home Depot, Inc. (The)	36,863
1,764	Interpublic Group of Cos., Inc. (The)	34,892
789	L Brands, Inc.	44,239
536	Las Vegas Sands Corp.	37,139
194	Lear Corp.	35,093
610	Lennar Corp., Class A	38,296
12	Lennar Corp., Class B	616
389	Liberty Broadband Corp., Class C*	33,824
901	LKQ Corp.*	35,517

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
425	Lowe’s Cos., Inc.	$ 35,432
284	Marriott International, Inc., Class A	36,068
203	McDonald’s Corp.	34,910
1,083	MGM Resorts International	36,952
130	Mohawk Industries, Inc.*	36,739
173	Netflix, Inc.*	32,451
833	Newell Brands, Inc.	25,798
618	NIKE, Inc., Class B	37,340
609	Norwegian Cruise Line Holdings Ltd.*	32,983
11	NVR, Inc.*	38,225
506	Omnicom Group, Inc.	36,149
161	O’Reilly Automotive, Inc.*	38,030
18	Priceline Group, Inc. (The)*	31,315
267	PVH Corp.	35,925
535	Ross Stores, Inc.	40,676
275	Royal Caribbean Cruises Ltd.	34,067
619	Starbucks Corp.	35,791
829	Tapestry, Inc.	34,561
575	Target Corp.	34,443
102	Tesla, Inc.*(a)	31,503
363	Tiffany & Co.	34,304
346	Time Warner, Inc.	31,662
486	TJX Cos., Inc. (The)	36,717
1,298	Twenty-First Century Fox, Inc., Class A	41,458
168	Ulta Beauty, Inc.*	37,247
488	VF Corp.	35,604
1,413	Viacom, Inc., Class B	40,016
347	Walt Disney Co. (The)	36,373
207	Whirlpool Corp.	34,894
318	Wyndham Worldwide Corp.	35,740
230	Wynn Resorts Ltd.	36,358
456	Yum! Brands, Inc.	38,062

		2,342,777

Consumer Staples – 7.3%
529	Altria Group, Inc.	35,882
831	Archer-Daniels-Midland Co.	33,140

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
595	Brown-Forman Corp., Class B	$ 35,581
494	Bunge Ltd.	33,054
717	Campbell Soup Co.	35,348
752	Church & Dwight Co., Inc.	35,412
268	Clorox Co. (The)	37,330
738	Coca-Cola Co. (The)	33,778
482	Colgate-Palmolive Co.	34,921
994	Conagra Brands, Inc.	37,106
155	Constellation Brands, Inc., Class A	33,726
211	Costco Wholesale Corp.	38,915
496	CVS Health Corp.	37,994
396	Dr Pepper Snapple Group, Inc.	35,715
304	Estee Lauder Cos., Inc. (The), Class A	37,948
654	General Mills, Inc.	36,990
320	Hershey Co. (The)	35,498
1,089	Hormel Foods Corp.	39,694
271	Ingredion, Inc.	37,528
320	JM Smucker Co. (The)	37,334
543	Kellogg Co.	35,925
302	Kimberly-Clark Corp.	36,168
439	Kraft Heinz Co. (The)	35,721
1,640	Kroger Co. (The)	42,410
341	McCormick & Co., Inc.	34,843
420	Molson Coors Brewing Co., Class B	32,802
819	Mondelez International, Inc., Class A	35,168
586	Monster Beverage Corp.*	36,725
308	PepsiCo, Inc.	35,888
324	Philip Morris International, Inc.	33,291
394	Procter & Gamble Co. (The)	35,456
610	Sysco Corp.	35,215
466	Tyson Foods, Inc., Class A	38,329
513	Walgreens Boots Alliance, Inc.	37,326

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
389	Wal-Mart Stores, Inc.	$ 37,823

		1,265,984

Energy – 6.0%
688	Anadarko Petroleum Corp.	33,086
320	Andeavor	33,750
821	Apache Corp.	34,342
1,081	Baker Hughes a GE Co.	32,138
1,226	Cabot Oil & Gas Corp.	35,493
727	Cheniere Energy, Inc.*	35,129
293	Chevron Corp.	34,864
291	Cimarex Energy Co.	33,788
253	Concho Resources, Inc.*	35,385
664	ConocoPhillips	33,784
921	Devon Energy Corp.	35,486
317	Diamondback Energy, Inc.*	34,651
340	EOG Resources, Inc.	34,789
543	EQT Corp.	32,363
407	Exxon Mobil Corp.	33,899
794	Halliburton Co.	33,173
769	Hess Corp.	35,282
1,875	Kinder Morgan, Inc.	32,306
2,388	Marathon Oil Corp.	35,438
569	Marathon Petroleum Corp.	35,637
993	National Oilwell Varco, Inc.	33,315
1,218	Noble Energy, Inc.	32,033
526	Occidental Petroleum Corp.	37,083
626	ONEOK, Inc.	32,489
373	Phillips 66	36,390
227	Pioneer Natural Resources Co.	35,421
530	Schlumberger Ltd.	33,311
818	Targa Resources Corp.	35,501
430	Valero Energy Corp.	36,817
1,192	Williams Cos., Inc. (The)	34,628

		1,031,771

Financials – 14.3%
175	Affiliated Managers Group, Inc.	34,767
405	Aflac, Inc.	35,494

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
60	Alleghany Corp.*	$ 35,088
362	Allstate Corp. (The)	37,163
1,299	Ally Financial, Inc.	34,891
355	American Express Co.	34,687
525	American International Group, Inc.	31,479
217	Ameriprise Financial, Inc.	35,421
2,964	Annaly Capital Management, Inc. REIT	34,590
236	Aon PLC	33,092
341	Arch Capital Group Ltd.*	32,289
536	Arthur J Gallagher & Co.	35,285
1,240	Bank of America Corp.	34,931
660	Bank of New York Mellon Corp. (The)	36,128
690	BB&T Corp.	34,100
181	Berkshire Hathaway, Inc., Class B*	34,935
72	BlackRock, Inc.	36,086
369	Capital One Financial Corp.	33,948
300	Cboe Global Markets, Inc.	37,029
757	Charles Schwab Corp. (The)	36,934
225	Chubb Ltd.	34,225
484	Cincinnati Financial Corp.	36,169
462	Citigroup, Inc.	34,881
893	Citizens Financial Group, Inc.	36,345
248	CME Group, Inc.	37,086
432	Comerica, Inc.	35,990
510	Discover Financial Services	36,006
779	E*TRADE Financial Corp.*	37,501
143	Everest Re Group Ltd.	31,403
1,175	Fifth Third Bancorp	35,849
348	First Republic Bank	33,248
806	Franklin Resources, Inc.	34,940
140	Goldman Sachs Group, Inc. (The)(b)	34,670
617	Hartford Financial Services Group, Inc. (The)	35,441
2,461	Huntington Bancshares, Inc.	35,438
514	Intercontinental Exchange, Inc.	36,725

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
949	Invesco Ltd.	$ 34,325
338	JPMorgan Chase & Co.	35,328
1,861	KeyCorp	35,322
448	Lincoln National Corp.	34,294
686	Loews Corp.	34,492
203	M&T Bank Corp.	34,297
31	Markel Corp.*	34,314
419	Marsh & McLennan Cos., Inc.	35,167
634	MetLife, Inc.	34,033
238	Moody’s Corp.	36,133
679	Morgan Stanley	35,043
290	MSCI, Inc.	37,323
363	Northern Trust Corp.	35,494
248	PNC Financial Services Group, Inc. (The)	34,859
515	Principal Financial Group, Inc.	36,457
698	Progressive Corp. (The)	37,120
307	Prudential Financial, Inc.	35,563
401	Raymond James Financial, Inc.	35,408
2,194	Regions Financial Corp.	36,399
227	Reinsurance Group of America, Inc.	36,785
217	S&P Global, Inc.	35,909
526	SEI Investments Co.	37,009
369	State Street Corp.	35,184
564	SunTrust Banks, Inc.	34,759
155	SVB Financial Group*	35,284
1,041	Synchrony Financial	37,362
365	T Rowe Price Group, Inc.	37,566
679	TD Ameritrade Holding Corp.	34,744
257	Travelers Cos., Inc. (The)	34,842
652	Unum Group	36,916
625	US Bancorp	34,469
605	Wells Fargo & Co.	34,164
211	Willis Towers Watson PLC	33,929
731	Zions Bancorporation	36,221

		2,470,768

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – 12.8%
626	Abbott Laboratories	$ 35,288
376	AbbVie, Inc.	36,442
200	Aetna, Inc.	36,036
499	Agilent Technologies, Inc.	34,551
283	Alexion Pharmaceuticals, Inc.*	31,076
142	Align Technology, Inc.*	37,045
192	Allergan PLC	33,375
279	Alnylam Pharmaceuticals, Inc.*	37,537
442	AmerisourceBergen Corp.	37,490
194	Amgen, Inc.	34,078
163	Anthem, Inc.	38,298
527	Baxter International, Inc.	34,534
163	Becton Dickinson and Co.	37,198
109	Biogen, Inc.*	35,117
414	BioMarin Pharmaceutical, Inc.*	35,521
1,207	Boston Scientific Corp.*	31,720
551	Bristol-Myers Squibb Co.	34,818
548	Cardinal Health, Inc.	32,436
336	Celgene Corp.*	33,879
363	Centene Corp.*	37,059
503	Cerner Corp.*	35,557
172	Cigna Corp.	36,418
141	Cooper Cos., Inc. (The)	34,006
104	CR Bard, Inc.	34,938
368	Danaher Corp.	34,724
559	DaVita, Inc.*	34,133
556	DENTSPLY SIRONA, Inc.	37,258
332	Edwards Lifesciences Corp.*	38,910
414	Eli Lilly & Co.	35,041
554	Express Scripts Holding Co.*	36,110
453	Gilead Sciences, Inc.	33,875
449	HCA Healthcare, Inc.*	38,165
432	Henry Schein, Inc.*	30,866
898	Hologic, Inc.*	37,465
133	Humana, Inc.	34,694
204	IDEXX Laboratories, Inc.*	31,908
165	Illumina, Inc.*	37,955
299	Incyte Corp.*	29,598

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
91	Intuitive Surgical, Inc.*	$ 36,380
315	IQVIA Holdings, Inc.*	32,133
240	Jazz Pharmaceuticals PLC*	33,538
243	Johnson & Johnson	33,857
221	Laboratory Corp. of America Holdings*	34,978
246	McKesson Corp.	36,344
422	Medtronic PLC	34,659
617	Merck & Co., Inc.	34,102
50	Mettler-Toledo International, Inc.*	31,460
951	Mylan NV*	34,740
419	Perrigo Co. PLC	36,541
969	Pfizer, Inc.	35,136
362	Quest Diagnostics, Inc.	35,643
84	Regeneron Pharmaceuticals, Inc.*	30,396
403	ResMed, Inc.	34,416
219	Stryker Corp.	34,164
143	Teleflex, Inc.	37,969
175	Thermo Fisher Scientific, Inc.	33,733
162	UnitedHealth Group, Inc.	36,964
331	Universal Health Services, Inc., Class B	35,864
326	Varian Medical Systems, Inc.*	36,430
232	Vertex Pharmaceuticals, Inc.*	33,475
173	Waters Corp.*	34,110
279	Zimmer Biomet Holdings, Inc.	32,671
532	Zoetis, Inc.	38,458

		2,203,280

Industrials – 12.5%
147	3M Co.	35,742
515	Alaska Air Group, Inc.	35,623
725	American Airlines Group, Inc.	36,605
503	AMETEK, Inc.	36,563
1,352	Arconic, Inc.	33,273
132	Boeing Co. (The)	36,538
250	Caterpillar, Inc.	35,287
433	CH Robinson Worldwide, Inc.	37,519

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
227	Cintas Corp.	$ 35,739
674	CSX Corp.	37,575
192	Cummins, Inc.	32,141
256	Deere & Co.	38,364
679	Delta Air Lines, Inc.	35,933
355	Dover Corp.	34,687
425	Eaton Corp. PLC	33,056
527	Emerson Electric Co.	34,160
313	Equifax, Inc.	35,720
582	Expeditors International of Washington, Inc.	37,702
723	Fastenal Co.	37,878
150	FedEx Corp.	34,719
470	Fortive Corp.	35,085
514	Fortune Brands Home & Security, Inc.	35,168
167	General Dynamics Corp.	34,596
1,685	General Electric Co.	30,819
235	Honeywell International, Inc.	36,651
146	Huntington Ingalls Industries, Inc.	35,284
265	IDEX Corp.	35,926
797	IHS Markit Ltd.*	35,562
217	Illinois Tool Works, Inc.	36,727
383	Ingersoll-Rand PLC	33,558
319	JB Hunt Transport Services, Inc.	35,454
820	Johnson Controls International PLC	30,865
326	Kansas City Southern	36,558
181	L3 Technologies, Inc.	35,945
110	Lockheed Martin Corp.	35,103
853	Masco Corp.	36,602
916	Nielsen Holdings PLC	33,636
259	Norfolk Southern Corp.	35,905
115	Northrop Grumman Corp.	35,351
474	PACCAR, Inc.	33,336
186	Parker-Hannifin Corp.	34,873
188	Raytheon Co.	35,936
522	Republic Services, Inc.	33,899
169	Rockwell Automation, Inc.	32,631

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
251	Rockwell Collins, Inc.	$ 33,210
132	Roper Technologies, Inc.	35,272
215	Snap-on, Inc.	36,427
631	Southwest Airlines Co.	38,283
424	Spirit AeroSystems Holdings, Inc., Class A	35,722
211	Stanley Black & Decker, Inc.	35,792
644	Textron, Inc.	35,877
123	TransDigm Group, Inc.	34,906
293	Union Pacific Corp.	37,064
580	United Continental Holdings, Inc.*	36,726
289	United Parcel Service, Inc., Class B	35,099
240	United Rentals, Inc.*	38,275
283	United Technologies Corp.	34,370
399	Verisk Analytics, Inc.*	38,472
413	Waste Management, Inc.	33,969
171	WW Grainger, Inc.	37,844
509	Xylem, Inc./NY	35,294

		2,162,896

Information Technology – 16.0%
238	Accenture PLC, Class A	35,226
519	Activision Blizzard, Inc.	32,386
194	Adobe Systems, Inc.*	35,205
3,092	Advanced Micro Devices, Inc.*	33,672
650	Akamai Technologies, Inc.*	36,257
152	Alliance Data Systems Corp.	36,369
33	Alphabet, Inc., Class A*	34,194
522	Amdocs Ltd.	34,081
390	Amphenol Corp., Class A	35,330
372	Analog Devices, Inc.	32,033
249	ANSYS, Inc.*	36,899
201	Apple, Inc.	34,542
602	Applied Materials, Inc.	31,768
272	Autodesk, Inc.*	29,838
292	Automatic Data Processing, Inc.	33,422

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
395	Broadridge Financial Solutions, Inc.	$ 35,653
1,049	CA, Inc.	34,690
786	Cadence Design Systems, Inc.*	34,513
534	CDK Global, Inc.	36,894
485	CDW Corp.	33,955
994	Cisco Systems, Inc.	37,076
411	Citrix Systems, Inc.*	36,016
275	Cognex Corp.	38,107
449	Cognizant Technology Solutions Corp., Class A	32,454
1,084	Corning, Inc.	35,111
115	CoStar Group, Inc.*	35,072
371	DXC Technology Co.	35,668
902	eBay, Inc.*	31,272
284	Electronic Arts, Inc.*	30,203
188	Facebook, Inc., Class A*	33,310
366	Fidelity National Information Services, Inc.	34,525
262	Fiserv, Inc.*	34,440
205	FleetCor Technologies, Inc.*	37,283
271	Gartner, Inc.*	32,761
327	Global Payments, Inc.	32,883
243	Harris Corp.	35,113
2,439	Hewlett Packard Enterprise Co.	34,024
1,573	HP, Inc.	33,741
296	IAC/InterActiveCorp*	37,672
746	Intel Corp.	33,451
220	International Business Machines Corp.	33,873
225	Intuit, Inc.	35,374
1,368	Juniper Networks, Inc.	37,976
312	KLA-Tencor Corp.	31,899
163	Lam Research Corp.	31,350
543	Leidos Holdings, Inc.	34,519
228	Mastercard, Inc., Class A	34,307
646	Maxim Integrated Products, Inc.	33,805
358	Microchip Technology, Inc.	31,142

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
766	Micron Technology, Inc.*	$ 32,471
408	Microsoft Corp.	34,341
375	Motorola Solutions, Inc.	35,291
764	NetApp, Inc.	43,174
164	NVIDIA Corp.	32,916
667	Oracle Corp.	32,723
231	Palo Alto Networks, Inc.*	33,668
532	Paychex, Inc.	35,809
468	PayPal Holdings, Inc.*	35,442
448	Qorvo, Inc.*	34,308
666	QUALCOMM, Inc.	44,182
281	Red Hat, Inc.*	35,620
331	salesforce.com, Inc.*	34,530
919	Seagate Technology PLC	35,437
268	ServiceNow, Inc.*	32,964
299	Skyworks Solutions, Inc.	31,317
1,045	Symantec Corp.	30,274
393	Synopsys, Inc.*	35,519
307	Take-Two Interactive Software, Inc.*	34,246
373	TE Connectivity Ltd.	35,226
351	Texas Instruments, Inc.	34,149
471	Total System Services, Inc.	35,024
831	Trimble, Inc.*	34,894
1,647	Twitter, Inc.*	33,895
485	Vantiv, Inc., Class A*	36,375
315	VeriSign, Inc.*	36,256
308	Visa, Inc., Class A	34,678
380	Western Digital Corp.	29,967
1,710	Western Union Co. (The)	33,670
306	Workday, Inc., Class A*	31,518
461	Xilinx, Inc.	32,044

		2,753,282

Materials – 4.8%
213	Air Products & Chemicals, Inc.	34,728
241	Albemarle Corp.	32,371
791	Ball Corp.	31,569
325	Celanese Corp., Series A	34,853
600	Chemours Co. (The)	30,840

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
469	DowDuPont, Inc.	$ 33,749
374	Eastman Chemical Co.	34,546
259	Ecolab, Inc.	35,203
366	FMC Corp.	34,550
2,429	Freeport-McMoRan, Inc.*	33,812
230	International Flavors & Fragrances, Inc.	35,751
593	International Paper Co.	33,570
328	LyondellBasell Industries NV, Class A	34,342
156	Martin Marietta Materials, Inc.	32,509
281	Monsanto Co.	33,254
939	Newmont Mining Corp.	34,734
587	Nucor Corp.	33,753
292	Packaging Corp. of America	34,631
292	PPG Industries, Inc.	34,120
233	Praxair, Inc.	35,863
768	Sealed Air Corp.	36,902
86	Sherwin-Williams Co. (The)	34,350
279	Vulcan Materials Co.	35,056
554	WestRock Co.	34,575

		819,631

Real Estate – 6.7%
274	Alexandria Real Estate Equities, Inc. REIT	34,814
236	American Tower Corp. REIT	33,967
187	AvalonBay Communities, Inc. REIT	33,909
280	Boston Properties, Inc. REIT	35,106
864	CBRE Group, Inc., Class A*	37,463
317	Crown Castle International Corp. REIT	35,821
287	Digital Realty Trust, Inc. REIT	33,493
1,193	Duke Realty Corp. REIT	33,559
73	Equinix, Inc. REIT	33,908
505	Equity Residential REIT	33,744
130	Essex Property Trust, Inc. REIT	32,109

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
416	Extra Space Storage, Inc. REIT	$ 35,510
282	Federal Realty Investment Trust REIT	37,283
1,745	GGP, Inc. REIT	41,008
1,314	HCP, Inc. REIT	34,742
1,736	Host Hotels & Resorts, Inc. REIT	34,355
849	Iron Mountain, Inc. REIT	34,699
1,870	Kimco Realty Corp. REIT	34,632
622	Macerich Co. (The) REIT	40,275
331	Mid-America Apartment Communities, Inc. REIT	33,908
526	Prologis, Inc. REIT	34,837
163	Public Storage REIT	34,739
633	Realty Income Corp. REIT	35,005
552	Regency Centers Corp. REIT	37,431
216	SBA Communications Corp. REIT*	36,666
219	Simon Property Group, Inc. REIT	35,423
355	SL Green Realty Corp. REIT	36,292
875	UDR, Inc. REIT	34,414
541	Ventas, Inc. REIT	34,629
4,303	VEREIT, Inc. REIT	33,563
453	Vornado Realty Trust REIT	35,162
507	Welltower, Inc. REIT	34,202
946	Weyerhaeuser Co. REIT	33,469

		1,160,137

Telecommunication Services – 0.8%
1,009	AT&T, Inc.	36,707
1,788	CenturyLink, Inc.	26,087
568	T-Mobile US, Inc.*	34,688
709	Verizon Communications, Inc.	36,081

		133,563

Utilities – 4.9%
785	Alliant Energy Corp.	35,411
547	Ameren Corp.	34,986

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
457	American Electric Power Co., Inc.	$ 35,477
387	American Water Works Co., Inc.	35,434
389	Atmos Energy Corp.	35,901
1,148	CenterPoint Energy, Inc.	34,452
702	CMS Energy Corp.	35,030
395	Consolidated Edison, Inc.	35,171
419	Dominion Energy, Inc.	35,251
307	DTE Energy Co.	35,480
385	Duke Energy Corp.	34,334
425	Edison International	34,540
394	Entergy Corp.	34,073
542	Eversource Energy	35,149
844	Exelon Corp.	35,203
1,031	FirstEnergy Corp.	35,198
219	NextEra Energy, Inc.	34,611
387	Pinnacle West Capital Corp.	35,530
904	PPL Corp.	33,150
690	Public Service Enterprise Group, Inc.	36,611
289	Sempra Energy	34,966
650	Southern Co. (The)	33,280
504	WEC Energy Group, Inc.	35,023
686	Xcel Energy, Inc.	35,404

		839,665

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $16,629,763)		$17,183,754

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
30,750	0.97%	$ 30,750
(Cost $30,750)

	Description	Value
TOTAL INVESTMENTS – 99.9%
(Cost $16,660,513)		$17,214,504

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		17,963

NET ASSETS – 100.0%		$17,232,467

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2017	Shares as of November 30, 2017	Dividend Income

Goldman Sachs Group, Inc. (The)	$—	$47,673	$15,917	$34,670	140	$146
Goldman Sachs Financial Square Government Fund - Institutional Shares	—	582,707	551,957	30,750	30,750	112

Total	$—	$630,380	$567,874	$65,420	30,890	$258

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2017:

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$17,183,754	$—	$—
Securities Lending Reinvestment Vehicle	30,750	—	—
Total	$17,214,504	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value
U.S. Treasury Notes – 69.6%
U.S. Treasury Notes
$89,447,700	0.875%	01/15/18	$ 89,408,485
127,306,200	1.000	02/15/18	127,234,421
56,913,900	1.000	03/15/18	56,866,210
55,266,300	2.625	04/30/18	55,541,552
33,301,000	1.000	05/15/18	33,238,561
32,460,300	1.125	06/15/18	32,402,607
49,866,600	0.875	07/15/18	49,672,783
33,583,500	1.000	08/15/18	33,454,282
35,853,100	1.000	09/15/18	35,682,938
40,518,500	0.875	10/15/18	40,255,763
10,000,000	1.250	11/15/18	9,960,742

TOTAL U.S. TREASURY NOTES (Cost $564,018,016)			$563,718,344

U.S. Treasury Bills – 30.1%
U.S. Treasury Bills
$82,828,700	1.063%	01/04/18	$ 82,743,041
36,585,800	1.192	03/29/18	36,432,902
487,800	1.235	03/29/18	485,761
243,900	1.237	03/29/18	242,881
243,900	1.246	03/29/18	242,881
242,400	1.251	03/29/18	241,387
975,600	1.273	03/29/18	971,523
242,400	1.284	03/29/18	241,387
487,800	1.309	03/29/18	485,761
49,675,400	1.232	04/05/18	49,453,758
324,700	1.264	04/05/18	323,251
1,298,800	1.268	04/05/18	1,293,005
322,600	1.272	04/05/18	321,161
322,600	1.289	04/05/18	321,161
649,200	1.312	04/05/18	646,303
70,000,000	1.431	05/24/18	69,528,871

TOTAL U.S. TREASURY BILLS (Cost $244,005,012)			$243,975,034

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Value
TOTAL INVESTMENTS – 99.7% (Cost $808,023,028)	$807,693,378

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%	2,748,854

NET ASSETS – 100.0%	$810,442,232

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2017:

TREASURYACCESS 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3
Assets(a)
US Government	$807,693,378	$—	$—
Total	$807,693,378	$—	$—

(a)	Amounts are disclosed by asset type, please refer to the Schedule of Investments for more detail.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 91.0%
Advertising – 1.1%
Nielsen Finance LLC / Nielsen Finance Co.
$390,000	5.000	%(a)	04/15/22	$ 403,163
Outfront Media Capital LLC / Outfront Media Capital Corp.
130,000	5.875		03/15/25	137,800

				540,963

Air Freight & Logistics – 0.7%
XPO Logistics, Inc.
330,000	6.125	(a)	09/01/23	350,625

Auto Components – 0.2%
Goodyear Tire & Rubber Co. (The)
100,000	5.000		05/31/26	104,125

Banks – 0.9%
CIT Group, Inc.
440,000	5.000		08/15/22	472,450

Basic Industry – 1.2%
Hexion, Inc.
300,000	6.625		04/15/20	265,875
Huntsman International LLC
250,000	4.875		11/15/20	262,500
Momentive Performance Materials, Inc.
120,000	3.880		10/24/21	124,950

				653,325

Broadcasting – 3.3%
Clear Channel Worldwide Holdings, Inc., Series B
340,000	7.625		03/15/20	337,858
Sinclair Television Group, Inc.
320,000	5.375		04/01/21	328,000
Sirius XM Radio, Inc.
530,000	5.375	(a)	04/15/25	559,150
90,000	5.000	(a)	08/01/27	91,350
Univision Communications, Inc.
210,000	5.125	(a)	05/15/23	211,575
140,000	5.125	(a)	02/15/25	136,850

				1,664,783

Brokerage – 0.2%
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
110,000	7.375	(a)	04/01/20	113,300

Capital Goods – 3.4%
Berry Global, Inc.
290,000	5.125		07/15/23	304,137

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Capital Goods – (continued)
Owens-Brockway Glass Container, Inc.
$160,000	5.875	%(a)	08/15/23	$ 174,600
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
590,000	5.125	(a)	07/15/23	612,863
Sensata Technologies BV
270,000	4.875	(a)	10/15/23	283,163
Vertiv Group Corp.
370,000	9.250	(a)	10/15/24	403,300

				1,778,063

Capital Markets – 0.6%
MSCI, Inc.
300,000	4.750	(a)	08/01/26	318,375

Chemicals – 1.8%
Chemours Co. (The)
330,000	6.625		05/15/23	352,275
Olin Corp.
230,000	5.125		09/15/27	243,225
Platform Specialty Products Corp.
290,000	6.500	(a)	02/01/22	300,513

				896,013

Commercial Services & Supplies – 1.4%
ADT Corp. (The)
380,000	6.250		10/15/21	419,900
Clean Harbors, Inc.
210,000	5.125		06/01/21	213,675
West Corp.
100,000	8.500	(a)	10/15/25	98,125

				731,700

Communications – 5.6%
Altice US Finance I Corp.
300,000	5.500	(a)	05/15/26	304,875
CCO Holdings LLC / CCO Holdings Capital Corp.
390,000	5.125	(a)	05/01/23	404,137
810,000	5.750		01/15/24	842,400
270,000	5.125	(a)	05/01/27	268,650
Cequel Communications Holdings I LLC / Cequel Capital Corp.
150,000	5.125	(a)	12/15/21	150,562

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Communications – (continued)
CSC Holdings LLC
$160,000	6.750%		11/15/21	$ 172,800
260,000	5.500	(a)	04/15/27	265,850
DISH DBS Corp.
100,000	6.750		06/01/21	106,750
400,000	5.875		11/15/24	405,000

				2,921,024

Construction & Engineering – 0.4%
AECOM
190,000	5.875		10/15/24	207,575

Consumer Cyclical – 5.2%
Allison Transmission, Inc.
200,000	5.000	(a)	10/01/24	209,250
CRC Escrow Issuer LLC / CRC Finco, Inc.
370,000	5.250	(a)	10/15/25	371,387
CyrusOne LP / CyrusOne Finance Corp.
130,000	5.000	(a)	03/15/24	135,850
ESH Hospitality, Inc.
340,000	5.250	(a)	05/01/25	347,225
Gates Global LLC / Gates Global Co.
120,000	6.000	(a)	07/15/22	123,300
Hilton Domestic Operating Co., Inc.
260,000	4.250		09/01/24	265,200
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
90,000	4.875		04/01/27	95,175
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
150,000	5.625		05/01/24	161,062
Prime Security Services Borrower LLC / Prime Finance, Inc.
210,000	9.250	(a)	05/15/23	232,838
Scientific Games International, Inc.
280,000	10.000		12/01/22	309,050
Toll Brothers Finance Corp.
130,000	4.875		03/15/27	135,200
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
320,000	5.500	(a)	03/01/25	331,600

				2,717,137

Consumer Finance – 3.9%
Ally Financial, Inc.
700,000	4.125		03/30/20	723,625

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Finance – (continued)
$190,000	4.625%		03/30/25	$ 201,875
255,000	8.000		11/01/31	338,831
Navient Corp.
160,000	7.250		09/25/23	173,400
Navient Corp., MTN
400,000	7.250		01/25/22	433,000
170,000	6.125		03/25/24	173,825

				2,044,556

Consumer Noncyclical – 3.0%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
310,000	6.625		06/15/24	294,500
60,000	5.750		03/15/25	53,400
Avantor, Inc.
200,000	9.000	(a)	10/01/25	196,750
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
120,000	5.750	(a)	03/01/25	121,650
Endo Finance LLC
100,000	5.750	(a)	01/15/22	83,500
Endo Finance LLC / Endo Finco, Inc.
400,000	5.375	(a)	01/15/23	314,000
Kinetic Concepts, Inc. / KCI USA, Inc.
200,000	7.875	(a)	02/15/21	209,750
MPH Acquisition Holdings LLC
210,000	7.125	(a)	06/01/24	226,013
New Albertson’s, Inc.
100,000	8.000		05/01/31	84,500

				1,584,063

Containers & Packaging – 0.4%
Ball Corp.
42,000	4.000		11/15/23	43,260
Sealed Air Corp.
150,000	5.250	(a)	04/01/23	161,437

				204,697

Diversified Telecommunication – 0.7%
Cincinnati Bell, Inc.
90,000	7.000	(a)	07/15/24	87,975
Frontier Communications Corp.
125,000	10.500		09/15/22	99,219

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Telecommunication – (continued)
$220,000	11.000%		09/15/25	$ 169,950
50,000	9.000		08/15/31	34,312

				391,456

Electric – 0.3%
Talen Energy Supply LLC
160,000	9.500	(a)	07/15/22	167,600

Energy – 3.1%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
250,000	10.000	(a)	04/01/22	272,500
Calumet Specialty Products Partners LP / Calumet Finance Corp.
210,000	6.500		04/15/21	210,525
Citgo Holding, Inc.
270,000	10.750	(a)	02/15/20	286,200
PBF Holding Co. LLC / PBF Finance Corp.
200,000	7.250	(a)	06/15/25	211,500
SESI LLC
260,000	7.125		12/15/21	266,500
Ultra Resources, Inc.
100,000	6.875	(a)	04/15/22	101,250
Weatherford International Ltd.
310,000	9.875		02/15/24	326,663

				1,675,138

Energy Equipment & Services – 0.3%
Diamond Offshore Drilling, Inc.
160,000	7.875		08/15/25	168,000

Equity Real Estate Investment – 1.0%
Equinix, Inc.
400,000	5.875		01/15/26	436,000
Iron Mountain, Inc.
100,000	5.750		08/15/24	102,875

				538,875

Financial Company – 1.6%
BCD Acquisition, Inc.
100,000	9.625	(a)	09/15/23	109,875
Blackstone CQP Holdco LP
60,000	6.500	(a)	03/20/21	60,685
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
350,000	6.250		02/01/22	364,437

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial Company – (continued)
OneMain Financial Holdings LLC
$50,000	7.250	%(a)	12/15/21	$ 51,938
Quicken Loans, Inc.
240,000	5.750	(a)	05/01/25	253,500

				840,435

Food and Beverage – 0.9%
Aramark Services, Inc.
320,000	5.000	(a)	04/01/25	341,600
Golden Nugget, Inc.
150,000	6.750	(a)	10/15/24	153,562

				495,162

Food Products – 1.0%
Post Holdings, Inc.
260,000	5.000	(a)	08/15/26	259,025
260,000	5.750	(a)	03/01/27	267,150

				526,175

Hardware – 1.0%
CommScope Technologies LLC
320,000	6.000	(a)	06/15/25	343,200
CommScope, Inc.
210,000	5.500	(a)	06/15/24	221,812

				565,012

Health Care Providers & Services – 0.9%
Centene Corp.
320,000	6.125		02/15/24	344,000
LifePoint Health, Inc.
100,000	5.375		05/01/24	98,500

				442,500

Healthcare – 2.2%
CHS/Community Health Systems, Inc.
340,000	6.250		03/31/23	319,600
HCA, Inc.
360,000	7.500		02/15/22	406,800
150,000	5.375		02/01/25	156,000
260,000	5.875		02/15/26	276,900

				1,159,300

Hotels, Restaurants & Leisure – 2.0%
Boyd Gaming Corp.
270,000	6.875		05/15/23	288,562

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Hotels, Restaurants & Leisure – (continued)
MGM Resorts International
$500,000	6.625%		12/15/21	$ 557,500
90,000	7.750		03/15/22	104,400
Six Flags Entertainment Corp.
125,000	4.875	(a)	07/31/24	127,813

				1,078,275

Household Durables – 1.3%
CalAtlantic Group, Inc.
70,000	5.250		06/01/26	74,200
Lennar Corp.
360,000	4.500		04/30/24	373,050
PulteGroup, Inc.
110,000	5.000		01/15/27	115,913
Tempur Sealy International, Inc.
150,000	5.500		06/15/26	154,125

				717,288

Independent Power & Renewable Electricity Producers – 3.7%
AES Corp.
450,000	4.875		05/15/23	462,375
Calpine Corp.
230,000	5.750		01/15/25	222,525
Dynegy, Inc.
170,000	7.375		11/01/22	182,325
330,000	7.625		11/01/24	360,112
140,000	8.125	(a)	01/30/26	156,100
NRG Energy, Inc.
90,000	6.250		07/15/22	94,500
240,000	6.250		05/01/24	255,600
200,000	7.250		05/15/26	221,000

				1,954,537

Insurance – 0.4%
Genworth Holdings, Inc.
140,000	7.625		09/24/21	138,425
80,000	4.900		08/15/23	69,300

				207,725

Internet & Direct Marketing Retail – 0.4%
Netflix, Inc.
230,000	4.375		11/15/26	227,700

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Internet Software & Services – 0.5%
Rackspace Hosting, Inc.
$130,000	8.625	%(a)	11/15/24	$ 139,750
VeriSign, Inc.
100,000	5.250		04/01/25	109,375

				249,125

IT Services – 2.4%
First Data Corp.
760,000	7.000	(a)	12/01/23	809,400
430,000	5.000	(a)	01/15/24	447,200

				1,256,600

Media – 2.4%
AMC Networks, Inc.
340,000	5.000		04/01/24	344,250
Gray Television, Inc.
120,000	5.875	(a)	07/15/26	122,700
Lamar Media Corp.
190,000	5.750		02/01/26	205,200
Tribune Media Co.
580,000	5.875		07/15/22	595,950

				1,268,100

Metals – 0.4%
Novelis Corp.
200,000	5.875	(a)	09/30/26	208,250

Metals & Mining – 2.7%
Cleveland-Cliffs, Inc.
150,000	5.750	(a)	03/01/25	146,625
Freeport-McMoRan, Inc.
420,000	6.875		02/15/23	458,850
240,000	4.550		11/14/24	240,600
Steel Dynamics, Inc.
500,000	5.500		10/01/24	535,000

				1,381,075

Natural Gas – 3.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
125,000	5.500		05/20/25	127,500
Cheniere Corpus Christi Holdings LLC
310,000	5.125	(a)	06/30/27	320,850
NuStar Logistics LP
260,000	5.625		04/28/27	265,200

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Natural Gas – (continued)
Rockies Express Pipeline LLC
$265,000	5.625	%(a)	04/15/20	$ 278,913
Sunoco LP / Sunoco Finance Corp.
430,000	6.375		04/01/23	455,263
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
170,000	4.125		11/15/19	171,700

				1,619,426

Oil, Gas & Consumable Fuels – 6.2%
California Resources Corp.
200,000	8.000	(a)	12/15/22	148,500
Carrizo Oil & Gas, Inc.
130,000	7.500		09/15/20	133,250
Chesapeake Energy Corp.
220,000	8.000	(a)	12/15/22	235,400
CNX Resources Corp.
330,000	5.875		04/15/22	339,075
Continental Resources, Inc.
190,000	5.000		09/15/22	194,512
240,000	4.500		04/15/23	245,400
150,000	3.800		06/01/24	148,125
Energy Transfer Equity LP
350,000	5.875		01/15/24	377,125
Newfield Exploration Co.
290,000	5.625		07/01/24	314,650
QEP Resources, Inc.
150,000	5.375		10/01/22	154,313
Southwestern Energy Co.
180,000	4.100		03/15/22	177,750
140,000	6.700		01/23/25	145,950
Whiting Petroleum Corp.
340,000	5.000		03/15/19	343,400
Williams Cos., Inc. (The)
50,000	3.700		01/15/23	50,201
WPX Energy, Inc.
240,000	8.250		08/01/23	271,200

				3,278,851

Personal Products – 0.4%
Edgewell Personal Care Co.
200,000	4.700		05/24/22	208,500

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 3.9%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
$400,000	5.750	%(a)	08/01/22	$ 370,000
Valeant Pharmaceuticals International
280,000	6.375	(a)	10/15/20	281,050
Valeant Pharmaceuticals International, Inc.
150,000	5.375	(a)	03/15/20	148,875
200,000	7.500	(a)	07/15/21	198,250
260,000	5.500	(a)	03/01/23	224,900
150,000	5.875	(a)	05/15/23	131,625
290,000	7.000	(a)	03/15/24	312,475
480,000	6.125	(a)	04/15/25	414,000

				2,081,175

Professional Services – 0.6%
IHS Markit Ltd.
280,000	4.750	(a)	02/15/25	298,200

Real Estate Investment Trust – 0.2%
Realogy Group LLC / Realogy Co.-Issuer Corp.
100,000	4.875	(a)	06/01/23	101,250

Rental Equipment – 2.2%
BlueLine Rental Finance Corp. / BlueLine Rental LLC
230,000	9.250	(a)	03/15/24	249,550
Hertz Corp. (The)
230,000	7.625	(a)	06/01/22	238,050
United Rentals North America, Inc.
250,000	4.625		07/15/23	259,063
220,000	5.500		05/15/27	235,400
190,000	4.875		01/15/28	193,088

				1,175,151

Semiconductors & Semiconductor – 0.2%
Micron Technology, Inc.
100,000	5.500		02/01/25	105,875

Software – 1.1%
BMC Software Finance, Inc.
140,000	8.125	(a)	07/15/21	142,450
CDK Global, Inc.
100,000	4.875	(a)	06/01/27	103,500
Infor US, Inc.
150,000	6.500		05/15/22	154,875

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Software – (continued)
Solera LLC / Solera Finance, Inc.
$150,000	10.500	%(a)	03/01/24	$ 169,875

				570,700

Specialty Retail – 1.1%
L Brands, Inc.
200,000	8.500		06/15/19	218,250
PetSmart, Inc.
190,000	7.125	(a)	03/15/23	139,412
250,000	5.875	(a)	06/01/25	215,000

				572,662

Technolgy Hardware, Storage & Peripherals – 0.6%
NCR Corp.
290,000	6.375		12/15/23	307,038

Technology – 0.6%
Dell, Inc.
200,000	5.875		06/15/19	209,000
Exela Intermediate LLC / Exela Finance, Inc.
110,000	10.000	(a)	07/15/23	103,537

				312,537

Textiles, Apparel & Luxury Goods – 0.4%
Hanesbrands, Inc.
190,000	4.875	(a)	05/15/26	194,037

Trading Companies & Distributions – 0.3%
Aircastle Ltd.
150,000	5.125		03/15/21	159,562

Wireless – 4.4%
Hughes Satellite Systems Corp.
130,000	7.625		06/15/21	144,462
Sprint Capital Corp.
190,000	6.875		11/15/28	195,463
85,000	8.750		03/15/32	98,813
Sprint Communications, Inc.
300,000	7.000		08/15/20	321,750
310,000	11.500		11/15/21	378,200
150,000	6.000		11/15/22	151,688
T-Mobile USA, Inc.
100,000	4.000		04/15/22	103,000
160,000	6.375		03/01/25	172,200

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Wireless – (continued)
$680,000	6.500%		01/15/26	$ 745,450

				2,311,026

Wireless Telecommunication Services – 1.7%
Sprint Corp.
350,000	7.875		09/15/23	378,000
240,000	7.125		06/15/24	250,200
230,000	7.625		02/15/25	244,950

				873,150

Wirelines – 1.6%
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
150,000	8.250		10/15/23	144,187
Windstream Services LLC / Windstream Finance Corp.
291,000	6.375	(a)	08/01/23	192,060
Zayo Group LLC / Zayo Capital, Inc.
250,000	6.000		04/01/23	260,313
230,000	5.750	(a)	01/15/27	237,188

				833,748

TOTAL CORPORATE OBLIGATIONS (Cost $47,822,602)				$47,823,990

Foreign Corporate Debt – 6.7%
Aerospace & Defense – 1.2%
Bombardier, Inc. (Canada)
$270,000	8.750	%(a)	12/01/21	$ 300,037
330,000	6.125	(a)	01/15/23	325,875

				625,912

Agriculture – 0.6%
JBS USA LUX SA / JBS USA Finance, Inc. (Brazil)
300,000	7.250	(a)	06/01/21	308,250

Basic Industry – 0.5%
NOVA Chemicals Corp. (Canada)
180,000	4.875	(a)	06/01/24	183,150
110,000	5.250	(a)	06/01/27	111,650

				294,800

Communications – 0.3%
Videotron Ltd. (Canada)
150,000	5.125	(a)	04/15/27	157,688

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Corporate Debt – (continued)
Consumer Cyclical – 0.9%
1011778 BC ULC / New Red Finance, Inc. (Canada)
$460,000	4.250	%(a)	05/15/24	$ 462,875

Metals & Mining – 2.0%
First Quantum Minerals Ltd. (Zambia)
170,000	7.000	(a)	02/15/21	177,012
380,000	7.250	(a)	04/01/23	403,750
Hudbay Minerals, Inc. (Canada)
190,000	7.625	(a)	01/15/25	210,662
Kinross Gold Corp. (Canada)
220,000	5.950		03/15/24	243,100

				1,034,524

Oil, Gas & Consumable Fuels – 1.2%
MEG Energy Corp. (Canada)
170,000	6.375	(a)	01/30/23	156,613
170,000	7.000	(a)	03/31/24	153,850
120,000	6.500	(a)	01/15/25	118,200
Seven Generations Energy Ltd. (Canada)
190,000	6.875	(a)	06/30/23	202,588

				631,251

TOTAL FOREIGN CORPORATE DEBT (Cost $3,491,583)				$ 3,515,300

Principal Amount	Interest Rate	Value
Investment Company – 1.0%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
502,836	0.97%	$ 502,836

(Cost $502,836)

TOTAL INVESTMENTS – 98.7% (Cost $51,817,021)		$51,842,126

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		706,017

NET ASSETS – 100.0%		$52,548,143

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $22,583,933, which represents approximately 43.0% of net assets as of November 30, 2017.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2017	Shares as of November 30, 2017	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$—	$1,819,655	$1,316,819	$502,836	502,836	$746

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2017:

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$47,823,990	$—
Foreign Corporate Debt	—	3,515,300	—
Investment Company	502,836	—	—
Total	$502,836	$51,339,290	$—

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 76.4%
Aerospace & Defense – 1.7%
Arconic, Inc.
$120,000	5.400%	04/15/21	$ 127,680
Lockheed Martin Corp.
370,000	3.800	03/01/45	366,526
180,000	4.700	05/15/46	204,421
Northrop Grumman Corp.
400,000	2.930	01/15/25	398,939
400,000	3.250	01/15/28	400,979
United Technologies Corp.
720,000	1.950	11/01/21	704,349
370,000	3.125	05/04/27	369,844
240,000	5.700	04/15/40	302,158
200,000	3.750	11/01/46	196,672

			3,071,568

Air Freight & Logistics – 0.7%
FedEx Corp.
360,000	4.550	04/01/46	382,188
United Parcel Service, Inc.
750,000	2.450	10/01/22	750,753

			1,132,941

Automobiles – 0.2%
General Motors Co.
180,000	6.250	10/02/43	210,115
120,000	6.750	04/01/46	147,417

			357,532

Banks – 14.6%
Bank of America Corp.
340,000	7.625	06/01/19	366,234
250,000	7.750	05/14/38	367,436
Bank of America Corp., GMTN
830,000	3.300	01/11/23	846,438
50,000	3.500	04/19/26	50,909
Bank of America Corp., Series L
190,000	4.183	11/25/27	196,806
Bank of America Corp., MTN
620,000	5.000	05/13/21	669,218
630,000	3.875	08/01/25	661,721
420,000	3.248	10/21/27	416,062
580,000	5.000	01/21/44	676,660

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Bank of America NA
$430,000	2.050%	12/07/18	$ 430,891
Branch Banking & Trust Co.
250,000	2.100	01/15/20	249,649
590,000	3.800	10/30/26	617,717
Capital One Bank USA NA
280,000	2.250	02/13/19	280,187
400,000	3.375	02/15/23	404,953
Citigroup, Inc.
800,000	8.500	05/22/19	870,553
446,000	2.350	08/02/21	440,900
190,000	4.500	01/14/22	203,108
30,000	3.875	10/25/23	31,219
500,000	3.875	03/26/25	509,558
190,000	3.300	04/27/25	191,239
350,000	3.700	01/12/26	359,375
370,000	3.200	10/21/26	363,802
510,000	4.450	09/29/27	535,869
20,000	4.125	07/25/28	20,546
170,000	5.875	01/30/42	217,696
30,000	6.675	09/13/43	40,720
308,000	4.650	07/30/45	345,514
Discover Bank
290,000	4.200	08/08/23	306,258
580,000	3.450	07/27/26	568,492
Fifth Third Bancorp
110,000	8.250	03/01/38	165,689
JPMorgan Chase & Co.
489,000	2.350	01/28/19	490,644
225,000	4.400	07/22/20	236,572
100,000	4.250	10/15/20	105,009
827,000	4.500	01/24/22	884,417
20,000	3.250	09/23/22	20,474
1,325,000	2.972	01/15/23	1,332,774
500,000	3.200	06/15/26	497,041
325,000	3.625	12/01/27	325,135
300,000	6.400	05/15/38	405,040
180,000	5.500	10/15/40	221,147

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
$200,000	5.600%		07/15/41	$ 248,970
180,000	5.400		01/06/42	218,751
60,000	4.850		02/01/44	69,084
KeyBank NA
600,000	2.500		12/15/19	602,821
PNC Bank NA, MTN
260,000	2.600		07/21/20	261,967
750,000	3.250		06/01/25	758,896
PNC Financial Services Group, Inc. (The)
740,000	4.375		08/11/20	778,908
Santander Holdings USA, Inc.
770,000	3.700	(a)	03/28/22	780,180
US Bancorp, Series X
380,000	3.150		04/27/27	379,073
US Bank NA
290,000	2.125		10/28/19	290,177
250,000	2.000		01/24/20	248,944
Wells Fargo & Co.
350,000	3.069		01/24/23	353,245
460,000	3.000		04/22/26	448,636
370,000	3.000		10/23/26	360,110
Wells Fargo & Co., GMTN
300,000	4.300		07/22/27	315,957
310,000	4.900		11/17/45	343,095
Wells Fargo & Co., Series M
750,000	3.450		02/13/23	766,294
Wells Fargo & Co., MTN
100,000	3.000		01/22/21	101,755
430,000	4.100		06/03/26	447,859
100,000	4.650		11/04/44	106,720
330,000	4.750		12/07/46	362,671
Wells Fargo Bank NA, MTN
1,000,000	2.150		12/06/19	999,773

				25,167,558

Basic Industry – 0.1%
LYB International Finance BV
110,000	5.250		07/15/43	126,101

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Beverages – 1.3%
Molson Coors Brewing Co.
$400,000	3.000%	07/15/26	$ 388,422
50,000	4.200	07/15/46	49,786
PepsiCo, Inc.
460,000	3.000	08/25/21	471,299
1,000,000	2.750	03/05/22	1,014,152
100,000	4.875	11/01/40	117,773
280,000	3.450	10/06/46	268,811

			2,310,243

Biotechnology – 3.3%
AbbVie, Inc.
180,000	3.200	11/06/22	182,810
180,000	3.600	05/14/25	184,014
200,000	3.200	05/14/26	197,952
320,000	4.500	05/14/35	342,208
50,000	4.300	05/14/36	52,372
300,000	4.700	05/14/45	326,577
150,000	4.450	05/14/46	158,097
Amgen, Inc.
100,000	2.200	05/22/19	100,179
680,000	3.450	10/01/20	698,477
490,000	4.400	05/01/45	517,740
200,000	4.663	06/15/51	216,357
Biogen, Inc.
225,000	3.625	09/15/22	232,658
Celgene Corp.
320,000	3.550	08/15/22	329,241
250,000	5.000	08/15/45	277,043
170,000	4.350	11/15/47	172,693
Gilead Sciences, Inc.
200,000	3.250	09/01/22	205,331
460,000	3.650	03/01/26	475,888
240,000	4.800	04/01/44	269,562
250,000	4.750	03/01/46	282,198
250,000	4.150	03/01/47	257,481

			5,478,878

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Brokerage – 0.1%
Jefferies Group LLC
$150,000	4.850%	01/15/27	$ 158,361

Capital Goods – 0.1%
Caterpillar Financial Services Corp.
60,000	1.700	08/09/21	58,783
Caterpillar Financial Services Corp., MTN
150,000	7.150	02/15/19	159,060

			217,843

Capital Markets – 3.6%
Bank of New York Mellon Corp. (The), MTN
400,000	2.600	08/17/20	403,307
1,000,000	2.600	02/07/22	1,001,970
20,000	2.800	05/04/26	19,558
100,000	2.450	08/17/26	94,632
40,000	3.250	05/16/27	40,222
BlackRock, Inc.
200,000	3.500	03/18/24	208,133
Morgan Stanley
40,000	2.800	06/16/20	40,383
550,000	4.875	11/01/22	592,705
30,000	3.625	01/20/27	30,431
490,000	3.950	04/23/27	495,355
206,000	6.375	07/24/42	279,846
20,000	4.300	01/27/45	20,956
30,000	4.375	01/22/47	31,982
Morgan Stanley, Series F
245,000	3.875	04/29/24	256,380
Morgan Stanley, GMTN
1,290,000	5.500	07/28/21	1,416,611
25,000	3.700	10/23/24	25,782
730,000	3.875	01/27/26	755,523
Morgan Stanley, MTN
500,000	2.625	11/17/21	498,795
90,000	3.125	07/27/26	88,025
State Street Corp.
180,000	2.650	05/19/26	174,666

			6,475,262

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – 0.8%
Eastman Chemical Co.
$520,000	3.600%	08/15/22	$ 536,613
LyondellBasell Industries NV
150,000	5.000	04/15/19	154,988
550,000	5.750	04/15/24	624,766
130,000	4.625	02/26/55	133,016

			1,449,383

Communications – 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
250,000	3.579	07/23/20	254,605
360,000	4.464	07/23/22	374,290
270,000	6.384	10/23/35	311,846
180,000	6.484	10/23/45	206,121
NBCUniversal Media LLC
175,000	5.950	04/01/41	222,492
30,000	4.450	01/15/43	31,945
Time Warner Cable LLC
700,000	8.250	04/01/19	751,954
20,000	6.550	05/01/37	23,016
120,000	7.300	07/01/38	148,684
160,000	5.875	11/15/40	173,388
330,000	4.500	09/15/42	303,159

			2,801,500

Communications Equipment – 0.5%
Cisco Systems, Inc.
85,000	1.600	02/28/19	84,710
360,000	3.625	03/04/24	379,871
260,000	5.900	02/15/39	347,158

			811,739

Consumer Cyclical – 2.2%
Ford Motor Credit Co. LLC
720,000	5.875	08/02/21	796,913
General Motors Financial Co., Inc.
180,000	3.150	01/15/20	182,139
870,000	3.200	07/13/20	882,016
530,000	3.450	04/10/22	537,491
250,000	4.350	01/17/27	257,393

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Toyota Motor Credit Corp., MTN
$1,053,000	1.700%	02/19/19	$ 1,049,966

			3,705,918

Consumer Finance – 0.7%
American Express Co.
470,000	4.050	12/03/42	485,332
Capital One Financial Corp.
230,000	3.200	02/05/25	228,609
500,000	4.200	10/29/25	513,588

			1,227,529

Consumer Noncyclical – 0.7%
Shire Acquisitions Investments Ireland DAC
760,000	2.875	09/23/23	746,587
250,000	3.200	09/23/26	241,797
Wyeth LLC
150,000	5.950	04/01/37	199,002

			1,187,386

Containers & Packaging – 0.3%
International Paper Co.
130,000	3.000	02/15/27	125,719
100,000	4.800	06/15/44	108,089
190,000	4.400	08/15/47	195,209

			429,017

Distributors – 0.7%
American Honda Finance Corp., GMTN
880,000	1.700	09/09/21	857,652
General Motors Financial Co., Inc.
340,000	4.200	03/01/21	354,110

			1,211,762

Diversified Financial Services – 0.1%
Berkshire Hathaway, Inc.
250,000	3.125	03/15/26	251,538

Diversified Telecommunication – 6.2%
AT&T, Inc.
510,000	2.300	03/11/19	510,850
1,170,000	5.000	03/01/21	1,251,908
30,000	2.625	12/01/22	29,431
25,000	3.800	03/01/24	25,529
340,000	3.400	08/14/24	338,777

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Diversified Telecommunication – (continued)
$600,000	3.400%	05/15/25	$ 589,518
70,000	4.125	02/17/26	71,389
100,000	4.250	03/01/27	102,455
550,000	3.900	08/14/27	547,337
275,000	4.500	05/15/35	268,311
300,000	5.250	03/01/37	312,744
180,000	6.550	02/15/39	216,840
320,000	5.150	03/15/42	324,616
230,000	4.800	06/15/44	223,748
150,000	4.350	06/15/45	135,593
210,000	4.750	05/15/46	200,974
90,000	5.450	03/01/47	94,672
240,000	4.500	03/09/48	219,772
230,000	4.550	03/09/49	211,807
470,000	5.150	02/14/50	468,075
140,000	5.700	03/01/57	150,769
Verizon Communications, Inc.
1,290,000	2.946	03/15/22	1,298,159
230,000	5.150	09/15/23	254,158
80,000	4.125	03/16/27	83,479
150,000	4.400	11/01/34	151,141
290,000	5.250	03/16/37	316,809
530,000	4.812	03/15/39	546,878
100,000	3.850	11/01/42	88,595
70,000	4.125	08/15/46	64,043
233,000	4.862	08/21/46	238,316
110,000	5.500	03/16/47	123,424
70,000	4.522	09/15/48	67,916
350,000	5.012	04/15/49	364,520
500,000	5.012	08/21/54	505,550
290,000	4.672	03/15/55	277,002

			10,675,105

Electric – 0.3%
Berkshire Hathaway Energy Co.
300,000	6.125	04/01/36	393,060

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
Exelon Generation Co. LLC
$200,000	5.600%	06/15/42	$ 211,998

			605,058

Electric Utilities – 1.4%
Exelon Corp.
370,000	2.850	06/15/20	374,173
250,000	3.950	06/15/25	261,434
FirstEnergy Corp., Series B
755,000	3.900	07/15/27	768,930
Pacific Gas & Electric Co.
200,000	6.050	03/01/34	249,277
Southern Co. (The)
120,000	1.850	07/01/19	119,417
540,000	3.250	07/01/26	533,218

			2,306,449

Energy – 1.5%
ConocoPhillips Co.
400,000	4.950	03/15/26	451,480
ConocoPhillips Holding Co.
130,000	6.950	04/15/29	170,043
Devon Financing Co. LLC
150,000	7.875	09/30/31	202,789
Plains All American Pipeline LP / PAA Finance Corp.
380,000	4.650	10/15/25	389,532
Sabine Pass Liquefaction LLC
610,000	5.875	06/30/26	685,106
Williams Partners LP / ACMP Finance Corp.
680,000	4.875	03/15/24	712,087

			2,611,037

Energy Equipment & Services – 0.4%
Halliburton Co.
350,000	3.800	11/15/25	361,791
230,000	5.000	11/15/45	252,759
National Oilwell Varco, Inc.
50,000	3.950	12/01/42	43,566

			658,116

Equity Real Estate Investment – 0.4%
Crown Castle International Corp.
620,000	5.250	01/15/23	681,110

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Equity Real Estate Investment – (continued)
$50,000	3.650%	09/01/27	$ 49,672

			730,782

Food & Staples Retailing – 2.9%
Costco Wholesale Corp.
734,000	2.300	05/18/22	730,990
CVS Health Corp.
20,000	2.800	07/20/20	20,142
1,000,000	2.125	06/01/21	979,854
610,000	3.500	07/20/22	623,405
110,000	5.125	07/20/45	121,502
Walgreens Boots Alliance, Inc.
500,000	3.300	11/18/21	509,343
450,000	3.450	06/01/26	442,510
Wal-Mart Stores, Inc.
450,000	1.900	12/15/20	446,797
200,000	2.350	12/15/22	198,512
450,000	2.650	12/15/24	447,973
350,000	3.625	12/15/47	361,982

			4,883,010

Food and Beverage – 1.0%
Kraft Heinz Foods Co.
707,000	2.800	07/02/20	712,647
410,000	3.500	06/06/22	419,666
300,000	3.000	06/01/26	287,355
50,000	5.000	06/04/42	52,726
270,000	4.375	06/01/46	261,419

			1,733,813

Health Care Equipment & Supplies – 0.5%
Becton Dickinson and Co.
200,000	3.363	06/06/24	200,383
100,000	3.700	06/06/27	99,841
100,000	4.669	06/06/47	105,347
Stryker Corp.
250,000	3.500	03/15/26	257,615
Zimmer Biomet Holdings, Inc.
30,000	3.550	04/01/25	30,037

			693,223

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care Providers & Services – 1.9%
Aetna, Inc.
$350,000	2.800%	06/15/23	$ 345,444
Anthem, Inc.
170,000	4.625	05/15/42	181,064
130,000	4.650	08/15/44	139,093
120,000	4.375	12/01/47	124,066
Cigna Corp.
350,000	3.250	04/15/25	350,903
Express Scripts Holding Co.
620,000	4.750	11/15/21	662,301
270,000	4.500	02/25/26	284,400
210,000	4.800	07/15/46	218,148
UnitedHealth Group, Inc.
40,000	3.750	07/15/25	42,144
330,000	3.100	03/15/26	331,190
230,000	4.750	07/15/45	265,577
30,000	4.200	01/15/47	32,155
130,000	3.750	10/15/47	130,564

			3,107,049

Healthcare – 1.3%
HCA, Inc.
730,000	3.750	03/15/19	740,950
550,000	5.250	06/15/26	585,062
80,000	5.500	06/15/47	81,400
Medtronic, Inc.
400,000	2.500	03/15/20	402,934
200,000	4.375	03/15/35	219,649
220,000	4.625	03/15/45	252,046

			2,282,041

Hotels, Restaurants & Leisure – 0.6%
McDonald’s Corp., MTN
610,000	3.700	01/30/26	635,284
25,000	4.700	12/09/35	28,105
250,000	4.875	12/09/45	283,193

			946,582

Household Durables – 0.1%
Newell Brands, Inc.
170,000	5.500	04/01/46	202,407

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Household Products – 0.2%
Procter & Gamble Co. (The)
$340,000	5.550%		03/05/37	$ 446,585

Industrial Conglomerates – 0.3%
Honeywell International, Inc.
510,000	2.500		11/01/26	487,486

Insurance – 0.6%
Berkshire Hathaway Finance Corp.
90,000	1.300		08/15/19	89,042
MetLife, Inc.
260,000	5.700		06/15/35	328,902
259,000	4.875		11/13/43	298,518
MetLife, Inc., Series D
130,000	4.368		09/15/23	140,393

				856,855

Internet & Direct Marketing Retail – 0.7%
Amazon.com, Inc.
350,000	3.300		12/05/21	361,988
370,000	2.800	(a)	08/22/24	367,747
70,000	3.800		12/05/24	73,785
130,000	4.800		12/05/34	150,235
390,000	4.050	(a)	08/22/47	407,202

				1,360,957

Internet Software & Services – 0.1%
eBay, Inc.
250,000	2.750		01/30/23	247,763

IT Services – 1.2%
Fidelity National Information Services, Inc.
360,000	3.000		08/15/26	346,855
International Business Machines Corp.
350,000	3.375		08/01/23	361,614
275,000	4.000		06/20/42	286,607
Visa, Inc.
450,000	3.150		12/14/25	458,384
150,000	4.150		12/14/35	164,929
260,000	4.300		12/14/45	291,139

				1,909,528

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.
770,000	2.950		09/19/26	747,835

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Machinery – 0.0%(b)
Caterpillar, Inc.
$30,000	3.900%		05/27/21	$ 31,527
20,000	3.400		05/15/24	20,634
40,000	5.200		05/27/41	49,535

				101,696

Media – 3.1%
Comcast Corp.
60,000	3.600		03/01/24	62,103
960,000	3.150		03/01/26	960,663
120,000	5.650		06/15/35	147,758
270,000	4.400		08/15/35	293,029
230,000	6.500		11/15/35	308,218
40,000	3.200		07/15/36	37,549
250,000	4.650		07/15/42	273,364
190,000	4.600		08/15/45	208,079
140,000	3.400		07/15/46	127,618
36,000	3.999	(a)	11/01/49	35,826
93,000	4.049	(a)	11/01/52	92,707
Omnicom Group, Inc.
500,000	3.625		05/01/22	518,934
Time Warner, Inc.
140,000	3.600		07/15/25	140,367
520,000	3.800		02/15/27	519,178
180,000	7.700		05/01/32	248,052
50,000	6.100		07/15/40	59,630
180,000	4.850		07/15/45	186,226
Viacom, Inc.
350,000	4.375		03/15/43	294,169
Walt Disney Co. (The)
725,000	3.000		02/13/26	724,981

				5,238,451

Multi-Utilities – 0.4%
Dominion Energy, Inc.
370,000	2.579		07/01/20	370,925
260,000	3.900		10/01/25	271,768

				642,693

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – 4.5%
Anadarko Petroleum Corp.
$225,000	6.450%	09/15/36	$ 270,786
140,000	6.600	03/15/46	176,798
Apache Corp.
410,000	4.750	04/15/43	416,165
Chevron Corp.
750,000	2.566	05/16/23	746,158
180,000	2.954	05/16/26	178,918
ConocoPhillips
150,000	6.500	02/01/39	203,631
Devon Energy Corp.
290,000	3.250	05/15/22	296,230
65,000	7.950	04/15/32	87,490
160,000	5.600	07/15/41	184,153
Energy Transfer LP
600,000	4.150	10/01/20	624,788
300,000	6.125	12/15/45	324,010
200,000	5.300	04/15/47	194,573
EOG Resources, Inc.
380,000	2.625	03/15/23	376,580
Exxon Mobil Corp.
615,000	2.222	03/01/21	615,593
200,000	4.114	03/01/46	215,124
Kinder Morgan Energy Partners LP
600,000	3.500	03/01/21	609,600
Kinder Morgan, Inc.
200,000	5.550	06/01/45	213,050
180,000	5.050	02/15/46	182,002
Marathon Oil Corp.
250,000	2.800	11/01/22	247,156
MPLX LP
300,000	5.200	03/01/47	315,853
Noble Energy, Inc.
190,000	5.050	11/15/44	200,402
Occidental Petroleum Corp.
230,000	3.400	04/15/26	235,044
180,000	4.625	06/15/45	200,159
80,000	4.100	02/15/47	83,105

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
Phillips 66
$100,000	5.875%	05/01/42	$ 125,004
Williams Partners LP
350,000	3.600	03/15/22	358,260

			7,680,632

Pharmaceuticals – 1.2%
Bristol-Myers Squibb Co.
400,000	1.600	02/27/19	398,520
Merck & Co., Inc.
150,000	2.350	02/10/22	150,072
150,000	2.750	02/10/25	149,028
200,000	3.700	02/10/45	202,894
Mylan NV
40,000	5.250	06/15/46	42,938
Pfizer, Inc.
585,000	2.100	05/15/19	586,660
40,000	2.200	12/15/21	39,866
250,000	2.750	06/03/26	245,804
150,000	7.200	03/15/39	225,664
330,000	4.125	12/15/46	353,554

			2,395,000

Road & Rail – 0.1%
CSX Corp.
60,000	3.800	11/01/46	58,592

Semiconductors & Semiconductor – 1.8%
Applied Materials, Inc.
520,000	3.300	04/01/27	527,929
130,000	4.350	04/01/47	143,390
Intel Corp.
790,000	2.450	07/29/20	796,521
830,000	3.700	07/29/25	875,839
75,000	4.250	12/15/42	84,374
QUALCOMM, Inc.
200,000	1.850	05/20/19	199,013
290,000	4.650	05/20/35	303,617

			2,930,683

Software – 4.6%
Microsoft Corp.
570,000	1.850	02/12/20	567,562

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Software – (continued)
$390,000	2.000%	11/03/20	$ 389,007
140,000	2.400	02/06/22	140,039
485,000	2.650	11/03/22	489,404
40,000	2.875	02/06/24	40,451
360,000	3.300	02/06/27	369,540
380,000	3.450	08/08/36	382,295
240,000	5.200	06/01/39	298,118
150,000	3.500	11/15/42	149,360
200,000	3.750	02/12/45	204,614
300,000	4.450	11/03/45	342,602
310,000	3.700	08/08/46	313,516
300,000	4.000	02/12/55	312,754
Microsoft Corp., Series 30Y
260,000	4.250	02/06/47	288,060
Oracle Corp.
150,000	2.375	01/15/19	150,896
393,000	3.875	07/15/20	410,821
1,550,000	2.800	07/08/21	1,579,127
150,000	2.625	02/15/23	150,260
210,000	2.950	05/15/25	210,837
350,000	3.850	07/15/36	362,712
260,000	3.800	11/15/37	266,572
60,000	6.125	07/08/39	80,954
150,000	5.375	07/15/40	184,306
50,000	4.125	05/15/45	52,223
180,000	4.000	07/15/46	186,537
240,000	4.000	11/15/47	248,063

			8,170,630

Specialty Retail – 1.3%
Home Depot, Inc. (The)
303,000	2.000	06/15/19	302,704
550,000	2.000	04/01/21	545,307
250,000	2.700	04/01/23	251,262
45,000	3.000	04/01/26	44,966
250,000	4.400	03/15/45	275,933
300,000	4.250	04/01/46	324,563

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Specialty Retail – (continued)
Lowe’s Cos., Inc.
$410,000	4.050%	05/03/47	$ 425,341

			2,170,076

Technology Hardware, Storage & Peripherals – 2.0%
Apple, Inc.
130,000	1.700	02/22/19	129,734
381,000	2.250	02/23/21	380,494
590,000	1.550	08/04/21	573,454
20,000	2.150	02/09/22	19,804
30,000	2.700	05/13/22	30,279
30,000	3.000	02/09/24	30,440
475,000	2.850	05/11/24	476,942
740,000	3.000	06/20/27	734,221
230,000	4.500	02/23/36	260,421
470,000	3.850	05/04/43	477,587
290,000	4.375	05/13/45	317,171
40,000	4.650	02/23/46	45,771
50,000	4.250	02/09/47	53,845
HP, Inc.
70,000	6.000	09/15/41	74,166

			3,604,329

Tobacco – 1.7%
Altria Group, Inc.
620,000	9.250	08/06/19	692,382
311,000	3.875	09/16/46	304,599
Philip Morris International, Inc.
1,000,000	1.875	11/01/19	992,564
200,000	1.875	02/25/21	196,406
20,000	2.750	02/25/26	19,537
350,000	6.375	05/16/38	467,916
200,000	4.125	03/04/43	202,774

			2,876,178

Transportation – 0.4%
Burlington Northern Santa Fe LLC
470,000	4.900	04/01/44	554,082

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation – (continued)
$200,000	4.125%	06/15/47	$ 213,447

			767,529

TOTAL CORPORATE OBLIGATIONS (Cost $132,061,812)			$131,700,229

Foreign Corporate Debt – 22.4%
Banks – 11.3%
Australia & New Zealand Banking Group Ltd., MTN (Australia)
$640,000	2.300%	06/01/21	$ 634,845
Banco Santander SA (Spain)
400,000	4.250	04/11/27	413,404
Bank of Montreal, MTN (Canada)
930,000	2.550	11/06/22	922,012
Bank of Nova Scotia (The) (Canada)
360,000	1.950	01/15/19	360,056
650,000	1.650	06/14/19	646,059
70,000	2.350	10/21/20	70,023
Barclays PLC (United Kingdom)
140,000	3.200	08/10/21	141,368
475,000	4.375	09/11/24	486,864
750,000	3.650	03/16/25	749,019
250,000	4.337	01/10/28	257,775
210,000	4.836	05/09/28	218,300
BNP Paribas SA (France)
620,000	5.000	01/15/21	667,058
Credit Suisse AG (Switzerland)
920,000	5.300	08/13/19	967,207
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
1,050,000	3.800	09/15/22	1,087,235
320,000	4.550	04/17/26	342,027
Deutsche Bank AG (Germany)
620,000	2.700	07/13/20	618,320
HSBC Holdings PLC (United Kingdom)
200,000	2.950	05/25/21	202,194
900,000	2.650	01/05/22	896,965
300,000	4.300	03/08/26	318,403
200,000	4.375	11/23/26	208,206

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Corporate Debt – (continued)
Banks – (continued)
$760,000	6.500%		09/15/37	$ 998,031
ING Groep NV (Netherlands)
430,000	3.950		03/29/27	448,739
Lloyds Banking Group PLC (United Kingdom)
450,000	3.000		01/11/22	452,112
400,000	4.500		11/04/24	418,365
National Australia Bank Ltd., GMTN (Australia)
1,000,000	2.500		05/22/22	994,655
Royal Bank of Canada (Canada)
30,000	2.000		12/10/18	30,030
Royal Bank of Canada, GMTN (Canada)
610,000	2.150		03/15/19	610,606
450,000	2.150		03/06/20	449,080
Royal Bank of Canada, MTN (Canada)
95,000	2.350		10/30/20	95,018
Santander UK Group Holdings PLC (United Kingdom)
445,000	2.875		08/05/21	445,568
Skandinaviska Enskilda Banken AB (Sweden)
500,000	2.625		03/15/21	502,851
Sumitomo Mitsui Banking Corp. (Japan)
990,000	2.450		01/16/20	993,713
Sumitomo Mitsui Financial Group, Inc. (Japan)
840,000	2.934		03/09/21	848,772
Toronto-Dominion Bank (The) (Canada)
60,000	1.800		07/13/21	58,859
Toronto-Dominion Bank (The), GMTN (Canada)
475,000	2.500		12/14/20	478,139
Toronto-Dominion Bank (The), MTN (Canada)
690,000	2.125		04/07/21	685,414
Westpac Banking Corp. (Australia)
232,000	2.150		03/06/20	231,373
250,000	2.600		11/23/20	251,690
120,000	2.700		08/19/26	115,158

				19,315,513

Consumer Noncyclical – 1.2%
BAT Capital Corp. (United Kingdom)
640,000	3.222	(a)	08/15/24	638,923
GlaxoSmithKline Capital, Inc. (United Kingdom)
130,000	6.375		05/15/38	180,130

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Novartis Capital Corp. (Switzerland)
$350,000	2.400%	05/17/22	$ 349,301
220,000	4.400	05/06/44	248,165
Novartis Securities Investment Ltd. (Switzerland)
650,000	5.125	02/10/19	672,765

			2,089,284

Energy – 2.4%
BP Capital Markets PLC (United Kingdom)
200,000	2.237	05/10/19	200,595
580,000	3.561	11/01/21	604,364
20,000	2.500	11/06/22	19,865
20,000	3.535	11/04/24	20,752
940,000	3.723	11/28/28	977,261
Shell International Finance BV (Netherlands)
800,000	1.375	05/10/19	792,967
100,000	1.375	09/12/19	98,865
750,000	1.750	09/12/21	733,762
260,000	6.375	12/15/38	353,096
100,000	4.550	08/12/43	110,469
190,000	4.375	05/11/45	205,763
240,000	4.000	05/10/46	245,314

			4,363,073

Financial Co. – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Netherlands)
350,000	5.000	10/01/21	375,900

Food and Beverage – 2.8%
Anheuser-Busch InBev Finance, Inc. (Belgium)
1,500,000	1.900	02/01/19	1,498,362
600,000	3.650	02/01/26	616,192
530,000	4.700	02/01/36	586,552
740,000	4.900	02/01/46	837,535
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
400,000	7.750	01/15/19	424,487
75,000	2.500	07/15/22	74,425
350,000	3.750	07/15/42	336,063

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Corporate Debt – (continued)
Food and Beverage – (continued)
Unilever Capital Corp. (United Kingdom)
$300,000	2.200%		05/05/22	$ 297,278

				4,670,894

Metals & Mining – 0.4%
Barrick North America Finance LLC (Canada)
200,000	5.750		05/01/43	246,843
Southern Copper Corp. (Peru)
100,000	7.500		07/27/35	135,416
140,000	5.875		04/23/45	169,959

				552,218

Mining – 0.5%
Rio Tinto Finance USA Ltd. (United Kingdom)
25,000	7.125		07/15/28	33,238
Vale Overseas Ltd. (Brazil)
690,000	5.875		06/10/21	758,137
180,000	6.250		08/10/26	209,250

				1,000,625

Oil Company-Exploration & Production – 0.2%
Nexen Energy ULC (China)
250,000	6.400		05/15/37	324,727

Oil, Gas & Consumable Fuels – 1.5%
Cenovus Energy, Inc. (Canada)
200,000	4.250	(a)	04/15/27	199,000
150,000	6.750		11/15/39	177,937
Ecopetrol SA (Colombia)
320,000	5.875		09/18/23	358,000
350,000	5.375		06/26/26	376,469
Enbridge, Inc. (Canada)
150,000	4.250		12/01/26	156,846
50,000	5.500		12/01/46	58,002
Statoil ASA (Norway)
430,000	3.150		01/23/22	440,953
Suncor Energy, Inc. (Canada)
370,000	3.600		12/01/24	379,153
190,000	6.500		06/15/38	250,168
TransCanada PipeLines Ltd. (Canada)
130,000	7.625		01/15/39	195,389

				2,591,917

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Pharmaceuticals – 0.5%
AstraZeneca PLC (United Kingdom)
$450,000	3.375%	11/16/25	$ 456,433
60,000	3.125	06/12/27	59,148
200,000	6.450	09/15/37	267,653

			783,234

Tobacco – 0.4%
Reynolds American, Inc. (United Kingdom)
475,000	4.000	06/12/22	495,610
220,000	5.850	08/15/45	268,881

			764,491

Wireless Telecommunication Services – 0.2%
America Movil SAB de CV (Mexico)
200,000	3.125	07/16/22	202,468
150,000	6.125	03/30/40	186,889

			389,357

Wirelines – 0.8%
Deutsche Telekom International Finance BV (Germany)
140,000	8.750	06/15/30	205,460
Telefonica Emisiones SAU (Spain)
890,000	5.134	04/27/20	944,456
230,000	5.213	03/08/47	252,308

			1,402,224

TOTAL FOREIGN CORPORATE DEBT
(Cost $38,675,282)			$38,623,457

Principal Amount	Interest Rate	Value
Investment Company – 0.3%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
586,739	0.97%	$ 586,739

(Cost $586,739)

TOTAL INVESTMENTS – 99.1%
(Cost $171,323,833)		$170,910,425

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		1,627,625

NET ASSETS – 100.0%		$172,538,050

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,521,585, which represents approximately 1.5% of net assets as of November 30, 2017.

(b)	Less than 0.05%.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company

A summary of the Fund’s transactions in affiliated investments during the period ended November 30, 2017 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of November 30, 2017	Shares as of November 30, 2017	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$183,870	$3,325,167	$2,922,298	$586,739	586,739	$1,683

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2017:

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$131,700,229	$—
Foreign Corporate Debt	—	38,623,457	—
Investment Company	586,739	—	—
Total	$586,739	$170,323,686	$—

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At November 30, 2017 the Funds did not hold level 3 securities.

For further information regarding security characteristics, see the Schedules of Investments.

C. Securities Lending — The ActiveBeta® Emerging Markets Equity ETF, the ActiveBeta® Europe Equity ETF, the ActiveBeta® International Equity ETF, the ActiveBeta® Japan Equity ETF, the ActiveBeta® U.S. Large Cap Equity ETF and the ActiveBeta® U.S. Small Cap Equity ETF, may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Effective December 1, 2016 the ActiveBeta® Emerging Markets Equity ETF, the ActiveBeta® Europe Equity ETF, the ActiveBeta® International Equity ETF, the ActiveBeta® Japan Equity ETF and the ActiveBeta® U.S. Large Cap Equity ETF with the exception of the ActiveBeta® U.S. Small Cap Equity ETF, which started on June 28, 2017, began lending their securities and invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust.

The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund for the period ended November 30, 2017.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Schedule of Investments (continued)

November 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than shortterm fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs ETF Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 29, 2018

*	Print the name and title of each signing officer under his or her signature.